As filed with the Securities and Exchange Commission on December 30, 2011

1933 Act Registration File No. 033-68666

1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 137 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 139 ☒

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service) Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☐	on (date) pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☒	on February 29, 2012 pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Aston Funds

Class N, I and R Shares

Prospectus – February 29, 2012

Ticker Symbols
EQUITY FUNDS	Class N	Class I	Class R
ASTON/Montag & Caldwell Growth Fund	MCGFX	MCGIX	MCRGX
ASTON/Veredus Select Growth Fund	AVSGX	AVISX	—
ASTON/TAMRO Diversified Equity Fund	ATLVX	[ TBD ]	—
ASTON/Cornerstone Large Cap Value Fund	RVALX	AAVIX	—
ASTON/Herndon Large Cap Value Fund	AALIX	AHRNX	—
ASTON/River Road Dividend All Cap Value Fund	ARDEX	ARIDX	—
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMCMX	—	—
ASTON/Fairpointe Mid Cap Fund	CHTTX	ABMIX	—
ASTON/Cardinal Mid Cap Value Fund	ACDMX	—	—
ASTON/Veredus Small Cap Growth Fund	VERDX	AVEIX	—
ASTON/Crosswind Small Cap Growth Fund	ACWDX	ACWIX	—
ASTON/TAMRO Small Cap Fund	ATASX	ATSIX	—
ASTON/River Road Select Value Fund	ARSMX	ARIMX	—
ASTON/River Road Small Cap Value Fund	ARSVX	ARSIX	—
ASTON/River Road Independent Value Fund	ARIVX	ARVIX	—

INTERNATIONAL FUNDS
ASTON/Neptune International Fund	ANINX	ANIIX	—
ASTON/Barings International Fund	ABARX	ABIIX	—

ALTERNATIVE FUNDS
ASTON Dynamic Allocation Fund	ASENX	ADNAX	—
ASTON/M.D. Sass Enhanced Equity Fund	AMBEX	AMDSX	—
ASTON/Lake Partners LASSO Alternatives Fund	ALSNX	ALSOX	—
ASTON/River Road Long-Short Fund	ARLSX	—	—

SECTOR FUND
ASTON/Harrison Street Real Estate Fund	ARFCX	AARIX	—

BALANCED FUND
ASTON/Montag & Caldwell Balanced Fund	MOBAX	MOBIX	—

FIXED INCOME FUND
ASTON/DoubleLine Core Plus Fixed Income Fund	ADBLX	ADLIX	—
ASTON/TCH Fixed Income Fund	CHTBX	CTBIX	—

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

ASTON/Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVES

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares		Class R Shares
Management Fees	0.66%		0.66%		0.66%
Distribution (12b-1) Fees	0.25%		None		0.50%
Other Expenses	[ ]	%	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$00.00			$00.00			$00.00			$00.00
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]
Class R Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■ have a strong history of earnings growth

■ be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

■ have strong balance sheets

■ have a sustainable competitive advantage

■ be currently, or have the potential to become, industry leaders

■ have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to distribution fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Return

(For the periods ended December 31, 2011)

	$00.00		$00.00		$00.00		$00.00
ASTON/Montag & Caldwell Growth Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 11/2/94):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class I Shares (Inception 6/28/96):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Class R Shares (Inception 12/31/02):
Return Before Taxes	[	]%	[	]%	[N/A	]	[	]%
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares’ since inception, computed from June 30, 1996, is [ ]%. Index return for Class R shares’ since inception, computed from December 31, 2002, is [ ] %.)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. Ronald E. Canakaris, Chairman and Chief Investment Officer of Montag & Caldwell, has served as the Fund’s portfolio manager since November 1994.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000.00	$000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs) (except R Class)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
Class R—Retirement Plans	$2,500	$50

Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Veredus Select Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%( a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	% (a)	[ ]	%(a)
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$000,000,00			$000,000,00			$000,000,00			$000,000,00
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■ expanding unit volume growth

■ expanding profit margin potential

■ high or improving cash flow return on investment

■ large markets with high barriers to entry

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Return

(For the periods ended December 31, 2011)

ASTON/Veredus Select Growth Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 12/31/01):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class I Shares (Inception 9/11/06):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares since inception, computed from August 31, 2006, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Todd-Veredus Asset Management LLC (“Todd-Veredus”) serves as the subadviser to the Fund.

Mr. B. Anthony Weber, Co-President and Chief Investment Officer of the growth investment strategy at Todd-Veredus, serves as lead portfolio manager of the Fund. Mr. Charles F. Mercer, Jr., CFA, Co-Portfolio Manager of Todd-Veredus, Mr. Michael E. Johnson, CFA, Co-Portfolio Manager of Todd-Veredus, Mr. John R. Prys, CFA, Co-Portfolio Manager of Todd-Veredus, and Mrs. Katherine A. Kunz, CFA, Co-Portfolio Manager of Todd-Veredus, serve as co-portfolio managers of the Fund. Mr. Weber has served as the Fund’s portfolio manager since September 2002. Mr. Mercer has served as a portfolio manager for the Fund since December 2001. Mr. Johnson has served as a co-portfolio manager of the Fund since January 2009. Mr. Prys and Mrs. Kunz have served as co-portfolio managers of the Fund since February 2012.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$0000000000000000.00	$0000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/TAMRO Diversified Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
(a)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a diversified “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories: leaders (leading market share and above average profitability), laggards (companies undergoing a restructuring), and innovators (dedication to introducing new products or services).

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), below investment grade securities, and convertible bonds. The Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio managers may purchase call options on securities they believe possess appreciation potential. Conversely, the portfolio managers may sell covered call options on securities held in the portfolio.

To manage risk, the portfolio managers limit position sizes, diversify across both market sectors and capitalization, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the Fund’s performance of Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/TAMRO Diversified Equity Fund(a)
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell 1000 Index (Reflects no deduction for taxes, expenses or fees.)	[	]%	[	]%	[	]%	[	]%

(a)	Class I shares are new, and therefore no returns are shown for Class I shares.

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund’s former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. TAMRO Capital Partners, LLC (“TAMRO”) serves as the subadviser to the Fund.

Mr. Philip D. Tasho, CFA, Chief Executive Officer and Chief Investment Officer of TAMRO, and Mr. Tim Holland, CFA, Principal of TAMRO, serve as portfolio managers of the Fund. Mr. Tasho has served as portfolio manager of the Fund since November 2000. Mr. Holland has served as portfolio manager of the Fund since March 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000.00	$000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Cornerstone Large Cap Value Fund

(formerly, ASTON Value Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long-term capital appreciation and current income.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

■ Earnings

■ Cash flow

■ Competitive position

■ Management ability

Quantitative analysis of these and other factors may also be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Cornerstone Large Cap Value Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 1/04/93):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class I Shares (Inception 9/20/05):
Return Before Taxes	[	]%	[	]%	N/A		[	]%

Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from

December 31, 1992. Index return for Class I shares’ since inception,

computed from September 30, 2005, is [     ]%.)

	[	]%	[	]%	[	]%	[	]%

Cornerstone Investment Partners, LLC (“Cornerstone”) became the subadviser to the Fund on July 15, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 27, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Cornerstone serves as the subadviser to the Fund.

Mr. John Campbell, CFA, Chief Investment Officer of Cornerstone, Mr. Rick van Nostrand, CFA, Portfolio Manager of Cornerstone, Mr. Cameron Clement, CFA, Portfolio Manager of Cornerstone and Mr. Dean Morris, CFA, Portfolio Manager of Cornerstone, serve as portfolio managers of the Fund. Messrs. Campbell, van Nostrand, Clement and Morris have served as the Fund’s portfolio managers since July 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type		Minimum Initial Investment		Subsequent Investments
Class N—Regular Accounts	$	2,500	$	50
Individual Retirement Accounts (IRAs)	$	500	$	50
Education Savings Accounts (ESAs)	$	500	$	50
Custodial Accounts for Minors (UGMA/UTMA)	$	500	$	50
Class I—Institutional Accounts	$	1 Million	$	50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Herndon Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)

(a) The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __.__%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines large-cap companies as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Index was approximately $[    ] million to $[    ] billion.

The portfolio manager combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that he believes have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The portfolio manager seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:

•	higher quality
•	higher dividend growth rates
•	lower valuation
•	stronger earnings growth
•	lower volatility

To manage risk, the portfolio manager seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

	Best quarter:	[	]	[	]%
[Graph to be inserted reflecting performance for 2011.]	Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Herndon Large Cap Value Fund(a)
	1 Year		Since Inception
Class N Shares (Inception 3/31/10):
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from [ ].	[	]%	[	]%

a)  Class I shares commenced operations on March 2, 2011, therefore no returns are shown for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Herndon Capital Management, LLC (“Herndon”) serves as the subadviser to the Fund.

Randell A. Cain Jr., CFA, a Principal of Herndon, serves as the portfolio manager of the Fund. Mr. Cain has served as the portfolio manager since the Fund’s inception in March 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type		Minimum Initial Investment		Subsequent Investments
Class N—Regular Accounts	$	2,500	$	50
Individual Retirement Accounts (IRAs)	$	500	$	50
Education Savings Accounts (ESAs)	$	500	$	50
Custodial Accounts for Minors (UGMA/UTMA)	$	500	$	50
Class I—Institutional Accounts	$	1 Million	$	50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/River Road Dividend All Cap Value Fund

INVESTMENT OBJECTIVES

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.70%		0.70%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		0000000000			0000000000			0000000000			0000000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships, and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, convertible preferred stocks and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

■ high, growing dividend yield

■ financial strength

■ priced at a discount to absolute value

■ attractive business model

■ shareholder-oriented management

■ undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of balanced diversification.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Fund Risk. The risks of investment in other funds typically reflect the risk of the types of securities in which the funds invest. Shares of closed-end funds may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in other funds, shareholders of the Fund bear their proportionate share of the other fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involve risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/River Road Dividend All Cap Value Fund
	1 Year		5 Years		Since Inception
Class N Shares (Inception 6/28/05):
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Class I Shares (Inception 6/28/07):
Return Before Taxes	[	]%	N/A		[	]%
Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares’ since inception, computed from June 30, 2007, is [ ]%.)	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, Mr. Henry W. Sanders, CFA, Executive Vice President of River Road, and Mr. Thomas S. Forsha, CFA, Vice President of River Road, serve as the Fund’s portfolio managers. Mr. Shircliff and Mr. Sanders have served as the Fund’s portfolio managers since June 2005. Mr. Forsha has served as the Fund’s portfolio manager since June 2007.

PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type		Minimum Initial Investment		Subsequent Investments
Class N—Regular Accounts	$	2,500	$	50
Individual Retirement Accounts (IRAs)	$	500	$	50
Education Savings Accounts (ESAs)	$	500	$	50
Custodial Accounts for Minors (UGMA/UTMA)	$	500	$	50
Class I—Institutional Accounts	$	1 Million	$	50

*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the Shareholder Information section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Montag & Caldwell Mid Cap Growth Fund

INVESTMENT OBJECTIVES

The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class N Shares
Management Fees	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[ ]	%( a)
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		0000000			0000000			0000000			0000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between $2.5 billion and $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

■	offer a compelling combination of earnings growth and attractive value
■	sell at a discount to intrinsic value
■	exhibit above-median near-term relative earnings strength
■	are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in convertible securities and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Montag & Caldwell Mid Cap Growth Fund
	1 Year		Since Inception
Class N Shares (Inception 11/02/07):
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.] After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. Andrew W. Jung, CFA, Vice President and Security Analyst of Montag & Caldwell, and Mr. M. Scott Thompson, CFA, Vice President and Security Analyst of Montag & Caldwell, serve as portfolio managers to the Fund. Mr. Jung and Mr. Thompson have served as the Fund’s portfolio managers since November 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type		Minimum Initial Investment		Subsequent Investments
Class N—Regular Accounts	$	2,500	$	50
Individual Retirement Accounts (IRAs)	$	500	$	50
Education Savings Accounts (ESAs)	$	500	$	50
Custodial Accounts for Minors (UGMA/UTMA)	$	500	$	50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Fairpointe Mid Cap Fund

(formerly, ASTON/Optimum Mid Cap Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.72%		0.72%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years		5 Years		10 Years
Class N Shares	$ [ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares	[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between $1 and $12 billion at the time of acquisition. The portfolio managers select approximately [40 – 50] stocks based on bottom-up fundamental analysis.

Important investment criteria include:

■ focused business franchise with ability to grow market share

■ attractive valuation

■ low relative leverage

■ experienced management

The portfolio managers take a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible securities, and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a valuation discipline to limit downside risk, limit position sizes and sector exposure, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Fairpointe Mid Cap Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 9/19/94):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class I Shares (Inception 7/06/04):
Return Before Taxes	[	]%	[	]%	N/A		[	]%
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from September 30, 1994. Index return for Class I shares’ since inception, computed from June 30, 2004, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager since 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Fairpointe serves as the subadviser to the Fund.

Ms. Thyra E. Zerhusen, founder, Chief Executive Officer and Chief Investment Officer of Fairpointe, Ms. Marie L. Lorden, partner and portfolio manager of Fairpointe, and Ms. Mary L. Pierson, partner and portfolio manager of Fairpointe, serve as portfolio managers of the Fund. Ms. Zerhusen has served as the Fund’s portfolio manager since May 1999. Ms. Lorden and Ms. Pierson have served as the Fund’s co-portfolio managers of the Fund since March 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	00000000000000000	00000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Cardinal Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class N Shares
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement	[	]%( a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[	]%(a)
(a)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and the capitalization of mid-cap companies in which the Fund will invest will also change. As of December 31, 2011, the market capitalization range of the Russell Midcap Value Index was approximately $[    ] million to $[    ] billion.

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

■ Stable and predictable business model

■ Motivated and competent management

■ Unduly depressed valuation

■ Catalyst for positive market reevaluation

The Fund may invest in foreign securities through depositary receipts.

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Cardinal Mid Cap Value Fund
	1 Year		Since Inception
Class N Shares (Inception 11/2/07):
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell Midcap Value Index (Reflects no deduction for taxes, expenses or fees. Index data computed from October 31, 2007.)	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains]. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Cardinal Capital Management, L.L.C. (“Cardinal”) serves as the subadviser to the Fund.

Ms. Amy K. Minella, Managing Partner and Analyst of Cardinal, Mr. Eugene Fox, III, Partner and Analyst of Cardinal, and Mr. Robert B. Kirkpatrick, CFA, Partner and Analyst of Cardinal, have served as portfolio managers of the Fund since November 2007. Ms. Rachel D. Matthews, Portfolio Manager and Analyst of Cardinal, has served as portfolio manager of the Fund since March 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Veredus Small Cap Growth Fund

(formerly, ASTON/Veredus Aggressive Growth Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	$000000	$000000
	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None

Other Expenses	[ ]%	[	]%
Acquired Fund Fees and Expenses	[ ]%	[	]%

Total Annual Fund Operating Expenses	[ ]%	[	]%
Fee Waiver and/or Expense Reimbursement	[ ]%(a)	[	]%(a)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%(a)	[	]%(a)

(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$00000000			$00000000			$00000000			$00000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund seeks to invest in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate. The Fund defines a small-cap company as one having a market capitalization of less than $2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■ expanding unit volume growth

■ expanding profit margin potential

■ high or improving cash flow return on investment

■ large markets with high barriers to entry

The Fund may also invest in equity securities outside the small cap range. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Veredus Small Cap Growth Fund
	1 Year		5 Years		10 Years		Since Inception

Class N Shares (Inception 6/30/98):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

Class I Shares (Inception 10/05/01):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%

Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares’ since inception, computed from September 30, 2001, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Todd-Veredus Asset Management LLC (“Todd-Veredus”) serves as the subadviser to the Fund.

Mr. B. Anthony Weber, Co-President and Chief Investment Officer of the growth investment strategy at Todd-Veredus, serves as lead portfolio manager of the Fund. Mr. Charles F. Mercer, Jr., CFA, Co-Portfolio Manager of Todd-Veredus, Mr. Michael E. Johnson, CFA, Co-Portfolio Manager of Todd-Veredus, Mr. John R. Prys, CFA, Co-Portfolio Manager of Todd-Veredus and Mrs. Katherine A. Kunz, CFA, Co-Portfolio Manager of Todd-Veredus, serve as co-portfolio managers of the Fund. Mr. Weber has served as the Fund’s portfolio manager since June 1998. Mr. Mercer and Mr. Johnson have served as co-portfolio managers of the Fund since January 2009. Mr. Prys and Mrs. Kunz have served as co-portfolio managers of the Fund since February 2012.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Crosswind Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and/or Expense Reimbursement	[ ]%(a )	[ ]%(a )
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%(a )	[ ]%(a )
(a)

 The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		00000000			00000000			00000000			00000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on November 3, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $3 billion at the time of acquisition. The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential, and strong balance sheets. The focus of the fundamental research process is to confirm that the growth is durable and sustainable, as well as to conduct due diligence on the key drivers of each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.

To manage risk, the portfolio manager limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

[Graph to be inserted to reflect performance for 2011.]
	Best quarter:	[	]	[	]%
	Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Crosswind Small Cap Growth Fund(a)
	1 Year		Since Inception

Class N Shares (Inception 11/03/10):
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from [ ].	[	]%	[	]%

(a) Class I shares commenced operations on June 1, 2011, therefore no returns are shown for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Crosswind Investments, LLC (“Crosswind”) serves as the subadviser to the Fund.

Mr. Andrew Morey, CFA, Partner of Crosswind and portfolio manager of Crosswind’s small and small/mid cap investment strategies, has served as the portfolio manager since the Fund’s inception in November 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	0000000000000000000	0000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/TAMRO Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.90%		0.90%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		000000000000		000000000000		000000000000		000000000000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund defines companies with market capitalizations of up to $2.75 billion, at the time of acquisition, to be small-cap companies. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories:

■	Leaders (leading market share and above average profitability)
■	Laggards (companies undergoing a restructuring)
■	Innovators (dedication to introducing new products or services)

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio managers limit position sizes, diversify across market sectors and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/TAMRO Small Cap Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class I Shares (Inception 1/04/05):
Return Before Taxes	[	]%	[	]%	N/A		[	]%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from December 31, 2004, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. TAMRO Capital Partners, LLC (“TAMRO”) serves as the subadviser to the Fund.

Mr. Philip D. Tasho, CFA, Chief Executive Officer and Chief Investment Officer of TAMRO, and Mr. Tim Holland, CFA, Principal of TAMRO, serve as portfolio managers of the Fund. Mr. Tasho has served as portfolio manager of the Fund since November 2000. Mr. Holland has served as portfolio manager of the Fund since February 2010.

PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	00000000000000000	00000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the Shareholder Information section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/River Road Select Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		0000000000		0000000000		0000000000		0000000000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies with market capitalizations of less than $6 billion at the time of acquisition which the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion, real estate investment trusts (“REITs”), convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■ priced at a discount to absolute value

■ attractive business model

■ shareholder-oriented management

■ financial strength

■ undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/River Road Select Value Fund
	1 Year	Since Inception

Class N Shares (Inception 3/29/07):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class I Shares (Inception 6/28/07):
Return Before Taxes	[ ]%	[ ]%
Russell 2500 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares’ since inception, computed from June 30, 2007, is [ ]%.)	[ ]%	[ ]%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares’ since inception, computed from June 30, 2007, is [ ]%.)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.] After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, Mr. R. Andrew Beck, CEO and President of River Road, and Mr. Henry W. Sanders, CFA, Executive Vice President of River Road, have served as portfolio managers of the Fund since March 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	0000000000000000000	0000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/River Road Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.90%		0.90%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$00,0000		$00,0000		$00,0000		$00,0000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, real estate investment trusts (“REITs”), convertible securities, exchange-traded funds (“ETFs”), closed-end funds and foreign securities (directly and through depositary receipts). The Fund considers companies with market capitalizations between $3 billion and $6 billion at the time of acquisition to be mid-cap companies. Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■ priced at a discount to absolute value

■ attractive business model

■ shareholder-oriented management

■ financial strength

■ undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/River Road Small Cap Value Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 6/28/05):
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Class I Shares (Inception 12/13/06):
Return Before Taxes	[ ]%	[ ]%	[ ]%

Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for

Class I shares’ since inception, computed from November 30, 2006, is [    ]%.)

	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, Mr. R. Andrew Beck, CEO and President of River Road, and Mr. Henry W. Sanders, CFA, Executive Vice President of River Road, have served as the Fund’s portfolio managers since June 2005.

PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the Shareholder Information section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/River Road Independent Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and/or Expense Reimbursement	[ ]% (a)	[ ]%(a )
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%(a )	[ ]%(a )

(a) The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for the class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		00000000000		00000000000		00000000000		00000000000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on December 31, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was __.__%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities that the portfolio manager believes are undervalued. Under normal circumstances, the Fund typically invests in smaller cap companies with market capitalizations between $100 million and $5 billion at the time of acquisition. The Fund’s equity investments consist primarily of common stock but may also include other types of equity such as preferred stock, convertible securities, foreign securities and real estate investment trusts (“REITs”). Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund may have significant (more than 25%) cash balances, at times, for a sustained period. The portfolio manager employs a value driven, bottom-up fundamental approach that seeks to identify companies with certain characteristics including:

•	Priced at a discount to absolute value

•	Considered high quality by the portfolio manager
•	Strong balance sheet
•	Consistent free cash flow
•	Valuation confidence

The portfolio manager generally emphasizes a high quality portfolio and seeks absolute return while minimizing downside portfolio risk. As a result, the Fund’s returns may vary significantly from its benchmark index. To manage risk, the portfolio manager adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

	Best quarter:	[	]	[	]%
	Worst quarter:	[	]	[	]%
[Graph to be inserted to reflect performance for 2011.]

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/River Road Independent Value Fund(a)
	1 Year	Since Inception
Class N Shares (Inception 12/31/10):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees.)	[ ]%	[ ]%

(a)	Class I shares commenced operations on June 1, 2011, and therefore no returns are shown for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. Eric Cinnamond, CFA, Vice President of River Road and portfolio manager of River Road’s Independent Value Strategy, has served as the portfolio manager since the Fund’s inception in December 2010.

PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151).

Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the Shareholder Information section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Neptune International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	0000000000000	0000000000000
	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver and/or Expense Reimbursement	[	]%( a)	[	]%( a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[	]%(a)	[	]%(a)

(a)  The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$00,000		$00,000		$00,000		$00,000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia, and Far East (“EAFE”) countries, but may invest in securities of issuers in any country, including the Russian Federation (primarily through depositary receipts).

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process and is unconstrained relative to the benchmark. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

■ strong competitive position

■ market leader in industry with strong growth prospects

■ potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks. The Fund defines a mid-cap company as one having a market capitalization between $1.5 billion and $5 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■ economic structures that are less diverse and mature than those of developed countries

■ less stable political systems and less developed legal systems

■ national policies that may restrict foreign investment

■ wide fluctuations in the value of investments

■ smaller securities markets making investments less liquid

■ special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.
The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Neptune International Fund
	1 Year		Since Inception
Class I Shares (Inception 8/06/07):
Return Before Taxes	[	]%	[ ]%
Return After Taxes on Distributions	[	]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[ ]%
Class N Shares (Inception 6/17/08):
Return Before Taxes	[	]%	[ ]%
MSCI EAFE and Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from July 31, 2007. Index return since inception for Class N shares , computed from June 30, 2008, is [ ]%.)	[	]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.] After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Neptune Investment Management Limited (“Neptune”) serves as the subadviser to the Fund.

Mr. Robin Geffen, Managing Director and Chief Investment Officer of Neptune, has served as portfolio manager of the Fund since August 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	00000000000000000000	00000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Barings International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

FEES AND EXPENSES

The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]%		[ ]%
Acquired Fund Fees and Expenses	[ ]%		[ ]%
Total Annual Fund Operating Expenses	[ ]%		[ ]%
Fee Waiver and/or Expense Reimbursement	[ ]%	( a)	[ ]%	( a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%	( a)	[ ]%	( a)
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		000000000			000000000			000000000			000000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a growth at a reasonable price (“GARP”) strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund’s investment strategies may result in high portfolio turnover. The Fund invests primarily in companies in Europe, Australasia, Middle East and the Far East (“EAFE”) and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■ economic structures that are less diverse and mature than those of developed countries

■ less stable political systems and less developed legal systems

■ national policies that may restrict foreign investment

■ wide fluctuations in the value of investments

■ smaller securities markets making investments less liquid

■ special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Barings International Fund
	1 Year	Since Inception

Class I Shares (Inception 11/02/07):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Class N Shares (Inception 3/03/10):
Return Before Taxes	[ ]%	[ ]%

MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from October 31, 2007. Index return since inception for Class N shares , computed from [ ], is [ ]%)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.] After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Baring International Investment Limited (“Barings”) serves as the subadviser to the Fund.

Mr. David Bertocchi, CFA, International & World Equity Investment Manager of Barings serves as portfolio manager to the Fund. Mr. Bertocchi has served as portfolio manager of the Fund since April 2008.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON Dynamic Allocation Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement	[ ]	%(a)	[ ]	%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%(a )	[ ]	%(a )
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		$00,0000		$00,0000		$00,0000		$00,0000
	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in exchange-traded funds (“ETFs”) that represent a variety of asset classes and investment styles. Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. The Fund may also invest in leveraged or inverse ETFs. As new ETF products become available, the asset classes available to the Fund will expand. In addition, the Fund may invest in exchange-traded notes (“ETNs”) and may also utilize exchange-listed put and call options to hedge and/or to increase equity exposure.

The portfolio manager uses quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets. The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the Fund’s composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk. The Fund’s investment strategies may result in high portfolio turnover.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

■ Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

■ Small- and Mid-Cap Company Risk. Investing in ETFs that own securities of small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small- and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
■	Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.
■	Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF’s fees and expenses as well as their share of the Fund’s fees and expenses. Also, the Fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts (“REITs”) may be affected by changes in the value of the REIT’s underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs’ ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF’s underlying basket of securities. At times, an ETF’s shares may trade at a premium or discount to its net asset value.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The table below indicates how the Fund’s average annual return for the calendar period compared to the returns of broad-based securities market indices and a composite intended to reflect the general securities market.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON Dynamic Allocation Fund
	1 Year	Since Inception
Class N Shares (Inception 1/10/08):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class I Shares (Inception 11/02/10):
Return Before Taxes	[ ]%	[ ]%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares’ since inception, computed from [ ], is [ ]%.)	[ ]%	[ ]%
MSCI World Ex-US Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares since inception is computed from December 31, 2007. Index return for Class I shares’ since inception, computed from [ ], is [ ]%.)	[ ]%	[ ]%
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N is computed from December 31, 2007. Index return shares for Class I shares’ since inception, computed from [ ], is [ ]%.)	[ ]%	[ ]%
35% Russell 3000 Index / 35% MSCI World Ex-US Index / 30% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares’ since inception, computed from [ ], is [ ]%.)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Smart Portfolios, LLC (“Smart”) serves as the subadviser to the Fund.

Mr. Bryce James, President and Chief Investment Officer of Smart, has served as portfolio manager to the Fund since January 2008.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$0000000000000000	$0000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/M.D. Sass Enhanced Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of a high level of current income and capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.70%		0.70%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
[Fee Waiver and/or Expense Reimbursement]	[ ]	%( a)	[ ]	%( a)
[Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement]	[ ]	%( a)	[ ]	%( a)
(a)

  [The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses remains at or below the operating expense cap after such reimbursement.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		00000000			00000000			00000000			00000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund’s long equity portfolio. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of $4 billion or more at the time of acquisition. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio manager emphasizes a company’s current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the portfolio manager intends to write (sell) covered call options on a substantial portion of the Fund’s long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund’s portfolio and put options on securities indices.

The portfolio managers actively manage risk and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

■	By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.
■	A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
■	The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual return for the calendar period compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/M.D. Sass Enhanced Equity Fund
	1 Year	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class I Shares (Inception 3/03/10):
Return Before Taxes	[ ]%	[ ]%

Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares’ since inception, computed from [    ], 2010 is [    ]%.)

	[ ]%	[ ]%

As of June 1, 2009, the Fund changed its name from ASTON/MB Enhanced Equity Income Fund to ASTON/M.D. Sass Enhanced Equity Fund and M.D. Sass Investors Services, Inc. (“M.D. Sass”) became the subadviser. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Altman has served as a portfolio manager to the Fund since its inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. M.D. Sass serves as the subadviser to the Fund.

Mr. Ronald L. Altman, portfolio manager of the enhanced equity strategy, serves as portfolio manager for the Fund. Mr. Altman has served as the Fund’s portfolio manager since January 2008.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	00000000000000000	00000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Lake Partners LASSO Alternatives Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.

FEES AND EXPENSES

The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares

Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]%		[ ]%
Acquired Fund Fees and Expenses	[ ]%		[ ]%
Total Annual Fund Operating Expenses	[ ]%		[ ]%
Fee Waiver and/or Expense Reimbursement	[ ]%	( a)	[ ]%	( a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%	( a)	[ ]%	( a)
(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table to the extent that ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses,remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		0000000			0000000			0000000			0000000
	1 Year			3 Years			5 Years			10 Years
Class N Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class I Shares		[	]		[	]		[	]		[	]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is structured as a fund of funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments in an attempt to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging from twenty percent to fifty percent of net assets.

The subadviser employs a “top down” and “bottom up” approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and investing in commodities-linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying funds use derivative instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Note Risk. The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-

term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

FUND PERFORMANCE

The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Lake Partners LASSO Alternatives Fund
	1 Year	Since Inception

Class I Shares (Inception 4/01/09):
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class N Shares (Inception 3/03/10):
Return Before Taxes	[ ]%	[ ]%
HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares’ since inception is computed from [ ]. Index return since inception for Class N shares computed from [ ] is [ ].	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Lake Partners, Inc. (“Lake Partners”) serves as the subadviser to the Fund.

Mr. Frederick C. Lake, Co-Chairman and Treasurer of Lake Partners, and Mr. Ronald A. Lake, Co-Chairman and President of Lake Partners, have served as co-portfolio managers of the Fund since April 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	000000000000000000	000000000000000000
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$100,000	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/River Road Long-Short Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class N Shares
Management Fees	1.20%
Distribution (12b-1) Fees	0.25%
Other Expenses
Other Operating Expenses	[ ]%(a)
Dividend and Interest Expense on Short Sales	[ ]%(a)
Total Other Expenses	[ ]%(a)

Total Annual Fund Operating Expenses	[ ]%(a)
Fee Waiver and/or Expense Reimbursement	[ ]%(b)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%(b)

(a) Other expenses are estimated for the current fiscal year. Other expenses include estimated dividends or interest on short sales of securities, which are paid to the lender of a security, and stock loan fees, which are paid to the prime broker.

(b) The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses and dividend and interest expenses related to short sales. Prior to February 28, 2013, the arrangement may be terminated only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including interest, taxes, brokerage commission, other investment-related costs, extraordinary expenses, acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years
Class N Shares	$	[ ]	$	[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on May 4, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was [    ]%. [In the course of implementing its principal investment strategies, the Fund will likely experience a high annual turnover (100% or more).]

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by taking long and short positions in equity securities. The Fund’s portfolio managers believe that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s equity investments consist primarily of domestic common stock but may also include other types of equity such as foreign stock, preferred stock, convertible securities and real estate investment trusts (“REITs”). The Fund may use instruments such as exchange-traded funds (“ETFs”), options, futures and other index-based investments to manage its exposure between long and short positions. Derivative use, if any, is expected to consist primarily of put and call options on securities. Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

In selecting both long and short positions, the portfolio managers employ a value-driven, bottom-up approach. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the portfolio managers believe will go up in value. For long positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

■ priced at a discount to absolute value

■ attractive business model

■ shareholder-oriented management

■ financial strength

■ undiscovered, under-followed, misunderstood

The Fund takes short positions in securities that the portfolio managers believe will go down in value. For short positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

■ priced at a premium to absolute value

■ unattractive business model

■ financial weakness

■ poor shareholder-orientation

■ unrealistic expectations

■ avoiding strong momentum

When the Fund takes a short position, it sells a stock that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed. For additional information regarding short sales please see the Additional Information Regarding Investment Strategies section.

The net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To manage risk the portfolio managers may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through investment in ETFs or derivative instruments.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Similarly, short sales of ETFs are subject to the specific risks described under “Short Sale Risk.” In addition, if the Fund sells short shares of ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of similar ETFs without a leveraged capital structure.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

REIT Risk. Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income purposes.

Short Sales Risk. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” may occur. A “short squeeze” occurs when demand is greater than supply for the security sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund’s use of short sales may have a leveraging effect on the Fund’s portfolio.

Although the subadviser has extensive experience managing mutual funds and institutional accounts, it has not previously managed a long/short strategy. Although the subadviser believes its rigorous bottom-up approach will be effective in selecting short securities, there is no assurance that it will be successful in employing this approach to a long/short strategy.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as subadviser to the Fund.

Mr. Matthew W. Moran, CFA, Portfolio Manager at River Road, and Mr. Greg E. Deuser, CFA, Vice President and Portfolio Manager at River Road, serve as the Fund’s portfolio managers. Mr. Moran and Mr. Deuser have served as the Fund’s portfolio managers since the Fund’s inception in May 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000.00	$000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Harrison Street Real Estate Fund

(formerly, ASTON/Fortis Real Estate Fund)

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	$000000000000.00	$000000000000.00
	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	$00000000.00		$00000000.00
	Class N Shares		Class I Shares
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver and/or Expense Reimbursement	[	]%(a)	[	]%(a)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[	]%(a)	[	]%(a)

(a)

 The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (“REITs”) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector.

The Fund emphasizes publicly traded real estate-related securities of companies domiciled in the United States and Canada. The Fund does not invest in real estate directly. The Fund is classified as non-diversified.

Securities are selected for the Fund using a fundamental bottom-up stock selection process. The portfolio managers use a proprietary relative cash flow multiple analysis to estimate values of portfolio companies, which takes into account multiple factors including:

•	capital structure
•	earnings growth
•	earnings momentum
•	earnings quality
•	liquidity
•	property quality

The portfolio managers also use a proprietary model to assess net asset value (“NAV”) based on both quantitative measures and incorporating a qualitative assessment of management ability. A warranted share price is calculated from a combination of the outputs from the multiple analysis model and the NAV model. While securities are selected primarily from the universe of companies comprising the benchmark index, the Fund may invest to a limited degree in companies outside of the benchmark index. To manage risk, the portfolio managers employ portfolio constraints such as limits on position size, market capitalization and geographic and sector exposure. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index. On June 30,2011, the Fund’s primary benchmark was changed from MSCI US REIT Index to the FTSE/NAREIT Equity REIT Total Return Index as it was determined to be a more appropriate broad-based index for comparison purposes. Average annual total returns for both indices are included in the table below.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Harrison Street Real Estate Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 12/30/97):

Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

Class I Shares (Inception 9/20/05):

Return Before Taxes	[	]%	[	]%	[N/A	]	[	]%

FTSE/NAREIT Equity REIT Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares’ since inception, computed from September 30, 2005, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

MSCI US REIT Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares’ since inception, computed from September 30, 2005, is [    ]%.)

	[	]%	[	]%	[	]%	[	]%

Harrison Street Securities, LLC (“HSS”) became the subadviser to the Fund on June 30, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 22, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. HSS serves as the subadviser to the Fund.

Mr. Reagan Pratt and Mr. James Kammert, CFA, each a Principal and Managing Member of HSS, serve as co-portfolio managers of the Fund. Mr. Pratt and Mr. Kammert have served as the Fund’s portfolio managers since June 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000.00	$000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver and/or Expense Reimbursement	[	]%(a)	[	]%(a)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[	]%(a)	[	]%(a)

(a)

 The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager’s assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■ have a strong history of earnings growth

■ be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

■ have strong balance sheets

■ have a sustainable competitive advantage

■ be currently, or have the potential to become, industry leaders

■ have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an “A” or better rating. Investments will include:

■ U.S. government securities

■ corporate bonds

■ mortgage/asset-backed securities

■ money market securities and repurchase agreements

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[	]%
Worst quarter:	[	]	[	]%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/Montag & Caldwell Balanced Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 11/2/94):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

Class I Shares (Inception 12/31/98):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%

S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares’ since inception, computed from December 31, 1998, is [ ]%.)	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares’ since inception, computed from December 31, 1998, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares’ since inception, computed from December 31,1998, is [    ]%.)

	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. Ronald E. Canakaris, CFA, Chairman and Chief Investment Officer of Montag & Caldwell, has served as portfolio manager of the Fund since November 2004.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$0000000000000000.00	$0000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/DoubleLine Core Plus Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.55%		0.55%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[	]%(a)	[	]%(a)
Acquired Fund Fees and Expenses	[	]%(b)	[	]%(b)

Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver and Expense Reimbursement	[	]%(c)	[	]%(c)

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[	]%(c)	[	]%(c)

(a)	Other expenses are estimated for the current fiscal year.
(b)	The average expense ratio of the underlying funds in the table is an estimate for the current year based upon the Fund’s expected initial allocation among underlying funds.
(c)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years
Class N Shares	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on July 13, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U. S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; securities issued by municipalities; and other securities bearing fixed interest rates of any maturity.

The Fund may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P, rated Ba1 or lower by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, of comparable quality in the opinion of the subadviser.

The Fund may also invest in inverse floaters, interest-only and principal-only securities, and bank loans and assignments.

The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

The subadviser uses a controlled risk approach which includes consideration of:

• security selection within a given asset class;

• relative performance of the various market sectors and asset classes;

• the shape of the yield curve; and

• fluctuations in the overall level of interest rates.

The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Litigation and Investigation Risk. Litigation and investigation risk is the risk that pending litigation involving DoubleLine Capital LP, the Fund’s subadviser, and four senior employees (including the lead portfolio manager), or existing governmental inquiries or related matters may be more expensive or time consuming than anticipated and may impair the subadviser’s ability to attract or retain talented personnel or otherwise to manage the Fund’s investment portfolio effectively. In the event of an adverse outcome or if the expenses of litigation and related matters are greater than anticipated, the subadviser’s ability to manage the Fund may be materially impaired, and shareholders and the viability of the Fund could be adversely affected.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

•	economic structures that are less diverse and mature than those of developed countries;
•	less stable political systems and less developed legal systems;
•	national policies that may restrict foreign investment;
•	wide fluctuations in the value of investments;
•	smaller securities markets making investments less liquid; and
•	special custody arrangements.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The value of securities with variable interest rates are generally less sensitive to interest rate changes then fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

Inverse Floating Rate Securities Risk. Inverse floating rate securities (“inverse floaters”) are debt instruments that involve special risks as compared to investments in other fixed income securities. Inverse floaters are derivatives that involve leverage and could magnify the Fund’s gains or losses. In addition, an inverse floater may experience greater price volatility than a fixed-rate obligation of similar credit quality. The interest payment received on inverse floaters generally will decrease when short-term interest rates increase. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risks. Municipal securities are subject to risks based on many factors, including deregulation, changes or proposed changes in the federal and state tax structure, economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. DoubleLine Capital LP (“DoubleLine”) serves as the subadviser to the Fund.

Mr. Jeffrey E. Gundlach, founder and Chief Executive Officer of DoubleLine® and lead portfolio manager of DoubleLine’s core plus fixed income investment strategy, has served as the lead portfolio manager for the Fund since July 2011. Mr. Philip A. Barach, President of DoubleLine, has served as portfolio manager for the Fund since July 2011. Ms. Bonnie Baha, CFA, Portfolio Manager of DoubleLine, has served as portfolio manager for the Fund since July 2011. Ms. Luz M. Padilla, Portfolio Manager of DoubleLine, has served as portfolio manager for the Fund since July 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000000.00	$000000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$100,000	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/TCH Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.55%		0.55%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and Expense Reimbursement	[ ]	%(a)	[ ]	%(a)

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[ ]	%(a)	[ ]	%(a)

(a)

The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Class N Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I Shares		[ ]		[ ]		[ ]		[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment-grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund.

The Fund may invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	[	]	[ ]%
Worst quarter:	[	]	[ ]%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2011)

ASTON/TCH Fixed Income Fund
	1 Year		5 Years		10 Years		Since Inception
Class N Shares (Inception 12/13/93):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

Class I Shares (Inception 7/31/00):
Return Before Taxes	[	]%	[	]%	[	]%	[	]%

Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from November 30, 1993. Index return for Class I shares’ since inception, computed from July 31, 2000, is [ ]%.)	[	]%	[	]%	[	]%	[	]%

Taplin, Canida & Habacht, LLC (“TCH”) became the subadviser as of December 1, 2006. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. TCH serves as the subadviser to the Fund.

Ms. Tere Alvarez Canida, CFA, President and Managing Principal of TCH, Mr. Alan M. Habacht, Principal of TCH, and Mr. William J. Canida, CFA, Principal of TCH, serve as portfolio managers of the Fund. Ms. Canida, Mr. Habacht, and Mr. Canida have served as the Fund’s portfolio managers since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	$000000000000000000.00	$000000000000000000.00
Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information Regarding Investment Strategies

The investment policies of ASTON/TAMRO Diversified Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Cardinal Mid Cap Value Fund, ASTON/Veredus Small Cap Growth Fund, ASTON/Crosswind Small Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Small Cap Value Fund, ASTON Dynamic Allocation Fund, ASTON/M.D. Sass Enhanced Equity Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/Harrison Street Real Estate Fund, ASTON/DoubleLine Core Plus Fixed Income Fund and ASTON/TCH Fixed Income Fund relating to the type of securities in which 80% of each Fund’s assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days’ notice of such changes.

In addition to the principal investment strategies described in the Fund Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

Below Investment Grade (High Yield) Securities

Below investment grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or a subadviser to be of equivalent quality. They are considered speculative and are commonly known as “junk bonds.”

Collateralized Mortgage Obligations

Collateralized mortgage obligations are fixed income securities secured by mortgage loans and other mortgage-backed securities. Collateralized mortgage obligations carry general fixed income securities risks and risks associated with mortgage-backed securities.

Commercial Paper

Commercial paper is a short-term fixed income security issued by a bank, corporation or other borrower. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Debentures

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

Defensive Strategy

There may be times when a Fund takes temporary positions that may not follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

Depositary Receipts of Foreign Securities

Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated, EDRs, which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and GDRs, which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Derivatives

The Funds may invest in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition as set forth in the principal strategies of a Fund. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the subadviser anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The subadviser will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund’s existing assets.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

ETFs

An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. A Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Fund has received an order for exemptive relief from such limitations from the SEC and the ETF and the Fund take appropriate steps to comply with any conditions of such order. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

ETNs

An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

Foreign Securities

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

Hybrid Security

A security created by a third party or the subadviser that combines an income-producing debt security and the right to receive payment based on the change in price of an equity security. The market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Interest Only Security

A type of fixed income security where the security is split into its interest and principal payments. The holder of an interest only security is entitled to payments derived from the interest payments on the underlying loan pools or securities.

Inverse Floaters

Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. As a result, as short-term rates increase, both the market price and the yield of an inverse floater will fall.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Municipal Securities

Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. Municipal securities may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Many municipalities issue short-term municipal notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Principal Only Security

A principal only security is a type of fixed income security created by splitting the security into its interest and principal payments. The holder of a principal only security is entitled to payments derived from the principal payments on the underlying loan pools or securities. The yield on a principal only security depends primarily on the prepayment rates of the underlying loans or securities and generally increases as the prepayment speed of the underlying loan or security increases.

Other Investment Companies

The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Preferred Stocks

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the claims of all creditors.

PTPs

PTPs include master limited partnerships and certain other partnerships that meet conditions contained in the Internal Revenue Code of 1986, as amended (the “Code”). In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

REITs

REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Equity REITs invest primarily in real estate that produces income from rentals. Mortgage REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Repurchase Agreements

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Royalty Income Trusts

Royalty income trusts can be organized in a variety of ways in the United States, Canada and other countries. Beneficial units in royalty income trusts generally represent interests in profits derived from the production of oil or other minerals.

Rule 144A Securities

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities

U.S. government securities are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Summary of Investment Strategies

Fund	Asset- Mortgage Backed Securities	Below Investment Grade (High Yield) Securities	CMO’s	Convertible Securities	Corporate Debt Securities	Defensive Strategy	Depositary Receipts of Foreign Securities	Derivatives (e.g., Options, Forwards, Futures, Swaps)	Equity Securities	ETFs/ ETNs	Fixed Income Securities	Foreign Securities	Preferred Stocks	PTPs	REIT	Royalty Income Trusts	Rule 144A Securities	Securities of Other Investment Companies*	U.S. Government Securities
ASTON/Montag & Caldwell Growth				X	X	X	X	X	XP		X	X	X				X		X
ASTON/Veredus Select Growth				X	X	X	X	X	XP	X		X	X	X			X		X
ASTON/TAMRO Diversified Equity		X		X		X	X	X	XP			X	X		X		X		X
ASTON/Cornerstone Large Cap Value						X	X		XP			X			X
ASTON/Herndon Large Cap Value				X		X	X		XP			X	X		X
ASTON/River Road Dividend All Cap Value				X		X	X	X	XP		X	X	X	X	X	X	X	X	X
ASTON/Montag & Caldwell Mid Cap Growth				X		X	X	X	XP			X	X		X		X		X
ASTON/Fairpointe Mid Cap				X	X	X	X	X	XP		X	X	X				X		X
ASTON/Cardinal Mid Cap Value				X		X	X	X	XP				X	X			X		X
ASTON/Veredus Small Cap Growth				X	X	X	X	X	XP	X		X	X	X			X		X
ASTON/Crosswind Small Cap Growth						X	X		XP	X					X
ASTON/TAMRO Small Cap		X		X		X	X		XP			X	X		X		X		X
ASTON/River Road Small Cap Value				X		X	X	X	XP			X	X		X		X	X	X
ASTON/River Road Select Value				X		X	X	X	XP			X	X		X		X		X
ASTON/River Road Independent Value				X		X	X	X	XP	X		X	X	X	X	X			X
ASTON/Neptune International				X		X	X	X	XP			XP	X				X		X
ASTON/Barings International				X		X	X	X	XP			XP	X				X		X
ASTON Dynamic Allocation*						X		X		XP									X
ASTON/M.D. Sass Enhanced Equity						X	X	XP	XP				X						X
ASTON/Lake Partners LASSO Alternatives**						X				X	X							XP	X
ASTON/River Road Long-Short				X		X	X	XP	XP	X				X	X	X
ASTON/Harrison Street Real Estate									XP			X	X	X	XP
ASTON/Montag & Caldwell Balanced	XP		X	XP	XP	X	X	X	XP		XP	X	X				X		XP
ASTON/DoubleLine Core Plus Fixed Income	XP	XP	XP	X	XP	X		X		X	XP	XP			X		X		XP
ASTON/TCH Fixed Income	XP	X	X	X	XP	X		X			XP	X					X		XP

*All of the Funds may use securities of other investment companies as a cash sweep vehicle. This category on the chart does not reflect the usage of securities of other investment companies as a cash sweep vehicle or the use of ETFs/ETNs.

** Reflects investment strategies of the Fund and is not intended to reflect the investment strategies of the underlying funds in which the Fund may invest.

X = Investment strategy applicable to a Fund.

P = Components of a Fund’s principal investment strategy.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on our website at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

American Depositary Receipts (ADRs). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on a U.S. exchange.

Bottom-Up Investing. Bottom-up investing is an investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Call Option. A call option is an agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period.

Closed-End Fund. A closed-end fund is a registered investment company that typically issues a fixed number of shares that trade on a securities exchange or over-the-counter.

Convexity. Convexity is a measure of how the duration of a bond changes as interest rates change; the greater the convexity of a bond, the greater the exposure of interest rate risk to the portfolio.

Correlation. Correlation is a statistical measure of how two securities move in relation to each other.

Covered Call. A covered call is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on the same asset in an attempt to generate increased income from the asset.

Derivative. A derivative is a security whose price is dependent upon or derived from one or more underlying assets. The derivative itself is merely a contract between two or more parties.

Diversification. Diversification is the practice of investing in a broad range of securities to reduce risk.

Duration. Duration is a calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond’s price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EAFE Countries. EAFE countries are countries located in Europe, Australasia and the Far East.

Emerging Markets. Emerging markets are countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

Equity Securities. Equity securities are ownership interests in corporations and other entities, such as common stocks, preferred stocks, convertible securities, rights and warrants.

European Depositary Receipts (EDRs). EDRs represent ownership of securities in foreign stock and are issued by a foreign bank. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

Exchange-Traded Fund (ETF). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

Exchange-Traded Note (ETN). An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy, and can be held to maturity as a debt security.

Expense Ratio. A fund’s expense ratio is its cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Fundamental Analysis. Fundamental analysis involves assessing whether a particular stock or group of stocks is undervalued or overvalued at its current market price based on an analysis of the balance sheet and income statement of the company. Fundamental analysis considers various historical financial statistics or metrics such as return on equity, free cash flow, price-to-earnings ratio, and similar measures to determine future trends in a company’s stock.

Global Depositary Receipts (GDRs). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

Growth at a Reasonable Price (GARP). GARP investing involves buying stocks that have a reasonable price-to-earnings ratio in relationship to a company’s earnings growth rate.

Growth Style Investing. Growth style investing involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than those of value stocks.

Hedged Mutual Fund. A hedged mutual fund is a mutual fund that uses short-selling, hedging or other alternative strategies. Short-selling and other hedging instruments may be used in an effort to manage risk or to profit from downward movements of securities or markets. The risks of hedged mutual funds may differ and are sometimes greater than those of conventional mutual funds.

Investment Objective. A fund’s investment objective is the goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital growth, etc.

Intrinsic Value. A company’s intrinsic value is an estimation of its actual value, irrespective of its stock price.

Issuer. An issuer is a company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-Cap Stocks. Large-cap stocks are stocks issued by large companies. Unless otherwise defined by a Fund, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Limited Partnerships. A limited partnership is a business organization with one or more general partners who manage the business and are personally liable for the partnership’s debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.

Management Fee. The management fee is the amount that a mutual fund pays to the investment adviser for its services.

Market Capitalization. Market capitalization is the value of a corporation or other entity as determined by the market price of its securities.

Mid-Cap Stocks. Mid-cap stocks are stocks issued by mid-sized companies. Unless otherwise defined by a Fund, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor’s MidCap 400 Index (S&P 400).

Multi-Cap Strategy. A multi-cap strategy invests in the equity securities of issuers of any market capitalization, and generally will hold securities of issuers representing a range of sizes.

Mutual Fund. A mutual fund is an investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The NAV is the per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

Publicly Traded Partnerships (PTPs). PTPs are limited partnerships that have interests traded in the equity securities market.

Put Option. A put option is an agreement that gives an investor the right (but not the obligation) to sell a stock, commodity, or other instrument at a specific price within a specific time period.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

Risk/Reward Trade-Off. Risk/reward trade-off is the principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Small-Cap Stocks. Small-cap stocks are stocks issued by smaller companies. Unless otherwise defined by a Fund, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

Top-Down Investing. Top-down investing is an investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

Total Return. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 Fee. A 12b-1 fee is a mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution Plan 12b-1 Fees” in the “Shareholder Information” Section.)

Value Style Investing. Value style investing involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

Volatility. Volatility reflects how much the value of the markets or a security may change. High volatility means that prices change dramatically over a short time period. Low volatility means that prices do not fluctuate dramatically, but change at a steady pace. Volatility is a measure of risk.

Weighted Average Effective Duration. Weighted average effective duration is a calculation of the weighted average life of a portfolio of bonds that provides a measure of the portfolio of bonds’ sensitivity to cash flow changes, which takes into account interest rate changes and cash flow changes (i.e. having a bond called).

Yield. Yield is a measure of net income (dividends and interest) earned by the securities in a fund’s portfolio, less a fund’s expenses, during a specified period. A fund’s yield is expressed as a percentage of the maximum offering price per share on a specified day.

Yield Curve. The yield curve is the relation between the interest rate (or cost of borrowing) and the time to maturity of the debt. A normal yield curve is upward sloping, in other words, the yield increases as the maturity lengthens. An inverted yield curve occurs when short-term yields are higher than long-term yields.

Zero-Coupon Bonds. Zero-coupon bonds are debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

Management of the Funds

INVESTMENT ADVISER

Aston Asset Management, LP

Aston Asset Management, LP (“Aston” or the “Adviser”), 120 N. LaSalle Street, 25th Floor, Chicago, IL 60602, is the investment adviser to the Funds. Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). More information on AMG is available in the SAI. Aston was formed in April 2006 and as of December 31, 2011, Aston had approximately $[ ] billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to Aston Funds. Aston manages each Fund by selecting one or more other investment managers (each a “Subadviser”) to manage the Fund’s portfolio on a subadvisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers.

The SEC has granted an exemptive order to Aston and Aston Funds that allows Aston to allocate and reallocate assets of the Funds between and among any subadvisers so selected pursuant to a “manager of managers” structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

General

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the Subadviser(s) of each Fund. The table, later in this “Management of the Funds” Section, shows the management fees paid by each Fund to Aston for the most recent fiscal year. The investment advisory agreement with Aston may be terminated at any time by the Fund or the Adviser upon 60 days’ written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement and subadvisory agreements will be included in the Funds’ next Annual or Semi-Annual Report to shareholders following such approval.

SUBADVISERS

The accompanying information highlights each Fund’s Subadviser and its portfolio manager(s).

ASTON/Montag & Caldwell Growth Fund

ASTON/Montag & Caldwell Balanced Fund

ASTON/Montag & Caldwell MidCap Growth Fund

Montag & Caldwell, LLC (and its predecessor), 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945. As of December 31, 2011, Montag & Caldwell managed approximately $__._ billion in assets.

ASTON/Veredus Select Growth Fund

ASTON/Veredus Small Cap Growth Fund

Todd-Veredus Asset Management LLC, National City Tower, 101 South Fifth Street, Suite 3100, Louisville, Kentucky 40202, was founded in 2009 as a result of the combination of Veredus Asset Management LLC (which served as the Subadviser to the Funds since their inception) and Todd Investment Advisors. Todd-Veredus is principally owned by its employees. As of December 31, 2011, Todd-Veredus managed approximately $_._ billion in assets.

ASTON/TAMRO Diversified Equity Fund

ASTON/TAMRO Small Cap Fund

TAMRO Capital Partners, LLC, 1701 Duke Street, Suite 250, Alexandria, Virginia 22314, was founded in 2000. TAMRO is majority-owned by the principals of the firm. As of December 31, 2011, TAMRO managed approximately $_._ billion in assets.

ASTON/Cornerstone Large Cap Value Fund

Cornerstone Investment Partners, LLC, Phipps Tower, 3438 Peachtree Road NE, Suite 900, Atlanta, GA 30326, was founded in 2001. Cornerstone is 100% owned by CIM Holdings, LLC, which is 100% owned by Cornerstone’s employees. As of December 31, 2011 Cornerstone had approximately $_._ billion in assets under management. Cornerstone has not previously managed mutual fund accounts.

ASTON/Herndon Large Cap Value Fund

Herndon Capital Management, LLC, 100 Auburn Ave., Suite 300, Atlanta, GA 30303, is an institutional investment management firm specializing in large capitalization equity strategies. Founded in 2001, the firm is majority-owned by Atlanta Life Financial Group, a 100 year old financial services firm, which is majority owned by the Alonzo F. and Norris B. Herndon Foundation, Inc. Members of Herndon senior management currently own 45% of the firm. As of December 31, 2011, Herndon managed approximately $            million in assets.

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

ASTON/River Road Long-Short Fund

River Road Asset Management, LLC, Meidinger Tower, , 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202, was founded in 2005. River Road is a wholly-owned subsidiary of Aviva Investors North America Holdings, Inc., which is an indirect subsidiary of Aviva plc. As of December 31, 2011, River Road managed approximately $_._ billion in assets.

ASTON/Fairpointe Mid Cap Fund

Fairpointe Capital LLC, One North Franklin, Suite 3300, Chicago, Illinois 60606, was founded in 2011. Fairpointe is majority-owned by its employees. As of December 31, 2011, Fairpointe managed approximately $_._ billion in assets.

ASTON/Cardinal Mid Cap Value Fund

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, Connecticut 06831, was founded in 1995. Cardinal is wholly owned by senior investment professionals and controlled by Ms. Amy K. Minella. As of December 31, 2011, Cardinal managed approximately $_._ billion in assets.

ASTON/Crosswind Small Cap Growth Fund

Crosswind Investments, LLC, Two International Place, Boston, MA 02110, was founded in 2006. Crosswind is majority-owned by its employees. As of December 31, 2011, Crosswind managed approximately $            million in assets.

ASTON/Neptune International Fund

Neptune Investment Management Limited, 3 Shortlands, London W6 8DA, United Kingdom, was founded in May 2002. Mr. Robin Geffen is the majority shareholder of the firm. As of December 31, 2011, Neptune managed approximately $__._ billion in assets.

ASTON/Barings International Fund

Baring International Investment Limited, 155 Bishopsgate, London, EC2M 3XY, United Kingdom, was founded in 1980. Baring International Investment Limited is a subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management LLC constitute “Barings”). As of December 31, 2011, Barings managed approximately $__._ billion in assets.

ASTON Dynamic Allocation Fund

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155, was formed in April 2002 as Asset Labs, LLC. The firm was registered as an investment adviser in 2004 as Star Investment Advisors, LLC and changed its name to Smart Portfolios, LLC in 2005. The firm is wholly owned by Shield Holdings, LLC. Shield Holdings, LLC is owned by Mr. Bryce James. As of December 31, 2011, Smart Portfolios had approximately $            ._ million in assets under management.

ASTON/M.D. Sass Enhanced Equity Fund

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036, was founded in 1972. M.D. Sass is wholly owned by Mr. Martin D. Sass and Mr. Hugh R. Lamle. As of December 31, 2011, M.D. Sass had approximately $_._ billion in assets under management.

ASTON/Lake Partners LASSO Alternatives Fund

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830, was founded in 1989. The firm is wholly owned by its senior investment professionals and founders, Mr. Frederick C. Lake and Mr. Ronald A. Lake. As of December 31, 2011, Lake Partners managed approximately $            ._ million in assets and provided investment consulting services to approximately $_._ billion in assets.

ASTON/Harrison Street Real Estate Fund

Harrison Street Securities, LLC, 71 South Wacker Drive, Suite 3575, Chicago, Illinois 60606. HSS was founded in 2005 as Transwestern Securities Management, L.L.C. by Transwestern Investment Company, L.L.C. (“TIC”), James Kammert and Reagan Pratt. As of December 31, 2010, the controlling members and managers of the firm are HS Securities Holdings, LLC, a Delaware limited liability company that acquired the interests of TIC, James Kammert and Reagan Pratt. As of December 31, 2011, HSS managed approximately $__._ in assets.

ASTON/DoubleLine Core Plus Fixed Income Fund

DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071, was founded in December 2009 by Mr. Jeffrey Gundlach and other key members of DoubleLine’s investment team. As of December 31, 2011, DoubleLine managed approximately $            billion in assets.

Legal Proceedings

On January 7, 2010, Trust Company of the West (“TCW”) commenced litigation against DoubleLine in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”). The suit alleged that DoubleLine and four employees of DoubleLine who are former employees of TCW or its affiliates, including Jeffrey Gundlach (such four employees the “Individuals”), misappropriated TCW’s confidential and proprietary information and trade secrets in founding and operating DoubleLine and are using such information in competing for assets under management. The lawsuit also included claims against certain of the Individuals (including Mr. Gundlach), but not DoubleLine, for breach of fiduciary duty, breach of confidence, and intentional interference with contractual relations.

The Individuals, but not DoubleLine, subsequently filed with the Court a cross-complaint against TCW for claims in connection with TCW’s termination of their employment and failure to pay amounts due.

On July 6, 2011, the Court issued summary adjudication in favor of the Individuals on the breach of confidence claim.

On September 16, 2011, a jury found for the Individuals in respect of their claim for unpaid wages and awarded damages to them under the California Labor Code. The jury found for TCW on the intentional interference with contractual relations and breach of fiduciary duty claims, but determined that TCW was not damaged on either claim. The jury found for TCW on the trade secret violation claim. Following hearings expected to be held in late 2011, the Court will rule on TCW’s claim of unfair competition. It will also determine the amounts of any reasonable royalties, if any, to be paid to TCW in respect of TCW’s trade secret violation claim. The Court also will be asked to award a penalty and attorney’s fees to the Individuals in respect of their claim for unpaid wages, as permitted by California law.

The trial is on-going and no appeals have been filed in the case, although it is possible that some or all of the parties will appeal the decisions in the case. DoubleLine has informed Aston Funds that it believes that it and the Individuals have meritorious defenses to the allegations contained in TCW’s lawsuit.

TCW raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. DoubleLine has advised Aston that employees and former employees of DoubleLine have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by TCW in its litigation against DoubleLine. DoubleLine understands that the inquiry stems at least in part from a federal grand jury inquiry. DoubleLine has also informed Aston that it has cooperated with the inquiry and has voluntarily produced documents.

Litigation and participation in any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of DoubleLine’s resources thereby potentially impairing DoubleLine’s ability to attract or retain talented personnel or otherwise effectively manage the Fund. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, DoubleLine’s ability to manage the Fund may be materially impaired, and shareholders, or the viability of the Fund, could be adversely affected.

ASTON/TCH Fixed Income Fund

Taplin, Canida & Habacht LLC, 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131, was founded in 1985. TCH is a majority-owned subsidiary of BMO Financial Corp., a subsidiary of the Bank of Montreal. As of December  31, 2011 TCH had approximately $_._ billion in assets under management.

Portfolio Management

ASTON/Montag & Caldwell Growth Fund ASTON/Montag & Caldwell Balanced Fund
Ronald E. Canakaris, CFA, CIC	Portfolio Manager since the Funds’ inceptions in 1994; Chairman and Chief Investment Officer of Montag & Caldwell. Mr. Canakaris has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a BSBA from the University of Florida and holds the Chartered Financial Analyst designation.
ASTON/Montag & Caldwell Mid Cap Growth Fund
Andrew W. Jung, CFA

Co-Portfolio Manager since the Fund’s inception, Vice President and Security Analyst. Mr. Jung joined Montag & Caldwell in 2001 as a research analyst. Prior to joining Montag & Caldwell, he was an analyst at Strong Capital Management, following the financial services sector for several large-cap growth funds, and at the Robinson-Humphrey Company in Atlanta, where he followed banks and thrifts. He has a BA from Marquette University and an MBA from Emory University, and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the CFA Society of Atlanta.

M. Scott Thompson, CFA	Co-Portfolio Manager since the Fund’s inception, Vice President and Security Analyst. Mr. Thompson joined Montag & Caldwell in 1992 upon graduating from the University of the South with a BA in Economics. He has an MBA from Emory University and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the CFA Society of Atlanta, for which he formerly served as trustee.
ASTON/Veredus Small Cap Growth Fund
B. Anthony Weber

Portfolio Manager since the Fund’s inception in 1998; Co-President and Chief Investment Officer of the growth strategy at Todd-Veredus. Mr. Weber is responsible for the day-to-day management of the Fund. Mr. Weber was President and Senior Portfolio Manager of SMC Capital, Inc. from 1993-1998. He has over 30 years of investment management experience. He received a BA from Centre College of Kentucky.

Charles F. Mercer, Jr., CFA

Co-Portfolio Manager of the Fund since January 2009; Mr. Mercer is Co-Portfolio Manager of Todd-Veredus. Mr. Mercer was the Director of Research from 1998 to 2003. Mr. Mercer has a BA from Vanderbilt University and holds the Chartered Financial Analyst designation.

Michael E. Johnson, CFA

Co-Portfolio Manager of the Fund and Co-Portfolio Manager of Todd-Veredus since January 2009. Mr. Johnson joined Todd-Veredus in March of 2000 as a research analyst. From August 2003 through December 2008, he was the Director of Research. He received a BS in Finance from Ball State University and holds the Chartered Financial Analyst designation.

John R. Prys, CFA

Co-Portfolio Manager of the Fund since February 2012; Mr. Prys is a Co-Portfolio Manager of Todd-Veredus. Mr. Prys joined Veredus in 2002 as a Research Analyst and was promoted to Director of Research in January 2009. Mr. Prys holds a BS from the University of Louisville and holds the Chartered Financial Analyst designation as well as the Certified Public Accountant designation.

Katherine A. Kunz, CFA	Co-Portfolio Manager of the Fund since February 2012; Mrs. Kunz is Co-Portfolio Manager of Todd-Veredus. Mrs. Kunz joined Todd-Veredus in 2004 and between 2004 and 2012 Mrs. Kunz was a Research Analyst for Todd-Veredus. Mrs. Kunz has a BA from Bellarmine College and holds the Chartered Financial Analyst designation as well as the Certified Public Accountant designation.
ASTON/Veredus Select Growth Fund

B. Anthony Weber	Lead Portfolio Manager of the Fund since September 2002. Please see above.

Charles F. Mercer, Jr., CFA	Co-Portfolio Manager of the Fund since the Fund’s inception in December 2001. Please see above.

Michael E. Johnson, CFA	Co-Portfolio Manager of the Fund since January 2009. Please see above.

John R. Prys, CFA	Co-Portfolio Manager of the Fund since February 2012; Please see above.

Katherine A. Kunz, CFA	Co-Portfolio Manager of the Fund since February 2012; Please see above.

Portfolio Management

ASTON/TAMRO Diversified Equity Fund ASTON/TAMRO Small Cap Fund
Philip D. Tasho, CFA

Portfolio Manager since the Funds’ inception in November 2000; Chief Executive Officer and Chief Investment Officer of TAMRO. Mr. Tasho is responsible for the day-to-day management of the Funds. He began his investment management career in 1980. He received his MBA from George Washington University and holds the Chartered Financial Analyst designation.

Timothy A. Holland, CFA

Co-Portfolio Manager since February 2010. Mr. Holland is Principal and Analyst of TAMRO, covering companies within the Financial and Materials sectors. He also monitors broad economic and political trends and analyzes the potential impact on portfolios at the sector level. Mr. Holland joined TAMRO in April 2005 after nearly five years with Manley Asset Management LP. Mr. Holland earned his BA from Drew University and holds the Chartered Financial Analyst designation.

ASTON/Cornerstone Large Cap Value Fund
John Campbell, CFA

Portfolio Manager since July 2011. Mr. Campbell is Chief Investment Officer of Cornerstone and is responsible for maintaining and adhering to the firm’s overall investment philosophy and process. Mr. Campbell has been with the firm since 2005 and has been in the industry since 1982. He has a BS from State University of New York at Fredonia and holds the Chartered Financial Analyst designation.

Rick van Nostrand, CFA

Portfolio Manager since July 2011. Mr. Van Nostrand is a Portfolio Manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. van Nostrand has been with the firm since 2005. He has a BS from Southern Methodist University and an MBA from the Wharton School at the University of Pennsylvania, and he holds the Chartered Financial Analyst designation.

Cameron Clement, CFA

Portfolio Manager since July 2011. Mr. Clement is a Portfolio Manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. Clement has been with the firm since 2008. Prior to joining Cornerstone in 2008, Mr. Clement was a portfolio manager with Invesco Capital Management since January 2003. He is a graduate of the University of Strathclyde in Glasgow, Scotland and holds the Chartered Financial Analyst designation.

Dean Morris, CFA	Portfolio Manager since July 2011. Mr. Morris is a Portfolio Manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. Morris has been with the firm since 2008. Prior to joining Cornerstone in 2008, Mr. Morris was a quantitative analyst with Invesco Capital Management since October 1997. He is a graduate of Williams College and has an MBA from the University of Chicago, and he holds the Chartered Financial Analyst designation.
ASTON/Herndon Large Cap Value Fund
Randell Cain, CFA	Mr. Cain joined Herndon in 2002 and is a Principal and Portfolio Manager. Prior to joining Herndon, he was a Portfolio Manager at NCM Capital for five years. Mr. Cain received a BS from Morehouse College, a Bachelor of Industrial Engineering from Georgia Institute of Technology, and an MBA from Harvard Business School. Randell Cain has been the portfolio manager of the Fund since the Fund’s inception in March 2010. Mr. Cain holds the Chartered Financial Analyst designation.

Portfolio Management

ASTON/River Road Dividend All Cap Value Fund
Henry W. Sanders, III, CFA

Portfolio Manager since the Fund’s inception and Executive Vice President of River Road. Mr. Sanders was formerly employed as Senior Vice President and Portfolio Manager for Commonwealth SMC Capital Inc. from 2002 to 2005. He received his BS from Bellarmine University, his MBA from Boston College, and he holds the Chartered Financial Analyst designation.

Thomas S. Forsha, CFA

Portfolio Manager of the Fund since June 2007 and Vice President of River Road. Mr. Forsha was formerly employed by ABN AMRO from 1998 to 2005, where he served as Equity Analyst and Portfolio Manager and was responsible for the management of the North America equity allocation of the firm’s Global High Income Equity Fund. He received his BS in Finance from The Ohio State University’s Fisher College of Business and his MBA from The University of Chicago’s Graduate School of Business. Mr. Forsha holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Louisville.

James C. Shircliff, CFA	Portfolio Manager since the Fund’s inception and Chief Investment Officer of River Road. Mr. Shircliff was formerly employed as Portfolio Manager and Director of Research for Commonwealth SMC (SMC Capital, Inc.) from 1998 to 2005. Additionally, Mr. Shircliff has more than 35 years of investment management experience. He received his BS from the University of Louisville and holds the Chartered Financial Analyst designation.
ASTON/River Road Select Value Fund ASTON/River Road Small Cap Value Fund
James C. Shircliff, CFA	Portfolio Manager since each Fund’s inception. Please see above.
R. Andrew Beck

Portfolio Manager since each Fund’s inception, as well as CEO and President of River Road. Mr. Beck was formerly employed as Senior Vice President and Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.) from 1999-2005. Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.

Henry W. Sanders, III, CFA	Portfolio Manager since each Fund’s inception. Please see above.
ASTON/River Road Independent Value Fund
Eric Cinnamond, CFA

Portfolio Manager of the Fund since the Fund’s inception, Mr. Cinnamond is Vice President and Portfolio Manager of River Road’s independent value investment strategy. Mr. Cinnamond has 17 years of investment industry experience. Prior to joining River Road, Mr. Cinnamond served as Portfolio Manager at Intrepid Capital Management from 1998 to 2010. Prior to Intrepid Capital Management, Mr. Cinnamond was a Co-Portfolio Manager and Analyst at Evergreen Asset Management from 1996 to 1998. Mr. Cinnamond received his BBA in Finance from Stetson University, his MBA from the University of Florida, and he holds the Chartered Financial Analyst designation.

Portfolio Management

ASTON/River Road Long-Short Fund
Matthew W. Moran, CFA

Lead portfolio manager since the Fund’s inception, Mr. Moran is a Portfolio Manager at River Road. Mr. Moran has 10 years of investment industry experience. Prior to joining River Road, Mr. Moran was employed by Morningstar from 2005 to 2006, as an equity analyst. Mr. Moran was employed by Citigroup as an associate from 2001 to 2005. He received his BS in Finance from Bradley University, his MBA from the University of Chicago Booth School of Business, and he holds the Chartered Financial Analyst designation.

Greg E. Deuser, CFA

Co-portfolio manager since the Fund’s inception, Mr. Deuser is a Vice President and a Portfolio Manager at River Road. Mr. Deuser has 26 years of investment industry experience. Prior to joining River Road Mr. Deuser was employed by National City Private Client Group from 2003 to 2005, where he served as portfolio manager. He received his BS in Engineering from the University of Louisville and he holds the Chartered Financial Analyst designation

ASTON/Fairpointe Mid Cap Fund
Thyra E. Zerhusen

Portfolio Manager of the Fund since May 1999. Ms. Zerhusen is the principal founder, CEO and Chief Investment Officer of Fairpointe Capital. Prior to founding Fairpointe Capital in 2011, Ms. Zerhusen was the Chief Investment Officer of Mid Cap Equities at Optimum Investment Advisors beginning in October 2003. From April 1999 to September 2003 she was on the investment team of Talon Asset Management. She has a Diplom Ingenieur from the Swiss Federal Institute of Technology and an MA in Economics from the University of Illinois.

Marie L. Lorden

Co-Portfolio Manager of the Fund since March 2009; Ms. Lorden is a co-founder and Portfolio Manager of Fairpointe Capital. Prior to co-founding Fairpointe Capital in 2011, Ms. Lorden served as a member of the Mid Cap Investment Team at Optimum Investment Advisors for seven and one-half years. Ms. Lorden is responsible for research and analysis of existing and potential holdings, as well as mutual fund, institutional relationships, and portfolio management. Previously, Ms. Lorden held positions specializing in equity product analysis with Zurich Insurance Group, Driehaus Capital Management, and The Burridge Group. Ms. Lorden received her BS from Elmhurst College and her MBA from the Keller Graduate School of Management.

Mary L. Pierson	Co-Portfolio Manager of the Fund since March 2009; Ms. Pierson is a co-founder and Portfolio Manager of Fairpointe Capital. Prior to co-founding Fairpointe Capital in 2011, Ms. Pierson served as a member of the Mid Cap Investment Team at Optimum Investment Advisors for seven years. Ms. Pierson is responsible for research and analysis of existing and potential holdings, as well as mutual fund, institutional relationships, and portfolio management. Her prior experience includes fifteen years with Harris Bancorp and Harris Futures Corporation. While General Manager at Harris Futures Corporation, she was responsible for managing all aspects of the institution, which operated as a financial futures broker. Ms. Pierson received her BA in Economics from DePauw University, her MA in Economics from Northwestern University and her MBA in Finance from The University of Chicago.

Portfolio Management

ASTON/Cardinal Mid Cap Value Fund
Amy K. Minella

Co-Portfolio Manager since the Fund’s inception. Ms. Minella is the Managing Partner at Cardinal and founded the firm in 1995. Ms. Minella is a portfolio manager and analyst, and has over 25 years of investment experience. Ms. Minella received a BA from Mount Holyoke College and an MBA from Stanford University.

Eugene Fox, III

Co-Portfolio Manager since the Fund’s inception. Mr. Fox is a Partner at Cardinal and joined the firm in 1995. Mr. Fox is a Portfolio Manager and Analyst, and has over 20 years of investment experience. Mr. Fox received a BA from the University of Virginia and an MBA from the University of Chicago.

Robert B. Kirkpatrick, CFA

Co-Portfolio Manager since the Fund’s inception. Mr. Kirkpatrick is a Partner at Cardinal and joined the firm in 2000. Mr. Kirkpatrick is a Portfolio Manager and Analyst, and has over 20 years of investment experience. Mr. Kirkpatrick received a BA from Williams College and holds the Chartered Financial Analyst designation.

Rachel D. Matthews	Co-Portfolio Manager since March 2011. Ms. Matthews joined Cardinal in 2001. Ms. Matthews is a Portfolio Manager and Analyst, and has over 20 years of investment experience. Ms. Matthews received a BA from Columbia University and an MBA from New York University.
ASTON/Crosswind Small Cap Growth Fund
Andrew Morey, CFA	Portfolio Manager for the Crosswind Small Cap and Small/Mid Cap investment strategies since he joined Crosswind in November 2007. Mr. Morey has 19 years of investment management experience and prior to joining Crosswind, Mr. Morey was the founder and Portfolio Manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management from 1995 to 2005. He spent five years as an analyst focusing on a variety of sectors, and then served as lead portfolio manager for the Concentrated Small Cap Growth strategy as well as co-portfolio manager for the Small Cap Growth strategy from 2000 to 2005 responsible for managing $1.8 billion in assets. Mr. Morey was also a research analyst for Gabelli & Co. from 1994 to 1995. Mr. Morey holds the Chartered Financial Analyst designation.
ASTON/Neptune International Fund
Robin Geffen	Portfolio Manager since the Fund’s inception. Mr. Geffen has served as Managing Director and Chief Investment Officer of Neptune since the firm’s inception in May 2002. Prior to launching Neptune, Mr. Geffen was the CIO and most recently Global ClO-Pensions at Orbitex, managing a number of funds. Mr. Geffen, a graduate of Keble College, Oxford, began his investment career in 1979.
ASTON/Barings International Fund
David Bertocchi, CFA	Portfolio Manager of the Fund since April 2008. Mr. Bertocchi joined Barings in 2000 and was appointed Divisional Director in 2004. With over ten years of investment experience, Mr. Bertocchi is a member of the World Equity Group at Barings and is responsible for international equity, focused on EAFE markets, and global portfolios. In 2010 he was appointed to the Strategic Policy Group at Barings, the company’s global macro research and asset allocation team. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi holds an MBA from London Business School and a BS in Mechanical Engineering from the University of Calgary (Canada). He holds the Chartered Financial Analyst designation.
ASTON Dynamic Allocation Fund
Bryce James	Portfolio Manager since the Fund’s inception. Mr. James co-founded Smart Portfolios LLC in 2002 and serves as President and Chief Investment Officer. Mr. James has over 25 years of investment experience and is the head of the firm’s investment committee. He received a BS in Accounting, Finance and Marketing from Central Washington University.

Portfolio Management

ASTON/M.D. Sass Enhanced Equity Fund
Ronald L. Altman	Portfolio Manager since the Fund’s inception. Mr. Altman joined M.D. Sass in June of 2009 as a Portfolio Manager of the enhanced equity strategy. Prior to M.D. Sass, Mr. Altman was a Partner and Portfolio Manager of the enhanced equity income strategy at MB Investment Partners, Inc. From 1999 to 2005, Mr. Altman was a Senior Managing Director and Director of Research at Victory SBSF. Mr. Altman has over 40 years of experience in the investment research and money management business in various positions.
ASTON/Lake Partners LASSO Alternatives Fund
Frederick C. Lake

Portfolio Manager of the LASSO strategy and the Fund since inception. He is the Co-Chairman and Treasurer of Lake Partners, which he co-founded in 1989. Mr. Lake has over 30 years of experience in the investment industry. He directs research and portfolio management of investment programs using multiple mutual funds and alternative mutual funds. Mr. Lake received a BA from Harvard University.

Ronald A. Lake	Co-Portfolio Manager of the LASSO strategy and the Fund since inception. He is the Co-Chairman and President of Lake Partners, which he co-founded in 1989. Mr. Lake is editor-in-chief of Evaluating and Implementing Hedge Fund Strategies. He has over 30 years of investment experience. He is responsible for asset allocation, investment strategy and supervision of multi-manager programs focusing on alternative investments, or integrating alternative and traditional investments. Mr. Lake received a BA from Harvard University and an MCRP in public policy from Harvard University.

Portfolio Management

ASTON/Harrison Street Real Estate Fund
Reagan A. Pratt

Co-Portfolio Manager since June 2011. Mr. Pratt is a Principal and Portfolio Manager as well as a member of the Board of Managers of HSS. Mr. Pratt founded HSS in 2005, in association with TIC and Mr. Kammert. From 2001 through 2004, Mr. Pratt was a portfolio manager with Heitman Real Estate Securities LLC. Mr. Pratt is responsible for managing the public real estate securities portfolios of HSS and the day-to-day operation of HSS. Mr. Pratt has a bachelor’s degree in economics and geography from the University of Guelph (Ontario, Canada) and a Master of Science Business Administration (Urban Land Economics) from the University of British Columbia (British Columbia, Canada).

James H. Kammert, CFA	Co-Portfolio Manager since June 2011. Mr. Kammert is a Principal and Portfolio Manager as well as a member of the Board of Managers of HSS. Mr. Kammert founded HSS in March 2005, in association with TIC and Mr. Pratt. Along with Mr. Pratt, Mr. Kammert is responsible for managing the public real estate securities portfolios of HSS. Mr. Kammert joined HSS in August 2005. From 2003 through mid-2005, Mr. Kammert was Director of Research for European Investors, Inc. Prior to joining European Investors, Mr. Kammert was Vice President and co-head of Goldman Sachs & Co.’s U.S. REIT research team for over four years. Mr. Kammert graduated from Lafayette College with a BA in Economics & Business and earned an MBA from the University of Chicago. Mr. Kammert holds the Chartered Financial Analyst designation and is a CPA.
ASTON/DoubleLine Core Plus Fixed Income Fund
Jeffrey E. Gundlach

Lead Portfolio Manager of the DoubleLine core plus fixed income investment strategy. Mr. Gundlach is the founder of DoubleLine and has been Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in December 2009. For the five-year period prior to founding DoubleLine, Mr. Gundlach was Chief Investment Officer and Group Managing Director for Trust Company of the West (“TCW”). He was also President and Chief Investment Officer for TCW Asset Management Company.

Philip A. Barach

Mr. Barach has been President of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Mr Barach assists in overseeing the implementation of the Fund’s overall strategy. For the five-year period prior to founding DoubleLine, Mr. Barach was Group Managing Director at TCW, where he partnered with Mr. Gundlach to manage over $70 billion in fixed income assets.

Bonnie Baha

Ms. Baha has been a Portfolio Manager of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Ms Baha manages the global developed credit portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Baha was a Managing Director at TCW.

Luz M. Padilla	Ms. Padilla has been a Portfolio Manager of DoubleLine since January 2010. As part of the Fund’s portfolio management team, Ms Padilla manages the emerging markets fixed income portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Padilla was a Managing Director at TCW.

Portfolio Management

ASTON/TCH Fixed Income Fund
Tere Alvarez Canida, CFA

Co-Portfolio Manager of the Fund since December 2006 and President and Managing Principal of TCH. Ms. Canida has over 25 years of investment experience. She previously served as Vice President and Senior Investment Officer of Southeast Bank. She received her BS from Georgetown University, and her MBA from George Washington University. Ms. Canida holds the Chartered Financial Analyst designation

Alan M. Habacht

Co-Portfolio Manager of the Fund since December 2006 and Principal of TCH. Mr. Habacht has over 35 years of investment experience. Before joining TCH, he served as Senior Vice President and portfolio manager for INVESCO Capital Management. He received his BA in Finance from Boston University.

William J. Canida, CFA	Co-Portfolio Manager of the Fund since December 2006 and Principal of TCH. Mr. Canida has over 30 years of investment experience. Prior to joining TCH, he served as Vice President and Senior Investment Officer for Harris Trust Company of Florida. Mr. Canida received his BA and his MBA from Indiana University. He has also attended the National Graduate Trust School of Northwestern University. Mr. Canida holds the Chartered Financial Analyst designation.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

Fund Name	Management Fee	Management Fee Paid for Fiscal Year Ended 10/31/11
	(as a percentage of net assets)	(as a percentage of net assets)
ASTON/Montag & Caldwell Growth Fund	First $800 million 0.80% Over $800 million 0.60%	[	]%
ASTON/Veredus Select Growth Fund (a)	0.80%	[	]%
ASTON/TAMRO Diversified Equity Fund (a)	0.80%	[	]%
ASTON/Cornerstone Large Cap Value Fund (b)	0.80%	[	]%
ASTON/Herndon Large Cap Value Fund(a)	0.80%	[	]%
ASTON/River Road Dividend All Cap Value Fund	0.70%	[	]%
ASTON/Montag & Caldwell Mid Cap Growth Fund (a,)(b)	0.85%	[	]%
ASTON/Fairpointe Mid Cap Fund	First $100 million 0.80% Next $300 million 0.75% Over $400 million 0.70%	[	]%
ASTON/Cardinal Mid Cap Value Fund (a)	0. 90%	[	]%
ASTON/Veredus Small Cap Growth Fund (a)	1.00%	[	]%
ASTON/Crosswind Small Cap Growth Fund (a),(c)	1.00%	[	]%
ASTON/TAMRO Small Cap Fund	0.90%	[	]%
ASTON/River Road Select Value Fund	1.00%	[	]%
ASTON/River Road Small Cap Value Fund	0.90%	[	]%
ASTON/River Road Independent Value Fund(a),(c)	1.00%	[	]%
ASTON/Neptune International Fund (a)	1.00%	[	]%
ASTON/Barings International Fund (b)	1.00%	[	]%
ASTON Dynamic Allocation Fund (a)	0.80%	[	]%
ASTON/M.D. Sass Enhanced Equity Fund[(a)]	0.70%	[	]%
ASTON/Lake Partners LASSO Alternatives Fund (a)	1.00%	[	]%
ASTON/River Road Long-Short Fund(a),(c)	1.20%	[	]%
ASTON/Harrison Street Real Estate Fund (a)	1.00%	[	]%
ASTON/Montag & Caldwell Balanced Fund (a)	0.75%	[	]%
ASTON/DoubleLine Core Plus Fixed Income Fund(a),(c)	0.55%	[	]%
ASTON/TCH Fixed Income Fund (a)	0.55%	[	]%

(a)  Taking into account fee waivers then in effect.

(b)  The Adviser voluntarily waived management fees and/or reimbursed expenses for the ASTON/Cornerstone Large Cap Value Fund at 0.82% and 1.07% for the Class I and Class N shares, respectively. Effective September 30, 2011, the Adviser has agreed to a voluntary expense limitation for the ASTON/Montag & Caldwell Mid Cap Growth Fund of 1.25% for Class N shares. These voluntary waivers do not include fees and expenses from investments in other investment companies (acquired fund fees and expenses) or interest expense. The Adviser may terminate such voluntary waivers/reimbursements at any time.

(c)  The ASTON/River Road Independent Value Fund commenced operations on December 31, 2010. The ASTON/River Road Long-Short Fund commenced operations on May 4, 2011. The ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

RELATED PERFORMANCE

“LASSO” and “Long and Short Strategic Opportunities” are registered trademarks of Lake Partners.

Lake Partners Related Performance

The following is a composite of all fee-paying, discretionary accounts managed by Lake Partners with the LASSO®, Long and Short Strategic Opportunities® portfolio strategy using alternative mutual funds. As of December 31, 2011, the composite was comprised of [55] accounts and assets of $[    ] million. The investment objective, policies and strategies of the ASTON/Lake Partners LASSO Alternatives Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Lake Partners LASSO Alternatives Fund and should not be considered indicative of the future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, the availability of underlying funds and availability of cash for new investment.

Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

The portfolios of the Fund and accounts in the composite differ substantially from the indices below, which are provided for comparative purposes only, as widely used indicators of the performance of hedge funds, long/short mutual funds and equities.

Total Return

Year end	LASSO Composite	HFRX Equity Hedge Index	Morningstar Multialternative Category (1)	S&P 500 Stock Index
2011	[ ]%	[ ]%	[ ]%	[ ]%
2010	10.1%	8.9%	4.7%	15.1%
2009	15.2%	13.1%	8.8%	26.5%
2008	(16.0)%	(25.5)%	(17.0)%	(37.0)%
2007	3.9%	3.2%	3.8%	5.5%
2006	7.4%	9.2%	7.2%	15.8%
2005	6.1%	4.2%	4.7%	4.9%
2004	4.1%	2.2%	5.1%	10.9%
2003	14.4%	N/A	7.0%	28.7%
2002	(8.2)%	N/A	1.7%	(22.1)%
(1)	Morningstar returns represent monthly category averages compounded.

Average Annual Total Return

(For the periods ended December 31, 2011)

Period	LASSO Composite	HFRX Equity Hedge Index	Morningstar Multialternative Category (1)	S&P 500 Stock Index
One Year	[ ]%	[ ]%	[ ]%	[ ]%
Five Years	[ ]%	[ ]%	[ ]%	[ ]%
Ten Years	[ ]%	[N/A]	[ ]%	[ ]%

Crosswind Related Performance

The following tables show the performance of a composite of all fully discretionary small-cap U.S. growth equity accounts managed by Crosswind. As of December 31, 2011, the composite was comprised of [4] accounts and assets of $[    ] million. The investment objective, policies and strategies of the ASTON/Crosswind Small Cap Growth Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Crosswind Small Cap Growth Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Calendar Year end	Crosswind Small Cap Growth Composite	Russell 2000 Growth Index
2011	[ ]%	[ ]%
2010	32.60%	29.09%
2009	51.79%	34.47%
2008	(34.01)%	(38.54)%

Average Annual Total Return

(For the periods ended December 31, 2011)

Period	Crosswind Small Cap Growth Composite	Russell 2000 Growth Index
One Year	[ ]%	[ ]%
Since Inception(a)	[ ]%	[ ]%
(a)	Since inception return is computed from 12/28/07.

HERNDON RELATED PERFORMANCE

The following tables show the performance of a composite of all fully discretionary U.S. large-cap value equity accounts managed by Herndon. As of December 31, 2011, the composite was comprised of [68] accounts and assets of $[ ] billion. The investment objective, policies and strategies of the ASTON/Herndon Large Cap Value Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Herndon Large Cap Value Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, as amended, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	Herndon Large Cap U.S. Value Composite	Russell 1000 Value Index
2011	[ ]%	[ ]%
2010	18.77%	15.51%
2009	35.85%	19.69%
2008	-32.17%	-36.85%
2007	9.89%	-0.17%
2006	14.81%	22.25%
2005	15.30%	7.05%
2004	28.63%	16.49%
2003	31.02%	30.03%

Average Annual Total Return

(For the periods ended December 31, 2011)

Period	Herndon Large Cap U.S. Value Composite		Russell 1000 Value Index
One Year	[	]%	[	]%
Five Years	[	]%	[	]%
Since Inception(a)	[	]%	[	]%
(a)	Since inception return is computed from 6/30/02.

RIVER ROAD INDEPENDENT VALUE RELATED PERFORMANCE

The following tables show the performance of a composite comprised of accounts currently managed by River Road in the independent value investment strategy. As of December 31, 2011, the composite was comprised of _the account of an officer and employee of River Road with assets of $_._ million. Prior to September 1, 2010, the composite represents the performance of the portfolio manager which was established at another firm, and included the fully discretionary small-cap equity accounts that were managed by the firm and were required to be reported for the purposes of GIPS® standards. The investment objective, policies and strategies of the ASTON/River Road Independent Value Fund are substantially similar to those of the accounts comprising the composite. Prior to 2009, the market capitalization range of securities purchased by accounts comprising the composite was $100 million to $2 billion. Due to market volatility causing changes in the benchmark index of the composite, the current strategy of the accounts comprising the composite is from $100 million to $5 billion. The performance of the composite does not represent the historical performance of the ASTON/River Road Independent Value Fund and should not be considered indicative of future performance of the Fund.

Performance for periods prior to September 1, 2010 represent the performance that occurred while the portfolio manager was at a prior firm and not the historical results of River Road, and there is no assurance that similar results will be achieved at River Road. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment. The Fund has been advised that, as the lead portfolio manager of the strategy at his prior firm, Mr. Cinnamond had full discretionary authority over the selection of investments for accounts comprising the composite and no other person played a significant role in the investment decision-making process.

Ashland Partners & Co. LLP conducted a review of this track record for compliance with the portability requirements of the GIPS® standards for River Road. The prior firm has a written agreement with River Road allowing its use of the performance history and supporting records.

Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	River Road Independent Value Composite	Russell 2000 Value
2011	[ ]%	[ ]%
2010	18.25%	24.50%
2009	30.55%	20.58%
2008	(7.10%)	(28.92%)
2007	7.96%	(9.78%)
2006	11.44%	23.48%
2005	3.38%	4.71%

2004	12.82%	22.25%
2003	16.91%	46.03%
2002	8.79%	(11.42%)

Average Annual Total Return

(For the periods ended December 31, 2010)

Period	River Road Independent Value Composite		Russell 2000 Value
One Year	[	]%	[	]%
Five Years	[	]%	[	]%
Ten Years	[	]%	[	]%

Shareholder Information

OPENING AN ACCOUNT

■	Read this prospectus carefully.

■	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of each Aston Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs) (except R Class)	$500	$50
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts (except ASTON/Lake Partners LASSO Alternatives Fund and ASTON/DoubleLine Core Plus Fixed Income Fund)	$1 Million	$50
Class I —ASTON/Lake Partners LASSO Alternatives Fund and ASTON/DoubleLine Core Plus Fixed Income Fund	$100,000	$50
Class R—Retirement Plans	$2,500	$50

Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

■	Minimum initial investment requirements may be waived:

■	For trustees of Aston Funds, employees of the Adviser, the Adviser’s employees’ spouses, employees of the Subadvisers, the Subadvisers’ employees’ spouses, and affiliates of the Adviser.
■	By means of a “letter of intent” from an investor or financial adviser/consultant expressing intent to purchase shares over a specified period of time to meet the minimum investment requirement (Class I only).
■	For certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers.
■	For individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Fund shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved financial intermediaries.
■	By Aston Funds in its discretion.

■	Balances within the same Fund may be aggregated to meet the Class I minimum initial investment requirements for the accounts of:

■	Clients of a financial adviser/consultant or clients of a financial intermediary that acts in an advisory capacity.
■	Immediate family members (i.e., an individual’s spouse, parents, children, siblings and in-laws).
■	A corporation or other legal entity.

■	For Class N and Class I shareholders, complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
■	For Class R shareholders, complete the account application through your financial representative.
■	Purchase, exchange and redemption requests (each an “Investment Request”) must be in “good order.” Investment Requests received in “good order” and processed before the New York Stock Exchange (the “NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s closing NAV. Investment Requests received after that time receive the following business day’s NAV.
■	An Investment Request received that is not in “good order” will receive the NAV on the date the Investment Request is received in “good order.”

■	Make your initial investment using the table below as a guideline. If your Investment Request is your initial purchase into the Funds, your account number will be assigned to you upon the Funds’ receipt of the Investment Request in “good order.”
■	Effective on the respective dates shown (each, a “Soft Close Effective Date”) for each of the following Funds (each, a “Closed Fund”): ASTON/River Road Small Cap Value Fund (May 22, 2009), ASTON/TAMRO Small Cap Fund (October 16, 2009), ASTON/River Road Independent Value Fund (December 7, 2011) and ASTON/River Road Dividend All Cap Value Fund (December 16, 2011), the Closed Funds are closed to new investors until further notice, with the following limited exceptions, where the exception processing is operationally feasible:

■	Financial advisors and/or financial consultants who have clients invested in a Closed Fund, other than the ASTON/River Road Dividend All Cap Value Fund, as of its respective Soft Close Effective Date may open new accounts for current or new clients and add to such accounts, provided that the particular Closed Fund determines that such investments will not harm its investment process. Financial advisors and/or financial consultants who have clients invested in the ASTON/River Road Dividend All Cap Value Fund as of its Soft Close Effective Date may add to the accounts of such clients, provided that the ASTON/River Road Dividend All Cap Value Fund determines that such investments will not harm its investment process;

■	Financial advisors who have approved the inclusion of the ASTON/River Road Dividend All Cap Value Fund as an investment option for their clients and such inclusion was approved by the ASTON/River Road Dividend All Cap Value Fund prior to its Soft Close Effective Date may designate the ASTON/River Road Dividend All Cap Value Fund as an investment option for their clients;
■	Participants in retirement plans that included a Closed Fund as an investment option on the Fund’s Soft Close Effective Date may continue to designate the particular Closed Fund as an investment option;
■	Trustees of Aston Funds, employees of Aston and the respective Subadviser of a Closed Fund and their immediate household family members may open new accounts in the particular Closed Fund and add to such accounts;
■	Each Closed Fund reserves the right to make additional exceptions,to limit the above exceptions or otherwise to modify its respective closure policy at any time and to reject any investment for any reason.

Buy, Exchange and Sell Requests are in “good order” when:

■	The account number and Fund name are included;
■	The amount of the transaction is specified in dollars or shares;
■	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable;
■	Any required Medallion Signature Guarantees are included; and
■	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

Buying Shares	To open an account (Class N and Class I shares only*)	To add to an account ($50 minimum) (All share Classes)
Through Your Financial Representative	■ Your financial representative is responsible for transmitting the order promptly.	■ Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581

■  Complete and sign your application.

■  Make your check payable to Aston Funds and mail to us at the address at the left.

■  We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks to avoid any fees or delays in processing.

■  We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Funds, including you) or cash.

■  Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.

■  We accept checks, bank drafts, money orders, wires and ACH for purchases (see “Other Features” later in this “Shareholder Information” Section). Checks must be drawn on U.S. banks. There is a charge of a minimum of $20 for returned checks.

■  Give the following wire/ACH information to your bank:

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

■  Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

■  We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Funds, including you) or cash.

■  For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

*	Class R shares are sold primarily to qualified retirement plans, retirement savings programs and similar programs offered primarily through financial intermediaries. To open an account for Class R shares of an applicable Aston Fund, please contact your financial representative or plan sponsor.

Buying Shares	To open an account (Class N and Class I shares only*)	To add to an account ($50 minimum) (All share Classes)
By Phone 800-992-8151

■  Obtain a Fund and account number by calling Aston Funds at the number at the left.

■  Instruct your bank (which may charge a fee) to wire or ACH the amount of your investment.

■  Give the following wire/ACH information to your bank:

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number” “Your Account

Number”

■  Return your completed and signed application to:

Aston Funds

P.O. Box 9765

Providence, RI 02940

■  Verify that your bank or credit union is a member of the ACH.

■  To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■  You should complete the “Bank Account Information” section of your account application.

■  When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

■  Instruct your bank to wire or ACH the amount of your investment. Your bank may charge a fee for wire or ACH transfers.

■  Give the following wire/ACH information to your bank:

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

■  Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

*	Class R shares are sold primarily to qualified retirement plans, retirement savings programs and similar programs offered primarily through financial intermediaries. To open an account for Class R shares of an applicable Aston Fund, please contact your financial representative or plan sponsor.

Buying Shares	To open an account	To add to an account ($50 minimum) (All share classes)
By Internet www.astonfunds.com

(Class N shares only*)

■  To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

■  Open an account online by completing the Aston Funds online account application.

or

(Class N and Class I shares only*)

■  Download the appropriate account application(s) from the website. Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.

■  Verify that your bank or credit union is a member of the ACH .

■  Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■  Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■  When you are ready to add to your account, access your account through Aston Funds’ website and enter your purchase instructions in the secure area for shareholders only called “Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

*	Class R shares are sold primarily to qualified retirement plans, retirement savings programs and similar programs offered primarily through financial intermediaries. To open an account for Class R shares of an applicable Aston Fund, please contact your financial representative or plan sponsor. Class I shares are not eligible for the establishment of new accounts through the Fund’s website.

The Funds or their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Other Aston Funds and share classes may be available through separate prospectuses. Please call 800-992-8151 for more information.

EXCHANGING SHARES

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-deferred account and may subject you to a redemption fee. After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800-992-8151 if you chose this option when you opened your account.

In addition, the Aston Money Market Fund—Bedford Shares of the Money Market Portfolio of The RBB Fund, Inc. offered in connection with the Aston Funds (the “Aston Money Market Fund”) is available as an exchange option for shareholders of the Aston Funds class N shares. The Aston Money Market Fund prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the internet or by phone at 800-992-8151. Please read the Aston Money Market Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax-deferred account is generally subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order.”

Aston may allow eligible shareholders to convert their shares between classes within the same Fund, for example from Class I to Class N or vice versa, if offered in the shareholder’s state of residence. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the recognition by the investor of a capital gain or loss.

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. You may redeem Class R shares through your financial representative or directly from Aston Funds. All redemption requests must be in “good order.”

The following table shows guidelines for selling shares.

Selling Shares	Designed for...	To sell some or all of your shares...
Through Your Financial Representative	■ All share classes and accounts of any type.	■ Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581

■  All share classes and accounts of any type.

■  Sales or redemptions of any size (for redemptions over $50,000 please see Medallion Signature Guarantee later in this “Shareholder Information” Section).

■  Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■  Include all signatures and any additional documents that may be required. (See “Selling Shares in Writing” later in this “Shareholder Information” Section). Signatures must be in original form, as photocopies are not accepted.

■  Mail to us at the address at the left.

■  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

By Phone 800-992-8151	■ Class N, Class I and non-retirement accounts. ■ Sales of up to $50,000 (for accounts with telephone account privileges).

■  For automated service 24 hours a day using your touch-tone phone, call 800-992-8151.

■  To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check to be mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

■  The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may

Selling Shares	Designed for...	To sell some or all of your shares...
incur from telephone requests.
By Internet www.astonfunds.com	■ Class N, Class I, and non-retirement accounts.

■Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■Self-register online for account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■When you are ready to redeem a portion of your account, access your account through Aston Funds’ website and enter your redemption instructions in the secure area for shareholders only called “Account Access.” A check for the proceeds will be mailed to you at your address of record.

■Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

The Funds or their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

We require Medallion Signature Guarantees if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $50,000 worth of shares (exception may apply for the Montag & Caldwell Growth Fund Class I and the Montag & Caldwell Balanced Fund Class I); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s).

What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

■   Letter of instruction

■   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly  as the account is registered, must be in original form, as photocopies are not accepted

■   Medallion Signature Guarantee, if applicable (see above)

Owners of corporate or association accounts

■   Letter of instruction

■   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■   Medallion Signature Guarantee, if applicable (see above)

Owners or trustees of trust accounts

■   Letter of instruction

■   On the letter, the signature of the trustee(s) must be in original form, as photocopies are not  accepted

■   If the names of all trustees are not registered on the account, a copy of the trust document  certified within the past 12 months

■   Medallion Signature Guarantee, if applicable (see above)

Joint tenancy shareholders whose co-tenants are deceased

■   Letter of instruction signed by the surviving tenant must be in original form, as photocopies are  not accepted

■   Certified copy of death certificate

■   Medallion Signature Guarantee, if applicable (see above)

Executors of shareholder estates

■   Letter of instruction signed by executor must be in original form, as photocopies are not  accepted

■   Certified copy of order appointing executor

■   Medallion Signature Guarantee, if applicable (see above)

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call 800-992-8151 for instructions ■ Medallion Signature Guarantee, if applicable (see above)
IRA accounts	■ IRA distribution request form completed and signed. Call 800-992-8151 for a form, or download a form from our website, www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

■	You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.
■	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees it may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

■	You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.
■	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
■	There is no fee to your mutual fund account for this transaction.

Redemptions in Kind

The Funds have elected, under Rule 18f-1 under the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund’s total value, whichever is less, during any 90-day period to any one shareholder.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax-deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

Involuntary Redemptions

To reduce expenses, we may convert your fund position(s), redeem your fund position(s) and/or close your fund position(s) if the balance in your fund position(s) falls below the required investment minimum due to transaction activity or for any other reason. We may convert your fund position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert, redeem, or close your fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the Class N. Additionally, we will not convert Class I accounts where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

TRANSACTION POLICIES

Calculating Share Price

When you buy, exchange, or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. ET) by dividing the net assets of the class by the number of shares outstanding. Currently, the Funds observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, securities are priced using market quotes or, for debt securities, evaluated prices obtained from independent pricing services. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, a Fund’s value for a security may be different from the last quoted market price. Fair value pricing for certain types of securities in which a Fund may invest, including prices received from pricing services, is inherently a process of estimates and judgments. Changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the market place, resulting in potentially greater net asset value volatility. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Since 2008, certain segments of the mortgage-backed securities market, in particular, have been volatile and difficult to value.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time when their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Certain Funds may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when a Fund does not price its shares. Therefore, the value of a Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under a Fund’s fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Execution of Requests

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Investment requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests for each Fund must be received by the close of regular trading on the NYSE (typically 4:00 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

A Fund may be required to “freeze” or redeem your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

■	refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;
■	suspend the offering of Fund shares;
■	change the initial and additional investment minimums or waive these minimums for any investor;
■	delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A charge of a minimum of $20 will be assessed if any check used to purchase shares is returned; and
■	change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law and its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days, regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Short-Term and Excessive Trading

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders, and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact a Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds’ Board of Trustees has adopted policies and procedures that seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

■	Certain Funds have adopted a redemption fee of 2.00% for shares that are held less than 90 calendar days;
■	The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices; and the Funds reserve the right to:

■	Reject any purchase, including exchange purchases, which could adversely affect the Funds or their operations.
■	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds.
■	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term or excessive trading.
■	Permanently prevent future purchases and exchanges from occurring in accounts where short-term or excessive trading is apparent.
■	Delay sending redemption proceeds for up to seven days (generally applies in cases of very large redemptions, excessive trading, or during unusual market conditions).
■	Suspend redemptions as permitted by law (e.g., in emergency situations).

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control.

The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including terminating the selling agreement with the intermediary. There is no assurance that the Funds’ policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Redemption Fees

The following Aston Funds assess a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase: ASTON/Neptune International Fund, ASTON/Barings International Fund and ASTON/Harrison Street Real Estate Fund.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. Each Fund will use the “first-in, first-out” (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds’ policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time, or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds’ redemption fee policies and procedures will be effective in limiting or deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; redemption of shares through an Automatic Investment Plan; accounts held through intermediaries that are unable to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds’ administrator believes it to be in the best interest of the Funds and in accordance with the Funds’ policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

■	after every transaction that affects your account balance (except for dividend reinvestments, Automatic Investment Plans or Systematic Withdrawal Plans); and
■	after any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to shareholders during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800-992-8151.

Distributions

The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund’s investments less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

Dividends

The following table shows the Funds’ dividend and distribution schedules.

Funds	Distribution Schedule Dividends, if any	Capital Gains Distributions, if any
ASTON/TCH Fixed Income Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, and ASTON/River Road Dividend All Cap Value Fund	■ Declared and paid monthly	■ Distributed at least once a year, generally in December
ASTON/Montag & Caldwell Balanced Fund, and ASTON/M.D. Sass Enhanced Equity Fund	■ Declared and paid quarterly	■ Distributed at least once a year, generally in December
All Other Funds	■ Declared and paid annually	■ Distributed at least once a year, generally in December

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require Aston Funds to remit uncashed checks to the appropriate state after a specific period of time, which varies by state.

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan (Class N Shares only)

The Automatic Investment Plan (“AIP”) allows you to set up a scheduled transfer of funds from your bank account to the Fund(s) of your choice. You determine the AIP investment amount (the minimum AIP investment amount is $50) and you can terminate the program at any time. The minimum initial investment for accounts containing an AIP instruction is the same as all other accounts. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Website

The Funds maintain a website located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds’ NAVs through our website. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our website.

Systematic Withdrawal Plan (Class N Shares only)

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature you must:

■	have at least $50,000 in your account;
■	determine the schedule: monthly, quarterly, semi-annually or annually; and
■	call 800-992-8151 to add a Systematic Withdrawal Plan to your account.

Retirement Plans and Education Savings Accounts (Class N and Class R Shares, as applicable)

Aston Funds offer a range of retirement plans, including Traditional, Roth, SIMPLE IRAs and SEP IRAs for Class N and Class R shareholders. Aston Funds also offers Education Savings Accounts for Class N shareholders, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30 per shareholder.), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800-992-8151.

DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

COMPENSATION TO INTERMEDIARIES

Certain intermediaries perform sub-transfer agency, sub-accounting and other shareholder services on underlying shareholder accounts. If certain criteria are met the intermediaries may be paid by the Funds for such services. In addition to distribution and service fees paid by the Funds, Aston may pay compensation to intermediaries that distribute and/or service investors in the Funds out of its own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries, or within the same Fund at the same intermediary.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of Funds over another Aston Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadvisers attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadvisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadvisers consider, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Dividends and Distributions

The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI. If you have any tax-related questions relating to your investment in an Aston Fund, please consult your tax adviser.

For federal income tax purposes:

■	Dividends and distributions on Class R shares will generally not be subject to current federal income taxation provided such shares are held in a qualified tax-deferred retirement plan. Distributions to you from a qualified tax-deferred retirement plan, however, will generally be subject to federal income tax and possibly federal withholding tax. In addition, backup withholding tax (see below) may apply to dividends, distributions and redemption proceeds received by a qualified tax-deferred retirement plan unless the required certification is provided to Aston Funds. To the extent Fund shares are not held in a qualified tax-deferred retirement plan, the following federal income tax consequences will generally apply. Please consult with your plan administrator regarding the tax status of your retirement plan.

■	The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. We will send you a statement with the federal income tax status of your dividends and distributions for the prior year generally by February 15.

■	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

■	Distributions of qualified dividend income (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Funds at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code with respect to your Fund shares, and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. Unless extended by future legislation, the favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2012. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund. Therefore, it is not expected that a significant amount of the ASTON/Harrison Street Real Estate Fund’s distributions will be eligible for qualified dividend income treatment.

■	If a Fund receives dividends from another investment company that qualifies as a regulated investment company, including an ETF, for federal income tax purposes and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.

■	Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from a Fund with capital losses.

■	A Fund’s use of a fund-of-funds structure could affect the amount, timing and type of distributions from the Fund and, therefore, may increase the amount of taxes payable by you. Generally, the character of the dividends and distributions a Fund receives from another investment company will “pass through” to you, subject to certain exceptions, as long as the Fund and the investment company each qualify as a regulated investment company under the Code.

■

Some of a Fund’s investments may be subject to special provisions of the Code that may increase the amount of gain recognized by the Fund, defer the Fund’s losses, accelerate the Fund’s recognition of gain, affect the character of such income and affect the amount, timing and type of distributions from the Fund, which may increase the amount of taxes payable by you.

■	Distributions declared to the shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

■	When you sell shares or exchange shares for shares of another Fund (other than shares held in a tax-deferred account), it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2012, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. For taxable years beginning after December 31, 2012, the maximum long-term capital gains rate will return to 20%, unless Congress enacts legislation providing otherwise. You are responsible for any tax liabilities generated by your transactions.

■	If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

■	If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

■	If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations or by being a qualified fund of funds) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements. Tax-exempt holders of Fund shares, such as qualified tax-deferred retirement plans, will not benefit from such a deduction or credit.

■	A Fund’s ability to invest in some investments, including certain ETFs that invest in the commodities market and commodity-linked instruments, may be significantly limited by the federal income tax rules applicable to regulated investment companies.

■	Tax reporting changes effective January 1, 2012 require Aston Funds to report cost basis and holding period information to both the Internal Revenue Service and shareholders for gross proceeds from the sales of shares of Aston Funds purchased on or after January 1, 2012. This information will be reported on Form 1099-B, beginning with the 2012 tax year. The deadline for mailing Form 1099-B to shareholders is February 15. Absent shareholder instructions, Aston Funds will calculate and report cost basis information using its default method of average cost. If you hold shares of Aston Funds through a financial intermediary, the financial intermediary will be responsible for this reporting and the financial intermediary’s default cost basis method may apply. Please consult your tax adviser for additional information regarding cost basis reporting and your situation.

Financial Highlights

These financial highlights tables are intended to help you understand the Funds’ financial performance. The following schedules present financial highlights for one outstanding share of each Fund throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements as of October 31, 2011. The financial statements for the Funds have been audited by [            ], whose report along with those Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

ASTON/Montag & Caldwell Growth Fund – Class N To be incorporated

ASTON/Montag & Caldwell Growth Fund – Class I To be incorporated

ASTON/Montag & Caldwell Growth Fund – Class R To be incorporated

ASTON/Veredus Select Growth Fund – Class N To be incorporated

ASTON/Veredus Select Growth Fund – Class I To be incorporated,

ASTON/TAMRO Diversified Equity Fund – Class N To be incorporated

ASTON/Cornerstone Large Cap Value Fund – Class N To be incorporated

ASTON/Cornerstone Large Cap Value Fund – Class I To be incorporated

ASTON/Herndon Large Cap Value Fund – Class N To be incorporated

ASTON/Herndon Large Cap Value Fund – Class I To be incorporated

ASTON/River Road Dividend All Cap Value Fund – Class N To be incorporated

ASTON/River Road Dividend All Cap Value Fund – Class I To be incorporated

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N To be incorporated,

ASTON/Fairpointe Mid Cap Fund – Class N To be incorporated

ASTON/Fairpointe Mid Cap Fund – Class I To be incorporated

ASTON/Cardinal Mid Cap Value Fund – Class N To be incorporated

ASTON/Veredus Small Cap Growth Fund – Class N To be incorporated

ASTON/Veredus Small Cap Growth Fund – Class I To be incorporated

ASTON/TAMRO Small Cap Fund – Class N To be incorporated

ASTON/TAMRO Small Cap Fund – Class I To be incorporated

ASTON/River Road Select Value Fund – Class N To be incorporated

ASTON/River Road Select Value Fund – Class I To be incorporated

ASTON/River Road Small Cap Value Fund – Class N To be incorporated

ASTON/River Road Small Cap Value Fund – Class I To be incorporated

ASTON/River Road Independent Value Fund – Class N To be incorporated

ASTON/River Road Independent Value Fund – Class I To be incorporated

ASTON/Neptune International Fund – Class N To be incorporated

ASTON/Neptune International Fund – Class I To be incorporated

ASTON/Barings International Fund – Class N To be incorporated

ASTON/Barings International Fund – Class I To be incorporated

ASTON Dynamic Allocation Fund – Class N To be incorporated

ASTON/M.D. Sass Enhanced Equity Fund – Class N To be incorporated,

ASTON/M.D. Sass Enhanced Equity Fund – Class I To be incorporated,

ASTON/Lake Partners LASSO Alternatives Fund – Class N To be incorporated

ASTON/Lake Partners LASSO Alternatives Fund – Class I To be incorporated

ASTON/River Road Long-Short Fund – Class N To be incorporated

ASTON/Harrison Street Real Estate Fund – Class N To be incorporated

ASTON/Harrison Street Real Estate Fund – Class I To be incorporated

ASTON/Montag & Caldwell Balanced Fund – Class N To be incorporated

ASTON/Montag & Caldwell Balanced Fund – Class I To be incorporated

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N To be incorporated

ASTON/DoubleLine Core Plus Fixed Income– Class I To be incorporated

ASTON/TCH Fixed Income Fund – Class N To be incorporated

ASTON/TCH Fixed Income Fund – Class I To be incorporated

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited Semi-Annual Report dated April 30 and an Annual Report dated October 31 which is audited by an independent registered public accounting firm. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated February 29, 2012, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:	Aston Funds P.O. Box 9765 Providence, RI 02940

Phone:	Shareholder Services & Fund Literature Investment Advisor Services	800-992-8151 800-597-9704

Website:	www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-1520.

Investment Company Act File Number: 811-8004

Aston Funds

P.O. Box 9765

Providence, RI 02940

ATN PRO 12

ASTON FUNDS

Ticker Symbols
EQUITY FUNDS	Class N	Class I	Class R
ASTON/Montag & Caldwell Growth Fund	MCGFX	MCGIX	MCRGX
ASTON/Veredus Select Growth Fund	AVSGX	AVISX	--
ASTON/TAMRO Diversified Equity Fund	ATLVX	[TBD]	--
ASTON/Cornerstone Large Cap Value Fund	RVALX	AAVIX	--
ASTON/Herndon Large Cap Value	AALIX	AHRNX	--
ASTON/River Road Dividend All Cap Value Fund	ARDEX	ARIDX	--
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMCMX	--	--
ASTON/Fairpointe Mid Cap Fund	CHTTX	ABMIX	--
ASTON/Cardinal Mid Cap Value Fund	ACDMX	--	--
ASTON/Veredus Small Cap Growth Fund	VERDX	AVEIX	--
ASTON/Crosswind Small Cap Growth Fund	ACWDX	ACWIX	--
ASTON/TAMRO Small Cap Fund	ATASX	ATSIX	--
ASTON/River Road Select Value Fund	ARSMX	ARIMX	--
ASTON/River Road Small Cap Value Fund	ARSVX	ARSIX	--
ASTON/River Road Independent Value Fund	ARIVX	ARVIX	--
INTERNATIONAL FUNDS
ASTON/Neptune International Fund	ANINX	ANIIX	--
ASTON/Barings International Fund	ABARX	ABIIX	--
ALTERNATIVE FUNDS
ASTON Dynamic Allocation Fund	ASENX	ADNAX	--
ASTON/M.D. Sass Enhanced Equity Fund	AMBEX	AMDSX	--
ASTON/Lake Partners LASSO Alternatives Fund	ALSNX	ALSOX	--
ASTON/River Road Long-Short Fund	ARLSX	--	--
SECTOR FUNDS
ASTON/Harrison Street Real Estate Fund	ARFCX	AARIX	--
BALANCED FUNDS
ASTON/Montag & Caldwell Balanced Fund	MOBAX	MOBIX	--
FIXED INCOME FUNDS
ASTON/DoubleLine Core Plus Fixed Income Fund	ADBLX	ADLIX	--
ASTON/TCH Fixed Income Fund	CHTBX	CTBIX	--

(Each a “Fund” and collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2012

This Statement of Additional Information dated February 29, 2012 (“SAI”) provides supplementary information pertaining to shares representing interests in twenty-five of the twenty-six available investment portfolios of Aston Funds (the “Trust”).

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current prospectus dated February 29, 2012, as amended or supplemented from time to time (the “Prospectus”). No investment in any of the Funds should be made without first reading the Prospectus.

The audited financial statements for the fiscal year ended October 31, 2011 for the Funds are incorporated herein by reference to the Funds’ Annual Reports as filed with the Securities and Exchange Commission (“SEC”). This SAI is incorporated by reference to the Prospectus.

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Prospectus or SAI.

Page
THE FUNDS	[1	]

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS	[1	]

INVESTMENT RESTRICTIONS	[51	]

NON-FUNDAMENTAL INVESTMENT POLICIES	[60	]

TRUSTEES AND OFFICERS OF THE TRUST	[61	]

PROXY VOTING POLICIES AND PROCEDURES	[68	]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	[69	]

INVESTMENT ADVISORY AND OTHER SERVICES	[73	]

Investment Adviser	[73	]
Subadvisers	[79	]
Administrator	[103	]
Subadministrator	[105	]
Subadministration Fees	[105	]
Underwriter	[106	]
Distribution Plan	[106	]
Redemption Fees	[109	]
Custodian	[110	]
Transfer Agent and Dividend Paying Agent	[110	]
Counsel and Independent Registered Public Accounting Firm	[110	]

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	[110	]

DISCLOSURE OF PORTFOLIO HOLDINGS	[114	]

DESCRIPTION OF SHARES	[116	]

NET ASSET VALUE	[119	]

REDEMPTIONS-IN-KIND	[119	]

DIVIDENDS	[120	]

FEDERAL INCOME TAXES	[120	]

PERFORMANCE INFORMATION	[129	]

FINANCIAL STATEMENTS	[129	]

OTHER INFORMATION	[129	]

APPENDIX A	A -1

APPENDIX B	B -1

i

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUNDS

Aston Funds, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except ASTON/Harrison Street Real Estate Fund and ASTON/River Road Long-Short Fund, which are classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. On September 30, 2006, the Trust changed its name from ABN AMRO Funds to Aston Funds.

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

The following supplements the information contained in the prospectus concerning the investment objective(s), strategies and risks of investing in the Funds. Except as otherwise stated below or in the Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in “Investment Restrictions” are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of shareholders.

American Depositary Receipts (“ADRs”), Continental Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying assets. An asset-backed security’s stated maturity may be shortened if the underlying assets are pre-paid, and the security’s total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security’s average maturity and limit the potential appreciation in the security’s value relative to a conventional debt security.

1

Below Investment-Grade (High Yield) Debt Securities

Fixed income securities rated Ba or lower by Moody’s Investor Service (“Moody’s”) or BB or lower by Standard & Poor’s (“S&P”), frequently referred to as “junk bonds,” are considered to be predominantly speculative. They generally offer higher yields than bonds issued by entities with stronger creditworthiness. Such securities are subject to a substantial degree of credit risk. High-yield bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or principal when due. Such changes will, however, affect a Fund’s net asset value per share.

The higher yields from low-grade bonds are intended to compensate for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will offset default rates on high-yield bonds. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

Lower-Rated Securities Market – An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund.

Sensitivity to Economic and Interest Rate Changes – The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund’s net asset values.

2

Liquidity and Valuation – To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation’s fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund’s valuation of the obligation and the price it could obtain upon its disposition could differ.

Credit Ratings – The credit ratings of Moody’s and S&P are evaluations of the safety of principal and interest payments. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the investment adviser or subadviser also performs its own analysis of issuers in selecting investments for a Fund. The investment adviser or subadviser’s analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

Yields and Ratings – The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s net asset value per share.

Borrowing

A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” which contradicts policies described in this paragraph governs that applicable Fund’s policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except in connection with permitted borrowing or other permitted investment techniques. Any borrowing will be done from a bank with asset coverage of at least 300%, if required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Cash Liquidation for Redemption

The ASTON/Veredus Small Cap Growth Fund may participate in a program with ReFlow Fund LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from the Fund equal to the amount of the Fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the

3

Fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

Collateralized Mortgage Obligations (“CMOs”), Real Estate Mortgage Investment Conduits (“REMICs”) and Multi-Class Pass-Throughs

CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate (“LIBOR”). Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared. The structure and performance of floating-rate tranches will vary widely as interest rates change.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMIC in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on private label CMOs as described above historically have been higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. The Funds will not invest in subordinated privately issued CMOs.

4

Resets – The interest rates paid on the floating rate CMOs in which the Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors – The underlying mortgages which collateralize the floating rate CMOs in which the Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CMOs are subject to credit risk, interest rate risk and liquidity risk. Generally, CMOs have lower credit risk because the underlying mortgages are either guaranteed by the U.S. government or carry an implicit guarantee of a government-sponsored enterprise. Private label CMOs may carry higher credit risk, depending on the underlying collateral. The degree of credit risk will be reflected in the credit rating of the security. Sub-prime collateral is subject to a high degree of credit risk. Certain private label CMOs have experienced significant ratings downgrades during recent periods. A significant ratings downgrade may adversely affect the liquidity and valuation of private label CMOs.

CMOs have a high degree of interest rate risk. The value of a CMO will fluctuate more widely in response to interest rate changes than a standard debt security.

Liquidity risk is the risk that the investor will be unable to find a buyer interested in purchasing the security or willing to pay the desired price for the security. If a Fund has to sell the security before maturity, some of the principal could be lost. The markets for CMOs, particularly private label CMOs, at times may be very thin. A Fund’s ability to dispose of its positions in such securities will depend upon the degree of liquidity in the market for such securities. It is impossible to predict the degree of liquidity of such securities in the future.

Other risks are reinvestment risk and extension risk. Reinvestment risk is the risk that, in a falling interest rate environment, a Fund will receive principal and interest payments earlier than expected and be forced to reinvest at a lower interest rate. Extension risk is the risk that interest rates will rise and prepayment speeds will slow, and the Fund will be left holding the security longer than expected and miss out on opportunities to earn higher rates in the new interest rate environment.

Convertible Securities

Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims

5

of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Derivative Instruments

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund’s overall portfolio.

Each Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. Certain Funds may use derivatives to seek exposure to a particular market or asset class in an attempt to acheive their objective. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment adviser or subadviser to be consistent with a Fund’s overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund’s other portfolio investments.

Where not specified, investment limitations with respect to a Fund’s derivative instruments will be consistent with such Fund’s existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.

Certain investment transactions expose the Funds to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options. To the extent that a Fund engages in such transactions, the Fund will (to the extent required by applicable law) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment. If a Fund segregates sufficient cash or other liquid assets or otherwise covers its obligations under such transactions, the Fund will not consider the transactions to be borrowings for purposes of its investment restrictions or “senior securities” under the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement under the 1940 Act otherwise applicable to borrowings by the Fund.

In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), a Fund will segregate cash or other liquid assets with respect to the amount of the daily net (marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, a Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract which may increase the risk associated with such transactions.Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets for segregation and “cover” purposes could impede portfolio

6

management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of the Fund that may be at risk with respect to certain derivative transactions.

Dollar Rolls

Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to its obligations under the dollar roll transaction. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund’s right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. The following describes various types of equity securities in which the Funds invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants and Rights

Warrants give a Fund the option to buy the issuer’s equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

7

Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are securities that combine aspects of a bond and an exchange-traded fund (“ETF’). ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The U.S. government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. Certain Funds

8

may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Pooled Vehicles

The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to the credit risk of the sponsoring entity.

Forward Foreign Currency Exchange Contracts

Many international equity securities in which a Fund may invest will be traded in foreign currencies. The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such investments for hedging purposes or as otherwise provided in the Prospectus, including for total return purposes.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of

9

the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to its obligations under the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Instruments.”

A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund’s investment adviser or subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Foreign Securities

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund’s investment in companies in those countries. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

10

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund’s ability to effectively hedge its investments in such markets if it chose to do so.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund’s ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. For example, both Taiwan and China still claim sovereignty over one another and there is a demilitarized border and hostile relations between North and South Korea. War and terrorism affect many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. In 2010, several EU countries, including Greece, Ireland, Italy, Spain, and Portugal, began to face budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit EMU member countries’ ability to implement monetary policy to address regional economic conditions.

11

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

In making investment decisions for a Fund, an investment adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). An investment adviser’s or subadviser’s decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its investment adviser or subadviser deems it appropriate to do so.

A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Instruments.”

These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

12

Futures Contracts

Futures contracts are generally considered to be derivative securities. A Fund may engage in such practices for hedging purposes, to maintain liquidity or as otherwise provided in the Prospectus, including for total return purposes. The Trust has claimed exclusion from the definition of the term “commodity pool operator” adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of each Fund. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates.

At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings or to seek exposure to a particular market or asset class in an attempt to achieve its objective.

For federal income tax purposes, some gains derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gains and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund’s position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Instruments.”

A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same

13

rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which a Fund has written is exercised, that Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For

14

example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts with the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Illiquid Securities

A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Investment Company Shares

Investments by the Funds in other investment companies, including closed-end funds and ETFs, will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees and expenses of that investment company in addition to a Fund’s own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds.

15

Money Market Instruments

Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments, separately traded interest and principal securities (“STRIPS”) and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.

Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment

16

of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the US government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator created under the Federal Housing Finance Regulatory Reform Act of 2008 (Reform Act). The U.S. Treasury may take additional action with respect to the mortgage-related securities issued by these entities.

FHFA, as conservator or receiver for Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset

17

or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac , or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private label securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline. As a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and may expose a fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a fund, the prepayment right will tend to limit to some degree the increase in net asset value of a fund because the value of the mortgage-backed securities held by a fund may not appreciate as rapidly as the price of non-callable debt securities. Mortgage-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. At times, a Fund may invest in securities that pay higher than market interest rates by paying a premium above the securities’ par value. Prepayments of these securities may cause losses on securities purchased at a premium. Unscheduled payments, which are made at par value, will cause a fund to experience a loss equal to any unamortized premium.

18

When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a fund's shares. The negative effect of interest rate increases on the market-value of mortgage backed securities is usually more pronounced than it is for other types of fixed-income securities potentially increasing the volatility of a Fund.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. A Fund may buy mortgage-related securities with or without insurance or guarantees if through an examination of the loan experience and practices of the poolers, an investment adviser or subadviser determines that the securities meet a Fund’s investment objectives and policies. The markets for certain mortgage-backed securities, particularly private label (non-governmental) securities, may be very thin. A Fund’s ability to dispose of its positions in such securities will depend upon the degree of liquidity in the market for such securities. It is impossible to predict the degree of liquidity of such securities in the future.

Multiple Class Mortgage-Backed Securities – A Fund may invest in multiple class mortgage-backed securities including collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMIC Certificates). These securities may be issued by U.S. government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities. To the extent that a CMO or REMIC Certificate is collateralized by Ginnie Mae guaranteed mortgage-backed securities, holders of the CMO or REMIC Certificate receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payments, as a result of the GinneMae guaranty, which is backed by the full faith and credit of the U.S. government. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

19

The principal of and interest on the mortgage-backed securities may be allocated among the several tranches in various ways. In certain structures (known as sequential pay CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the mortgage-backed securities generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the mortgage-backed securities to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (Z Bonds), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (PAC) certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (PAC Certificates), even though all other principal payments and prepayments of the mortgage-backed securities are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage-backed securities. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

The prices of certain CMOs and REMIC Certificates, depending on their structure and the rate of prepayments, may be volatile. Some CMOs may also not be as liquid as other securities. In addition, the value of a CMO or REMIC Certificate, including those collateralized by mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, may be affected by other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing credit enhancement. The value of these securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers' performance, including mishandling of documentation. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Stripped Mortgage Securities – Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid. Stripped Mortgage Securities issued by Federal Agencies generally will be treated by the Funds as liquid securities under procedures adopted by the Funds and approved by the Board.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the

20

principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Impact of Sub-Prime Mortgage Market – A Fund may invest in mortgage-backed, asset-backed and other fixed-income securities whose value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the United States. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a Fund’s investments in certain fixed-income securities may decline in value, their market value may be more difficult to determine, and a fund may have more difficulty disposing of them.

Other Mortgage-Backed Securities – The investment adviser or subadviser anticipates that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment adviser or subadviser will, consistent with a Fund’s investment objective and policies, consider making investments in such new types of mortgage-related securities.

General Risks Of Mortgage Securities – Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of “locking in” long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market

21

interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and, in the case of an unscheduled payment of principal, will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income for federal income tax purposes.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund’s limit with respect to investment in illiquid securities.

Municipal Securities

Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

A Fund’s investments in municipal securities is limited to those obligations that are sufficiently liquid that they can be sold at or near their carrying value within a reasonably short period of time and either (i) are subject to no greater than moderate credit risk; or (ii) if the issuer of the municipal securities, or the entity supplying the revenues or other payments from which the issue is to be paid, has been in continuous operation for less than three years, including the operation of any predecessors, the securities are subject to a minimal or low amount of credit risk.

The municipal securities in which a Fund may invest include both tax-exempt and taxable securities. The interest paid on most municipal obligations is generally exempt from federal income tax for most investors. However, certain municipal obligations do not qualify for federal tax-exempt status because (i) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities; (ii) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing; or (iii) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

22

If permitted by a Fund’s investment policies, the investment adviser or subadviser, as applicable, may purchase industrial development and pollution control bonds. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Options

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. Except as otherwise provided in the Prospectus or in this SAI, a Fund will only purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 20% of such Fund’s total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in the Funds’ Prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of that Fund’s total assets.A Fund will only write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that Fund’s total return. A Fund may lose potential market appreciation if the judgment of its investment adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices. See also “Derivative Instruments.”

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell, or deliver a security it might want to hold.

A Fund may use exchange-traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments, they may or may not be listed on a national securities exchange and they may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

23

A Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Trust’s custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Instruments.”A Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options – Except as otherwise provided in the Funds’ Prospectus or in this SAI, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund’s total assets. When a Fund purchases a call option in return for a premium paid by the Fund to the writer of the option, that Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

24

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing – A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as an investment adviser or subadviser determines is appropriate in pursuing a Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

25

Purchasing Put Options – Except as otherwise provided in the Funds’ Prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. Except as otherwise provided in the Funds’ Prospectus or in this SAI, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that Fund for not more than one year as of the date of the short sale or were acquired by that Fund after the short sale and on or before the closing date of the short sale.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options –A Fund may also write put options on a secured basis which means that a Fund will segregate liquid assets with its custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of liquid assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the investment adviser or subadviser wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. See also “Derivative Instruments.”

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

Foreign Currency Options – A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

26

Publicly Traded Partnerships

Publicly traded partnerships are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradeable on a secondary market (or its substantial equivalent). The Funds may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes, subject to certain limitations contained in the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of a MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. A Fund will not acquire any interests in MLPs that are believed to expose the assets of a Fund to liabilities incurred by the MLP. In addition, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet certain federal income tax requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of that Fund’s shares.

Real Estate Investment Trusts

Securities of real estate investment trusts (“REITs”) may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage

27

REITs generally experience these risks indirectly through mortgage interests unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the REIT securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect a Fund’s net asset value.

Repurchase Agreements

A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Restricted Securities

Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act, to no more than 5% of a Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the 1933 Act, that have been determined to be liquid by the Fund’s investment adviser or subadviser, pursuant to guidelines adopted by the Board. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not subject to this restriction.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to that Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase

28

agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities. See also “Derivative Instruments.”

Royalty Income Trusts

A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Rule 144A Securities

A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment adviser or subadviser, under guidelines approved by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral, and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

Short Sales

Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement.

29

In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

A short sale is “against the box” if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Short-Term Trading

Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed for federal income tax purposes, to shareholders as ordinary income when distributed by a Fund.

Stripped Mortgage Securities

A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The investment adviser or subadviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

30

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories (“Aaa” or “AAA” by Moody’s or S&P, respectively).

Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities that are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the investment adviser or subadviser, subject to the oversight of the Board.

Swap Agreements

A Fund may enter into interest rate, index, credit default, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “normal amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly because the Fund can obtain credit exposure in excess of its cash obligations under the agreement.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement

31

based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund’s portfolio. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Instruments.”

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. Except as otherwise indicated in the Funds’ Prospectus or in this SAI, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser or subadviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed by the Code for qualification as a regulated investment company may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Temporary Defensive Positioning

The investments and strategies described throughout the Funds’ Prospectus are those the subadvisers intend to use under normal circumstances. When a subadviser determines that market or other conditions warrant, a Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When a Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.

Unit Investment Trusts

A Unit Investment Trust (“UIT”) is a type of investment company. Investments in UITs are subject to regulations limiting a Fund’s acquisition of investment company securities. Standard and Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor’s 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor’s MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities

32

underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

Zero Coupon Bonds

Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. For federal income tax purposes, the original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. The Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital gain or loss.

Other Investments

The Board may, in the future, authorize a Fund to invest in securities other than those listed here and in the Funds’ Prospectus, provided that such investment would be consistent with that Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund

Fund-of-Funds Structure

The following supplements the information contained above and in the Prospectus concerning the investment objective, strategies and risks of investing in ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund. For this portion of the SAI, the terms “Fund” and “Funds” refer only to ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund.

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder. The Trust and Aston Asset Management, LP have obtained an exemptive order from the SEC that allows the Funds to invest in both affiliated and

33

unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act subject to the terms and conditions of such order. Prior to its investment in shares of an unaffiliated investment company in excess of the limit in section 12(d)(1)(A)(i) of the 1940 Act, the acquiring fund and the underlying fund must execute an agreement that is designed to ensure that the board of the underlying fund and its investment advisers understand the terms and conditions of the order and agree to fulfill their responsibilities under the order.

Notwithstanding the foregoing, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s investment adviser must waive its management fee in an amount necessary to offset the amounts paid.

Other Investment Companies

Investment Company Shares

As indicated above, investments by the Funds in underlying funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders. A Fund may rely on SEC orders that permit it to invest in certain underlying fund shares beyond the limits contained in the 1940 Act, subject to the terms and conditions of those orders. By investing in securities of an underlying fund, a Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to a Fund’s own fees and expenses. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds.

Open-End Mutual Funds

Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Open-end mutual funds are offered in a wide variety of asset classes including: large cap, mid cap, small cap, equity, international, sector, fixed-income and alternative non-traditional strategies. Each type of fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds

ETFs are typically organized as open-end investment companies or unit investment trusts. ETFs are traded on exchanges similar to stocks. A passive ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. An actively managed ETF is an investment company that seeks to outperform the performance of an index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed income, derivatives and currency. ETFs offer investments in a range of securities including index based, actively managed and target date funds. As new ETF products become available, the asset classes and strategies available to the Funds will expand.

34

Unlike interests in conventional mutual funds, ETFs are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. ETFs are designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in large blocks (typically 50,000 shares), called creation units, at each day’s next calculated net asset value. The in-kind creation or redemption is for a portfolio of the underlying securities of the ETF. There may also be a cash component. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the ETF that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas an ETF’s in-kind redemption mechanism generally will not lead to a federal income tax event for a Fund or its ongoing shareholders. The Funds do not intend to purchase and redeem creation units, but intend to purchase and sell ETFs primarily through national securities exchanges.

There is a risk that the ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. Unlike many investment companies, many ETFs are not currently “actively” managed. Thus, an ETF would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the index.

Closed-End Funds

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Notes

The Funds and underlying funds may invest in ETNs. ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

35

Illiquid Securities

A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at approximately the price at which the Fund values the security. The underlying funds may also invest in illiquid securities. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Investment Risk

The underlying funds cover a wide variety of asset classes. The risks associated with various types of underlying funds that invest in different asset classes are described below. As new underlying fund products become available, a Fund will be able to invest in those funds, consistent with its investment objective and subject to its investment policies and restrictions.

Aggressive Investment Technique Risk

Underlying funds may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An underlying fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses that exceed the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the underlying fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an underlying fund to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each underlying fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and an underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an underlying fund’s position in a particular instrument when desired.

Currency Risk

The Fund’s assets and net asset value are denominated in U.S. dollars. Investing in underlying funds that have exposure to currencies other than the U.S. dollar involves certain risks. The value of such underlying fund’s shares relate directly to the value of foreign securities held by the underlying fund. Fluctuations in the price of foreign securities could materially and adversely affect the value of the underlying fund’s shares. The price of the currency may fluctuate widely. Several factors may affect the price of the currency, including, but not limited to: debt level and trade deficit; inflation rates of the United States and foreign countries and investors’ expectations concerning inflation rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and conditions. In addition, a currency may not maintain its long-term value

36

in terms of purchasing power in the future. When the price of the country’s currency declines relative to another currency, it is expected that the price of an underlying fund holding such a currency will decline as well.

Commodity Risk

Investing in underlying funds that have exposure to investments in the commodities market may subject the Funds to greater volatility than investments in traditional securities. Commodities include metals, energy, agricultural products, livestock and minerals. Certain underlying funds may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Funds’ ability to invest in underlying funds that invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Concentration Risk

Some underlying funds may be concentrated in a narrow industry. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the underlying fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. An index-based underlying fund may have significant exposure to individual companies or industry sectors that constitute a significant portion of the referenced index. As a result, such an underlying fund will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index. In addition, the ASTON/Lake Partners LASSO Alternatives Fund limits its investments to a limited universe of investment companies that focus on hedging or alternative investment strategies.

Derivative Instruments Risk

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, an underlying fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and an underlying fund’s overall portfolio. Underlying funds may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in an underlying fund’s prospectus.

The types of derivative securities in which underlying funds invest may include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.

Forward Foreign Currency Exchange Contracts Risk. An underlying fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular

37

foreign currencies. In addition, an underlying fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, an underlying fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, an underlying fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by an underlying fund if the value of the hedged currency increases. An underlying fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from an underlying fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for an underlying fund to benefit from favorable fluctuations in relevant foreign currencies.

An underlying fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, an underlying fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular fund’s investment adviser or subadviser. An underlying fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. An underlying fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

The use of currency transactions can result in an underlying fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Futures Contracts Risk. Futures contracts are generally considered to be derivative securities. An underlying fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in the fund’s prospectus. Typically, maintaining a futures contract or selling an option thereon requires an underlying fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked- to- market value of the contract fluctuates.

At maturity, a futures contract obligates an underlying fund to take or make delivery of certain securities or the cash value of a securities index. An underlying fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. An underlying fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, an underlying fund may purchase a futures contract in anticipation of purchases of securities. In addition, an underlying fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

For federal income tax purposes, some gains derived by a fund from the use of such instruments will be treated as a combination of short-term and long-term capital gains and, if not offset by realized

38

capital losses incurred by a fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

Underlying funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a fund intends to purchase. Similarly, if the market is expected to decline, an underlying fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

Underlying funds may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Underlying funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, an underlying fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by an underlying fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to an underlying fund would increase at approximately the same rate, thereby keeping the net asset value of an underlying fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts is expected to be similar to those of debt securities, an underlying fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and an underlying fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and an underlying fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when an underlying fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when an underlying fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have

39

occurred in the value of an underlying fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, an underlying fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that an underlying fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which an underlying fund has written is exercised, that underlying fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, an underlying fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

To the extent that market prices move in an unexpected direction, an underlying fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if an underlying fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that underlying fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if an underlying fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An underlying fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the underlying fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a fund could incur losses as a result of those changes.

Further, with respect to options on futures contracts, an underlying fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and

40

have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options Risk. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. An underlying fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, an underlying fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that underlying fund’s total return. An underlying fund may lose potential market appreciation if the judgment of its investment adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let an underlying fund offset put options or call options prior to exercise or expiration. If an underlying fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments they may or may not be listed on a national securities exchange, and they may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

In the case of a call option on a security, the option is “covered” if an underlying fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an underlying fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

A call option is also covered if a fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent.

An underlying fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on

41

such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a fund will have incurred a loss in the transaction.

There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options: When an underlying fund purchases a call option, in return for a premium paid by the fund to the writer of the option, that fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

Following the purchase of a call option, an underlying fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. An underlying fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; an underlying fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by an underlying fund may expire without any value to the underlying fund, in which event the underlying fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing: An underlying fund may write covered call options. The advantage to an underlying fund of writing covered calls is that the fund receives a premium that is additional income. However, if the security rises in value, an underlying fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which an underlying fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable an underlying fund to write another call option on the underlying security with either a

42

different exercise price or expiration date or both. An underlying fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, an underlying fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, an underlying fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

Purchasing Put Options: An underlying fund may invest in put options. The purchase of the put option on substantially identical securities held by an underlying fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that fund for not more than one year as of the date of the short sale or were acquired by that fund after the short sale and on or before the closing date of the short sale.

A put option purchased by an underlying fund gives it the right to sell one of its securities for an agreed price up to an agreed date. An underlying fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows an underlying fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, an underlying fund will lose the value of the premium paid. An underlying fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

An underlying fund may sell a put option purchased on individual portfolio securities. Additionally, an underlying fund may enter into closing sale transactions. A closing sale transaction is one in which an underlying fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options: Underlying funds may also write put options. Secured put options will generally be written in circumstances where the investment adviser of the underlying fund wishes to purchase the underlying security for the fund’s portfolio at a price lower than the current market price of the security. In such event, that underlying fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, an underlying fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, an underlying fund may not affect such a closing transaction after it has been notified of the exercise of the option.

43

Foreign Currency Options: Underlying funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of an underlying fund to reduce foreign currency risk using such options.

Swap Agreements Risk. Underlying funds may enter into interest rate, index, credit default, equity, and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a fund than if the underlying fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “normal amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. .

An underlying fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. An underlying fund may either be the buyer or the seller in the transaction. If an underlying fund is a buyer and no credit event occurs, the fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, an underlying fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation even though the reference obligation may have little or no value. Credit default swaps involve more risk than if an underlying fund had invested in the reference obligation directly because the fund can obtain credit exposure in excess of its cash obligations under the agreement.

Many swap agreements entered into by an underlying fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the underlying fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments under certain swap agreements, however, including credit default swaps, are not calculated on a “net basis.” For example, when an underlying fund sells credit protection, it has an obligation to pay the buyer the full notional value of the reference obligation, which amount generally is not determined on a net basis.

Whether an underlying fund’s use of swap agreements will be successful in furthering its investment objective will depend on the fund’s investment adviser or subadviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Generally, an underlying fund will enter into swap

44

agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the fund’s repurchase agreement guidelines). Certain restrictions imposed by the Code for qualification as a regulated investment company may limit an underlying fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Commodity-Linked Derivative Instruments Risk. An underlying fund may invest in commodity-linked derivative instruments, including structured notes. The value of a commodity-linked derivative instrument typically is based on the price movements of a particular commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

An underlying fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the underlying fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the underlying fund economically to movements in commodity prices, but a particular note is primarily a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the underlying fund may receive more or less principal than it originally invested. The underlying fund might receive interest payments on the note that are more or less than the stated coupon interest rate payments.

The structured notes an underlying fund enters into are expected to involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the underlying fund’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.

Commodity-linked structured notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

Distressed and Defaulted Securities Risk

The underlying funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

45

Equity Risk

Underlying funds may invest long or short in a wide variety of equities, including U.S., foreign and emerging market equities, as well as large cap, mid-cap and small cap stocks. Equities and securities with equity characteristics entail various risks which can affect underlying funds.

Credit Risk. Credit risk is the risk that the issuer of a security or counterparty to a transaction will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer or counterparty fails to honor its obligations, the value of that security and of the particular underlying fund’s shares may be reduced.

Market Risk. Overall stock market risks affect the value of underlying funds, and thus the share price of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Small and Mid-Cap Company Risk. Investing in underlying funds that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Foreign Securities Risk. Investing in underlying funds that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Market Risk. The Funds may invest in underlying funds that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Exchange-Traded Note Risk

Underlying funds may invest in ETNs. The returns of ETNs are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

46

Fixed Income Risk

Underlying funds may invest long or short in a wide variety of fixed income securities and instruments. Fixed income securities and instruments entail various risks which can affect underlying funds.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an underlying fund’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an underlying fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular underlying fund’s shares may be reduced. Underlying funds may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an underlying fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular underlying fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular underlying fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an underlying fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an underlying fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Maturity Risk. Maturity risk is another factor that can affect the value of a particular underlying fund’s debt holdings. Certain underlying funds may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the greater the price stability.

Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by S&P or Fitch’s Investor Service, Inc. (“Fitch”) or Baa by Moody’s are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P or Fitch and Aa or better by Moody’s) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

47

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service (“IRS”) determines an issuer of a municipal security has not complied with applicable federal income tax requirements, interest from the security could become taxable for federal income tax purposes and the security could decline significantly in value.

Below Investment Grade (High Yield) Debt Securities Risk

Fixed income securities rated Ba or lower by Moody’s or BB or lower by S&P, frequently referred to as “junk bonds,” are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by an underlying fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect an underlying fund’s net asset value per share.

In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect an underlying fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by an underlying fund, especially in a thinly traded market. Illiquid or restricted securities held by an underlying fund may involve valuation difficulties.

48

Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

Lower-Rated Securities Market – An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of an underlying fund which holds these securities.

Sensitivity to Economic and Interest Rate Changes – The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, an underlying fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and an underlying fund’s net asset values.

Liquidity and Valuation – To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation’s fair value may be difficult to determine because of the absence of reliable, objective data. As a result, an underlying fund’s valuation of the obligation and the price it could obtain upon its disposition could differ.

Credit Ratings – The credit ratings of Moody’s and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, an underlying fund’s investment adviser or subadviser also performs its own analysis of issuers in selecting investments for an underlying fund. An underlying fund’s investment adviser or subadviser’s analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

Yields and Ratings – The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of an underlying fund’s net asset value per share.

49

Geographical Concentration Risk

Certain underlying funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, underlying funds that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.

Correlation Risk

There is a risk that changes in the value of hedging instruments used on underlying funds will not match those of the investment being hedged. Underlying funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Borrowing/Leverage Risk

Underlying funds may borrow money for investment purposes, commonly referred to as “leveraging.” As a result, the underlying fund’s exposure to fluctuations in the price of its assets will be increased as compared to its exposure if the fund did not borrow. Borrowing activities by an underlying fund will amplify any increase or decrease in the net asset value of the fund. In addition, the interest which the underlying fund pays on borrowed money, together with the additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the underlying fund compared with what it would have been without borrowing. When the underlying fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at the time.

Short Sales Risk

Underlying funds may sell securities short. Selling securities short involves selling securities the seller (e.g., a fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A short sale is “against the box” if, at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

An underlying fund may also maintain short positions in forward currency exchange transactions, in which a fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a fund has contracted to receive in the exchange.

50

Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the underlying fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited and disproportionate to its potential profit. In addition, an underlying fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the underlying fund would have to close out its short position at an unfavorable price.

If an underlying fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

Real Estate Investment Trust Risk

Investing in underlying funds that own securities of real estate investment trusts (“REITs”) subjects the underlying fund to the risk of changes in the value of the REIT’s properties and defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. A REIT’s return may be adversely affected if financing is not readily available or if regulations governing REITs change.

Non-Diversified Risk

Certain underlying funds have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of the underlying fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be. This risk may be particularly acute with respect to an underlying fund whose index underlying its benchmark comprises a small number of stocks or other securities.

INVESTMENT RESTRICTIONS

The investment objective of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

The Funds subject to each investment restriction are listed below such restriction. The applicable Funds may not:

(1)        Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real

51

estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Cornerstone Large Cap Value

ASTON/Fairpointe Mid Cap

ASTON/Veredus Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/Harrison Street Real Estate

ASTON/Montag & Caldwell Balanced

ASTON/TCH Fixed Income

(2)        Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Cardinal Mid Cap Value

ASTON/Crosswind Small Cap Growth

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/River Road Long-Short

ASTON/DoubleLine Core Plus Fixed Income

(3)        Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund, except ASTON/ Harrison Street Real Estate Fund, which will have a concentration in the real estate sector.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Cornerstone Large Cap Value

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

52

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON/M.D. Sass Enhanced Equity

ASTON/River Road Long-Short

ASTON/Harrison Street Real Estate

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(4)        Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/ Cornerstone Large Cap Value

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/ Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/River Road Long-Short

ASTON/ Harrison Street Real Estate

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(5)        As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Fairpointe Mid Cap

53

ASTON/Veredus Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Small Cap Value

ASTON/Montag & Caldwell Balanced

ASTON/TCH Fixed Income

(6)        Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund’s total assets.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/River Road Dividend All Cap Value

ASTON/Fairpointe Mid Cap

ASTON/Veredus Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Small Cap Value

ASTON/Montag & Caldwell Balanced

ASTON/TCH Fixed Income

(7)        Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Fairpointe Mid Cap

ASTON/Veredus Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Small Cap Value

ASTON/Montag & Caldwell Balanced

ASTON/TCH Fixed Income

(8)        Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

54

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON/M.D. Sass Enhanced Equity

ASTON/River Road Long-Short

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(9)        Make investments in securities for the purpose of exercising control.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/River Road Long-Short

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(10)        Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/TAMRO Small Cap

55

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/Neptune International

ASTON/Barings International

ASTON/M.D. Sass Enhanced Equity

ASTON/Montag & Caldwell Balanced

ASTON/TCH Fixed Income

(11)        Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(12)        Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) the entry into repurchase agreements with banks or broker-dealers.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/ Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

56

ASTON/River Road Small Cap Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(13)        Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

ASTON/Montag & Caldwell Growth

ASTON/Veredus Select Growth

ASTON/TAMRO Diversified Equity

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/ Fairpointe Mid Cap

ASTON/Cardinal Mid Cap Value

ASTON/Veredus Small Cap Growth

ASTON/Crosswind Small Cap Growth

ASTON/TAMRO Small Cap

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/Lake Partners LASSO Alternatives

ASTON/Montag & Caldwell Balanced

ASTON/DoubleLine Core Plus Fixed Income

ASTON/TCH Fixed Income

(14)        Borrow money or issue senior securities, except that a Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

ASTON/Herndon Large Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Cardinal Mid Cap Value

ASTON/Crosswind Small Cap Growth

ASTON/River Road Select Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/DoubleLine Core Plus Fixed Income

(15)        As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or

57

instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer.

ASTON/ Herndon Large Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Cardinal Mid Cap Value

ASTON/Crosswind Small Cap Growth

ASTON/River Road Select Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

(16)        Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

ASTON/Cornerstone Large Cap Value

ASTON/Herndon Large Cap Value

ASTON/River Road Dividend All Cap Value

ASTON/Montag & Caldwell Mid Cap Growth

ASTON/Cardinal Mid Cap Value

ASTON/Crosswind Small Cap Growth Fund

ASTON/River Road Select Value

ASTON/River Road Small Cap Value

ASTON/River Road Independent Value

ASTON/Neptune International

ASTON/Barings International

ASTON Dynamic Allocation

ASTON/M.D. Sass Enhanced Equity

ASTON/Lake Partners LASSO Alternatives

ASTON/River Road Long-Short

ASTON/Harrison Street Real Estate

ASTON/DoubleLine Core Plus Fixed Income

(17)        Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Funds’ investments in such industry would exceed 25% of the value of the total assets of the Funds; provided that investments in another registered investment company are not considered to be issued by members of any industry.

ASTON Dynamic Allocation

ASTON/Lake Partners LASSO Alternatives

(18)        Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments. This limitation does not preclude the Funds from entering into futures contracts and options thereon in accordance with the Funds’ investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

ASTON Dynamic Allocation

58

ASTON/Lake Partners LASSO Alternatives

(19)        Borrow money, except that a Fund may borrow money (a) for temporary or emergency purposes in an amount not exceeding 5% of the Fund’s total assets determined at the time of the borrowing; and (b) from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

ASTON/Cornerstone Large Cap Value

ASTON/Harrison Street Real Estate

(20)        Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

ASTON/Cornerstone Large Cap Value

ASTON/River Road Independent Value

ASTON/River Road Long-Short

ASTON/Harrison Street Real Estate

(21)        Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund’s assets.

ASTON/Cornerstone Large Cap Value

(22)        As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

ASTON/River Road Independent Value

ASTON/DoubleLine Core Plus Fixed Income

(23)        Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

ASTON/River Road Independent Value

ASTON/River Road Long-Short

(24)        Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

ASTON/River Road Independent Value

ASTON/River Road Long-Short

The underlying funds in which the ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund will invest have adopted certain investment restrictions that may be more or

59

less restrictive than those listed for the applicable Fund above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental investment restrictions listed above for the relevant Fund. The investment restrictions for such underlying funds will be set forth in their respective prospectuses and statements of additional information.

NON-FUNDAMENTAL INVESTMENT POLICIES

For purposes of ASTON/Harrison Street Real Estate Fund’s investment policies, a company is “principally engaged” in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, MLPs that are treated as corporations for federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

ASTON/Cornerstone Large Cap Value and ASTON/Harrison Street Real Estate Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund’s assets. The aggregate value of option positions may not exceed 10% of a Fund’s net assets as of the time such options are entered into by a Fund.

ASTON/TAMRO Diversified Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Cardinal Mid Cap Value Fund, ASTON/Veredus Small Cap Growth Fund, ASTON/Crosswind Small Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Small Cap Value Fund, ASTON Dynamic Allocation Fund, ASTON/M.D. Sass Enhanced Equity Fund ASTON/Lake Partners LASSO Alternatives Fund, ASTON/Harrison Street Real Estate Fund, ASTON/DoubleLine Core Plus Fixed Income and ASTON/TCH Fixed Income Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund’s assets, plus the amount of any borrowings for investment purposes, in certain investments as described in the Prospectus. Shareholders of the applicable Fund will be given at least 60 days’ notice of any changes to this policy.

60

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board. Information pertaining to the Trustees and officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Independent Trustees

Jack W. Aber c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 74 Trustee	Since 2010	Professor of Finance, Boston University School of Management (1972-present)	26	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance.

William E. Chapman, II c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 70 Trustee; Independent Chairman	Since 2010	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002-present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (resigned Nov. 2009)	26

Director of

Harding, Loevner Funds, Inc. (6 portfolios);

Trustee of

Third Avenue

Trust (5 portfolios); Trustee of Third Avenue Variable

Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG

Funds, Managers Trust I and

Managers Trust II (41 portfolios)

					Significant board experience; significant executive experience with several financial services firms; service as Independent Chairman of the Board.

Edward J. Kaier c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 66 Trustee	Since 2010	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	26	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; practicing attorney.

61

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 66 Trustee	Since 1993	Chairman and CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. (2004-present); Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) (2003-2004)	26	Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services) (2005-present); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland (2008-present); a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia (2008-present); Formerly, Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness) (2005-2009)	Significant board experience; previous service as lead independent trustee; significant executive experience with several financial services firms.

Steven J. Paggioli c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 61 Trustee	Since 2010	Independent Consultant (2002-present); formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	26	Trustee, Professionally Managed Portfolios (40 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator.

Eric Rakowski c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 53 Trustee	Since 2010	Professor, University of California at Berkeley School of Law (1990-present)	26	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

62

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 70 Trustee	Since 1999	President of The Rockridge Group, Ltd. (title insurance industry consulting services) (1994-present)	26	Director, Title Reinsurance Company (insurance for title agents)(1998-present)	Significant board experience; continuing service as Chair of the Audit Committee; significant executive experience as chief financial officer of insurance and financial services firm.

Thomas R. Schneeweis, c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 64 Trustee	Since 2010	Professor of Finance, University of Massachusetts (1977-present); Director, CISDM at the University of Massachusetts, (1996-present); President, TRS Associates (1982-present); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-present); Partner, White Bear Partners, LLC (2007-present); Partner, S Capital Management, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010)	26	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

Interested Trustees

Stuart D. Bilton, CFA(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee; Chief Executive Officer	Trustee since 1993; Chief Executive Officer since 2010	Chief Executive Officer, Aston Asset Management, LP (2006-present); Chairman, Aston Funds (1993-2010); Vice Chairman of ABN AMRO Asset Management Holdings, Inc. (2003-2006); President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. (2001-2003); President of Allegheny Asset Management, Inc. (1996-2001) (purchased by ABN AMRO in February 2001)	26	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm) (1987-present); Director, Highbury Financial Inc. (2009-2010)	Significant board experience; significant executive experience with several financial services firms; former Chairman of the Board.

Jeffrey S. Murphy(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 45 Trustee	Since 2010	Senior Vice President, Affiliated Managers Group, Inc. (2007-present); Vice President, Affiliated Managers Group, Inc. (1995-2007)	26	N/A	Significant financial industry experience; significant executive experience with several financial services firms.

Officer(s) Who Are Not Trustees

Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602	Since 1993	President, Aston Asset Management, LP (2006-present); Director, Highbury Financial Inc. (2009-2010);	N/A	N/A	N/A

63

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Age: 47 President		President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1995-2006); Executive Vice President of ABN AMRO Asset Management (USA) LLC (2001-2005); Director, ABN AMRO Trust Services Company (2001-2005); Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC (2001-2006); CPA

Gerald F. Dillenburg c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 45 Senior Vice President, Secretary, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer and Chief Operating Officer, Aston Asset Management, LP (2006-present); Chief Financial Officer, Aston Asset Management, LP (2006-2010); Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1996-2006); SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) (2001-2006); CPA	N/A	N/A	N/A

Laura M. Curylo c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 43 Chief Financial Officer and Treasurer	Since 2010	Chief Financial Officer, Aston Asset Management, LP (2010-present); Vice President and Controller, Aston Asset Management, LP (2006-present); Vice President, ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1997-2006); CPA	N/A	N/A	N/A

Christine C. Carsman c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 59 Chief Legal Officer	Since 2010	Senior Vice President (2007-present) and Chief Regulatory Counsel (2004-present), Vice President (2004-2007), Affiliated Managers Group, Inc.; Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2005-present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	N/A	N/A	N/A

64

(1)	A Trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust, or (iv) the last day of the fiscal year in which he attains the age of 75 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successors, in accordance with the By-Laws of the Trust.
(2)	The term Fund Complex includes all series of Aston Funds.
(3)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of his affiliation with Aston Asset Management, LP which acts as the Funds’ investment adviser. Mr. Murphy is considered an “interested person” because of his affiliation with Affiliated Managers Group, Inc., the ultimate parent of the investment adviser, and related entities.

Board of Trustees, Leadership Structure and Committees

Experience and Qualifications

The table above provides a summary of the experience, qualifications, attributes and skills of each Trustee in light of the Trust’s business and structure. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, other financial services firms, not-for-profit entities or other organizations; and/or other life experiences.

Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. Because all Funds in the Fund Complex are series of the Trust, a single Board oversees the operations of all the Aston Funds. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from Aston Asset Management, LP (“Aston” or the “Adviser”), the Trust’s other service providers and the Trust’s Chief Compliance Officer (the “CCO”). The Board currently is composed of ten Trustees, eight of whom are not “interested persons” (as that term is defined in the 1940 Act) and are designated in the table above as “Independent Trustees.” An Independent Trustee serves as the Chairman of the Board (the “Independent Chairman”). The Independent Chairman, among other things, chairs meetings of the Trustees, consults with the Chief Executive Officer on the agenda, and facilitates communication among the Independent Trustees, management of the Funds and the full Board. The Board believes that a chairman without any conflicts of interests arising from a position with Trust management promotes the independent oversight function of the Board.

65

The Board has established three standing committees. The Audit Committee is responsible for monitoring the Funds’ accounting policies, financial reporting and internal control system; monitoring the work of the Funds’ independent accountants; and providing an open avenue of communication among the independent accountants, Fund management and the Board. The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Guidelines. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. All of the Independent Trustees serve as members of the Audit Committee and Nominating and Governance Committee. Mr. Scherer serves as Chairman of the Audit Committee. Mr. Mutz serves as Chairman of the Nominating and Governance Committee. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee members are Messrs. Bilton (Chairman), Scherer, Aber (alternate) and Schneeweis (alternate). The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Audit Committee, Nominating and Governance Committee and Valuation Committee held two, one and two meeting(s), respectively, during the fiscal year ended October 31, 2011.

Risk Oversight

Through its oversight role, through its committees and through the Trust’s officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment adviser, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and (5) receiving reports from the CCO on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the Independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser and subadvisers on the investments and securities trading of the Funds, as well as reports from the Valuation Committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser and the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as needed basis, including reports on testing the compliance procedures of the Trust and its service providers.

Fund Ownership

Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the same family of investment companies beneficially owned by each current Trustee at December 31, 2011.

66

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Jack W. Aber*
William E. Chapman, II*
Edward J. Kaier*
Gregory T. Mutz
Steven J. Paggioli*
Eric Rakowski*
Robert B. Scherer
Thomas. R. Schneeweis*
Interested Trustees
Stuart D. Bilton
Jeffrey S. Murphy*

*	Elected to the Board effective April 15, 2010.

Remuneration

The Trustees of the Trust who are not affiliated with the Adviser or any subadviser receive an annual retainer, meeting fees and reimbursement for out-of-pocket expenses for each meeting of the Board they attend. The Independent Chairman and standing committee chairs receive an additional retainer. No officer or employee of the Adviser or any subadviser or their affiliates receives any compensation from Aston Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from Aston Funds for performing the duties of their offices, except that the Trust compensates the Administrator for providing an officer to serve as Funds’ Chief Compliance Officer.

The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2011. There were no ‘compensated persons’ who received more than $120,000 in aggregate compensation from the Trust for the same period.

67

Trustee	Aggregate Compensation Received From the Trust	Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex
Independent Trustees
Jack W. Aber*		N/A	N/A
William E. Chapman, II*		N/A	N/A
Edward J. Kaier*		N/A	N/A
Gregory T. Mutz		N/A	N/A
Steven J. Paggioli*		N/A	N/A
Eric Rakowski*		N/A	N/A
Robert B. Scherer		N/A	N/A
Thomas R. Schneeweis*		N/A	N/A

Interested Trustees
Stuart D. Bilton	N/A	N/A	N/A	N/A
Jeffrey S. Murphy*	N/A	N/A	N/A	N/A

*	Elected to the Board, effective April 15, 2010.

As of [January 31, 2012], Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of a Fund, except for their ownership of [            .]

Code of Ethics

The Trust, Adviser, subadvisers and principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the voting of portfolio securities on behalf of the Funds to its subadvisers. Each subadviser has adopted proxy voting policies and procedures (the “Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund’s shareholders and those of the applicable subadviser. The Proxy Voting Policies and Procedures are included under Appendix B.

If ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund rely on Section 12(d)(1)(F) in purchasing securities issued by another investment company, each Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting). Each Fund intends to vote such other investment companies shares in the same proportion as the vote of all other holders of such securities.

Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s website at www.astonfunds.com and on the SEC’s website at www.sec.gov.

68

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who, as of [January 31, 2012], owned of record or beneficially 5% or more of the shares of a class of a Fund. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of a Fund) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

ASTON/Montag & Caldwell Growth Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Veredus Select Growth Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/TAMRO Diversified Equity Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Cornerstone Large Cap Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

69

ASTON/Herndon Large Cap Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/River Road Dividend All Cap Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Montag & Caldwell Mid Cap Growth Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Fairpointe Mid Cap Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Cardinal Mid Cap Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Veredus Small Cap Growth Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Crosswind Small Cap Growth Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

70

ASTON/TAMRO Small Cap Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/River Road Select Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/River Road Small Cap Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/River Road Independent Value Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Neptune International Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Barings International Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

71

ASTON Dynamic Allocation Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/M.D. Sass Enhanced Equity Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Lake Partners LASSO Alternatives Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/River Road Long-Short Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Harrison Street Real Estate Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/Montag & Caldwell Balanced Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

72

ASTON/DoubleLine Core Plus Fixed Income Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

ASTON/TCH Fixed Income Fund
Shareholder Name and Address	Class	Shares Owned	Percent of Class

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

As described in the Prospectus, the Trust employs Aston to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds’ investment programs under an investment advisory agreement with respect to each Fund (the “Investment Advisory Agreement”). Aston has engaged various subadvisers to manage the day-to-day investment management of the Funds’ portfolios. The advisory services provided by Aston for each Fund and the fees received by it for such services for the Fund’s most recent fiscal year are described in the Prospectus.

Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). A wholly-owned subsidiary of AMG, Manor LLC, serves as the General Partner of Aston, and senior management and key employees of Aston have an equity interest in Aston. Aston was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and converted to a Delaware limited partnership on April 15, 2010 in connection with AMG’s acquisition of a controlling interest in Aston. Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of December 31, 2011, Aston had approximately $[    ] billion in assets under management.

AMG, a Delaware corporation with a principal place of business at 600 Hale Street, Prides Crossing, Massachusetts 01965, is an asset management company that holds interests in investment management firms. The common stock of AMG is publicly traded on the New York Stock Exchange under the symbol AMG. As of December 31, 2011, AMG’s affiliated managers had approximately $         billion in assets under management.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a management fee from each Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

73

Fund	Gross Advisory Fee (as a % of average daily net assets)

ASTON/Montag & Caldwell Growth	0.80% for the first $800 million 0.60% over $800 million
ASTON/Veredus Select Growth	0.80%
ASTON/TAMRO Diversified Equity	0.80%
ASTON/Cornerstone Large Cap Value	0.80%
ASTON/Herndon Large Cap Value	1.00%
ASTON/River Road Dividend All Cap Value	0.70%
ASTON/Montag & Caldwell Mid Cap Growth	0.85%
ASTON/Fairpointe Mid Cap	0.80% for the first $100 million 0.75% for next $300 million 0.70% over $400 million
ASTON/Cardinal Mid Cap Value	0.90%
ASTON/Veredus Small Cap Growth	1.00%
ASTON/Crosswind Small Cap Growth	1.00%

ASTON/TAMRO Small Cap	0.90%
ASTON/River Road Select Value	1.00%
ASTON/River Road Small Cap Value	0.90%
ASTON/River Road Independent Value	1.00%
ASTON/Neptune International	1.00%
ASTON/Barings International	1.00%
ASTON Dynamic Allocation	0.80%
ASTON/M.D. Sass Enhanced Equity	0.70%

ASTON/Lake Partners LASSO Alternatives	1.00%
ASTON/River Road Long-Short	1.20%
ASTON/Harrison Street Real Estate	1.00%
ASTON/Montag & Caldwell Balanced	0.75%
ASTON/DoubleLine Core Plus Fixed Income	0.55%
ASTON/TCH Fixed Income	0.55%

Aston has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, through February 28, 2013, for the following Funds:

Fund	Class I	Class N

ASTON/Veredus Select Growth Fund	1.05%	1.30%
ASTON/TAMRO Diversified Equity Fund	0.95%	1.20%
ASTON/Cornerstone Large Cap Value Fund	1.05%	1.30%
ASTON/River Road Dividend All Cap Value Fund	1.05%	1.30%
ASTON/Veredus Small Cap Growth Fund	1.24%	1.49%
ASTON/Harrison Street Real Estate Fund	1.12%	1.37%
ASTON/Montag & Caldwell Balanced Fund	1.10%	1.35%
ASTON/TCH Fixed Income Fund	0.69%	0.94%

74

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of each Fund, through February 28, 2013, for the following Funds:

Fund	Class I	Class N

ASTON/M.D. Sass Enhanced Equity Fund	1.15%	1.40%
ASTON/Montag & Caldwell Mid Cap Growth Fund	—	1.25%
ASTON/Herndon Large Cap Value Fund	1.05%	1.30%
ASTON/Cardinal Mid Cap Value Fund	—	1.40%
ASTON/River Road Select Value Fund	1.25%	1.50%
ASTON/River Road Independnent Value Fund	1.17%	1.42%
ASTON/Neptune International Fund	1.02%	1.27%
ASTON/Barings International Fund	1.15%	1.40%
ASTON Dynamic Allocation Fund	1.05%	1.30%
ASTON/Lake Partners LASSO Alternatives Fund	1.20%	1.45%
ASTON/River Road Long-Short Fund	—	1.70%
ASTON/Crosswind Small Cap Growth Fund	1.10%	1.35%
ASTON/DoubleLine Core Plus Fixed Income Fund	0.69%	0.94%

In connection with the Expense Reimbursement Agreement for each class of shares for each Fund listed above, the Fund has agreed that for a period of up to three years from the end of the fiscal year end in which such amount was waived or reimbursed, the Adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations of the class of shares through the completion of the Fund’s first three full fiscal years of that class to the extent that the Fund’s expense ratio with respect to that class (not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The investment advisory fees earned by Aston for each Fund for the fiscal years ended October 31, 2011, October 31, 2010 and October 31, 2009 as well as the amount of fees waived or expenses reimbursed, are set forth below.

75

Fiscal year ended October 31, 2011

Fund	Gross Advisory Fees	Waived Fees	Net Advisory Fees After Fee Waivers	Reimbursed Expenses

ASTON/Montag & Caldwell Growth Fund
ASTON/Veredus Select Growth Fund
ASTON/TAMRO Diversified Equity Fund
ASTON/Cornerstone Large Cap Value Fund
ASTON/Herndon Large Cap Value Fund
ASTON/River Road Dividend All Cap Value Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Fairpointe Mid Cap Fund
ASTON/Cardinal Mid Cap Value Fund
ASTON/Veredus Small Cap Growth Fund
ASTON/Crosswind Small Cap Growth Fund(1)
ASTON/TAMRO Small Cap Fund
ASTON/River Road Select Value Fund
ASTON/River Road Small Cap Value Fund
ASTON/River Road Independent Value Fund(2)
ASTON/Neptune International Fund
ASTON/Barings International Fund
ASTON Dynamic Allocation Fund
ASTON/M.D. Sass Enhanced Equity Fund
ASTON/Lake Partners LASSO Alternatives Fund
ASTON/River Road Long-Short Fund(3)
ASTON/Harrison Street Real Estate Fund
ASTON/Montag & Caldwell Balanced Fund
ASTON/DoubleLine Core Plus Fixed Income Fund(4)

ASTON/TCH Fixed Income Fund
(1)	ASTON/Crosswind Small Cap Growth Fund commemced investment operations on November 3, 2010
(2)	ASTON/River Road Independent Value Fund commenced investment operations on December 31, 2010.
(3)	ASTON/River Road Long-Short Fund commenced investment operations on May 4, 2011.
(4)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced investment operations on July 18, 2011.

76

Fiscal year ended October 31, 2010

Fund	Gross Advisory Fees	Waived Fees	Net Advisory Fees After Fee Waivers	Reimbursed Expenses

ASTON/Montag & Caldwell Growth Fund	$18,731,198		$18,731,198	—
ASTON/Veredus Select Growth Fund	$777,397	$(27,175)	$750,222	—
ASTON/TAMRO Diversified Equity Fund	$105,668	$(56,667)	$49,001	—

ASTON/Cornerstone Large Cap Value Fund	$1,857,670	$(267,757)	$1,589,913	—

ASTON/Herndon Large Cap Value Fund(1)	—	—	—	—

ASTON/River Road Dividend All Cap Value Fund	$1,470,706	—	$1,470,706	—
ASTON/Montag & Caldwell Mid Cap Growth Fund	$26,879	$(26,879)	—	$(41,091)
ASTON/Fairpointe Mid Cap Fund	$10,708,348	—	$10,708,348	—
ASTON/Cardinal Mid Cap Value Fund	$10,160	$(10,160)	—	$(60,283)
ASTON/Veredus Small Cap Growth Fund	$521,879	$(70,603)	$451,276	—

ASTON/TAMRO Small Cap Fund	$8,052,494	—	$8,052,494	—
ASTON/River Road Select Value Fund	$2,194,381	—	$2,194,381	—
ASTON/River Road Small Cap Value Fund	$4,495,240	—	$4,495,240	—
ASTON/Neptune International Fund	$15,962	$(15,962)	—	$(100,521)
ASTON/Barings International Fund	$416,123	$(134,828)	$281,295	—
ASTON Dynamic Allocation Fund	$400,319	$(74,415)	$325,904	—
ASTON/M.D. Sass Enhanced Equity Fund	$391,098	—	$391,098	—
ASTON/Lake Partners LASSO Alternatives Fund	$136,762	$(135,895)	$867	—
ASTON/Harrison Street Real Estate Fund	$315,407	$(97,802)	$217,605	—
ASTON/Montag & Caldwell Balanced Fund	$183,953	$(62,328)	$121,625	—
ASTON/TCH Fixed Income Fund	$347,172	$(230,324)	$116,848	—

(1) ASTON/Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

77

Fiscal year ended October 31, 2009

Fund	Gross Advisory Fees	Waived Fees	Net Advisory Fees After Fee Waivers	Reimbursed Expenses
ASTON/Montag & Caldwell Growth Fund	$12,553,027	$ -	$12,553,027	$ -
ASTON/Veredus Select Growth Fund	$609,135	$(51,192)	$557,943	-
ASTON/TAMRO Diversified Equity Fund	$69,775	$(65,041)	$4,734
ASTON/Cornerstone Large Cap Value Fund	$1,613,311	$(276,845)	$1,336,466	-
ASTON/River Road Dividend All Cap Value Fund	$736,901	-	$736,901	-
ASTON/Montag & Caldwell Mid Cap Growth Fund	$18,726	$(18,726)	-	$(60,922)
ASTON/Fairpointe Mid Cap Fund	$5,092,843	-	$5,092,843
ASTON/Cardinal Mid Cap Value Fund	$7,138	$(7,138)	-	$(70,425)
ASTON/Veredus Aggressive Growth Fund	$456,014	$(151,505)	304,509	-
ASTON/TAMRO Small Cap Fund	$4,785,733	$(63,074)	$4,722,659	-
ASTON/River Road Select Value Fund	$1,630,828	-	$1,630,828	-
ASTON/River Road Small Cap Value Fund	$3,273,962	-	$3,273,962	-
ASTON/Neptune International Fund	$86,401	$(86,401)	-	$(31,599)
ASTON/Barings International Fund	$163,062	$(139,755)	$23,307	-
ASTON Dynamic Allocation Fund	$184,297	$(89,827)	$94,470	-
ASTON/M.D. Sass Enhanced Equity Fund	$116,321	(116,321)	-	$(26,892)
ASTON/Lake Partners LASSO Alternatives Fund(1)	$5,595	$(5,595)	-	$(88,476)
ASTON/Harrison Street Real Estate Fund	$219,082	$(125,181)	$93,901	-
ASTON/Montag & Caldwell Balanced Fund	$131,614	$(83,255)	$48,359	-
ASTON/TCH Fixed Income Fund	$374,455	$(237,026)	$137,429	-

(1) ASTON/Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Investment Advisory Agreement between the Trust and Aston are terminable with respect to a Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to Aston. Aston may also terminate its advisory relationship with respect to a Fund upon 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

Under the Investment Advisory Agreement, Aston shall: (i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

The Investment Advisory Agreement with respect to a Fund, continues in effect for the Fund from year to year, so long as its continuation is approved at least annually (a) by a majority of the

78

Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board.

The Investment Advisory Agreement with Aston also provide that Aston shall have the authority, subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any subadviser so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston also has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the sub-investment advisory agreement with respect to a Fund (each a “Sub-Investment Advisory Agreement), subject to approval of the Board, but not shareholder approval.

As described above, Aston is paid a management fee at an annual rate based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. Fees paid to a subadviser of a Fund with multiple subadvisers will depend upon the fee rate negotiated with Aston and upon the percentage of the Fund’s assets allocated to that subadviser by Aston. Because Aston will pay each subadviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

Subadvisers

Under the Sub-Investment Advisory Agreement between Aston and the subadviser(s) for each Fund, each subadviser manages a portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund’s securities, subject to the general oversight of the Board and the Adviser. In addition, except as may otherwise be prohibited by law or regulation, a subadviser may, in its discretion and from time to time, waive a portion of its fee.

Each Sub-Investment Advisory Agreement provides that neither a subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or any shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. Each of the Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, Aston pays each subadviser a fee computed daily and payable monthly, as described below. In addition, under certain circumstances, a subadviser may be obligated to pay Aston in the event the formula below results in a negative amount.

79

Fund	Sub-Investment Advisory Fee

ASTON/Montag & Caldwell Growth Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Veredus Select Growth Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/TAMRO Diversified Equity Fund	50% of Advisory Fee

ASTON/Cornerstone Large Cap Value Fund	0.40% of 1st $125 million 0.30% over $125 million

ASTON/Herndon Large Cap Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/River Road Dividend All Cap Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Montag & Caldwell Mid Cap Growth Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Fairpointe Mid Cap Fund	0.30% for the first $100 million 0.25% for the next $300 million 0.20% for the next $600 million 0.30% for the next $500 million 0.375% over $1.5 billion

ASTON/Cardinal Mid Cap Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements

ASTON/Veredus Small Cap Growth Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Crosswind Small Cap Growth Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/TAMRO Small Cap Fund*	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/River Road Select Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/River Road Small Cap Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/River Road Independent Value Fund	60% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

80

Fund	Sub-Investment Advisory Fee

ASTON/Neptune International Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Barings International Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON Dynamic Allocation Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/M.D. Sass Enhanced Equity Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Lake Partners LASSO Alternatives Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/River Road Long-Short Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Harrison Street Real Estate Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/Montag & Caldwell Balanced Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/DoubleLine Core Plus Fixed Income Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

ASTON/TCH Fixed Income Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

*The calculation of the sub-investment advisory fee payable to the subadviser for the ASTON/TAMRO Small Cap Fund varies based upon the level of average monthly net assets which determines the percentage of Payments to Third Party Intermediaries borne by the subadviser.

Baring International Investment Limited (“Barings”)

Barings is the subadviser to the ASTON/Barings International Fund. Barings is a subsidiary of Baring Asset Management Limited and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom.

81

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
David Bertocchi
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. The portfolio manager receives a base salary, an annual bonus and an equity-based long-term incentive award. The compensation structure emphasizes successful firm outcomes and is oriented to make client results more important than title or length of tenure in determining total compensation. The annual bonus is based upon the employee’s success in meeting annual performance objectives, how the employee has performed as part of the organization and how the company has performed as a whole. The equity-based long-term incentive award is calculated by a formula linked to firm revenues, profits, and assets under management.]

[Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund.]

[It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be a limited opportunity to sell an investment held by the Fund and another account. Barings has procedures designed to ensure fair treatment of clients in the allocation of trades. Barings has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

Cardinal Capital Management, L.L.C. (“Cardinal”)

Cardinal is the subadviser to the ASTON/Cardinal Mid Cap Value Fund. Cardinal is owned by senior investment professionals and controlled by Ms. Amy K. Minella. Cardinal is located at One Greenwich Office Park, Greenwich, Connecticut 06831.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

82

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance

Amy K. Minella
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Rachel D. Matthews
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Eugene Fox, III
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Robert B. Kirkpatrick
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
[Compensation. The portfolio managers receive a base salary, an annual bonus and partnership distributions. The annual bonus is based on the net profits of the firm. Portfolio managers also participate in standard company benefits, including a 401(k) plan.]

[Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Cardinal has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

Cornerstone Investment Partners, LLC (“Cornerstone”)

Cornerstone is the subadviser to the ASTON/Cornerstone Large Cap Value Fund. Cornerstone is located at Phipps Tower, 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia 30326. Cornerstone was founded in 2001 and is 100% employee-owned.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

83

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
John Campbell,CPA

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Rick Van Nostrand, CPA

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Cameron Clement,CPA

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Dean Morris,CPA

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. The compensation structure for investment professionals has three components: a base salary, a discretionary bonus, and the opportunity to acquire equity in the firm. The discretionary bonus is a function of the overall profitability of the firm, the portfolio manager’s contribution to the investment process, and the overall success of Cornerstone’s clients. The discretionary bonus can be several times the amount of the base salary representing the bulk of an investment professional’s compensation. Compensation is not based on the performance of individual client accounts but rather of the success of the firm as a whole.]

[Material Conflict of Interest. In some cases, the portfolio managers for the Fund may manage multiple accounts following cornerstone’s large-cap value and balanced strategies. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that differ from those made for the Fund to the extend of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtained for the Fund. Cornerstone has adopted policies and procedures that it believes address the conflict associated with managing multiple accounts for multiple clients, including written policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. ]

Crosswind Investments, LLC (“Crosswind”)

Crosswind is the subadviser to the ASTON/Crosswind Small Cap Growth Fund. Crosswind was founded in 2006 and is located at Two International Place, Boston, Massachusetts 02110. Crosswind is majority-owned by its employees.

84

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance

Andrew Morey
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. The portfolio manager’s compensation consists of three components: a fixed annual salary, a revenue share tied directly to the manager’s strategy, and potential income distributions resulting from the manager’s equity holding in Crosswind in conjunction with the firm’s overall profitability.]

[Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Crosswind has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

DoubleLine Capital LP (“DoubleLine”)

DoubleLine Capital LP is the subadviser to theASTON/DoubleLine Core Plus Fixed Income Fund. DoubleLine was founded in 2009 by Jeffrey Gundlach and other key members of DoubleLine’s investment team. DooubleLine is located at 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

85

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Jeffrey Gundlach
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Philip Barach
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Bonnie Baha, CFA ,CIC
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Luz Padilla
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Material Conflicts of Interest.From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of the firm’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index as the Fund’s benchmark, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.]

[Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and it is also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. ]

[Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. ]

[Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, the firm’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to

86

complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.]

[Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if DoubleLine acquires material non-public information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients. When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund. ]

[Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for a portfolio manager in that a portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and performance fee based accounts on a fair and equitable basis over time. ]

[Compensation. The overall objective of DoubleLine’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the firm. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.]

[Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.]

[Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.]

[Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance, through direct ownership interests or participation in stock option or stock appreciation plans. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the firm as a whole. Participation is generally

87

determined in the firm’s discretion, taking into account factors relevant to the portfolio manager’s contribution to the success of the firm.]

[Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis. DoubleLine may also choose, from time to time, to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.]

[Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional, and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the firm’s leadership criteria.]

Fairpointe Capital LLC (“Fairpointe”)

Fairpointe is the subadviser to the ASTON/Fairpointe Mid Cap Fund. Fairpointe is located at One North Franklin, Suite 3300, Chicago, Illinois 60606. Fairpointe was founded in 2011 and its co-founder and majority-owner is Thyra E. Zerhusen. The firm provides investment advisory services to investment companies, individuals, institutions and managed account programs. Fairpointe is recently organized and has no operating history. However, Ms. Zerhusen has managed the Fund since May 1999.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Thyra Zerhusen
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Marie Lorden
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Mary Pierson
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Compensation for the portfolio managers includes an annual fixed base salary, a percentage of revenue derived from the Mid Cap product plus variable incentive compensation that is

88

determined by the relative pre-tax performance of the Fund as compared to the Morningstar Mid Cap Category at year-end (for the 1- and 3- year periods).]

[Material Conflicts of Interest. The portfolio managers manage other accounts as well as their Fund. The portfolio managers make investment selections and account transactions consistent with each account’s objective. Such actions may be taken for one account and not another and may result in varying performance among clients. Fairpointe has in place policies and procedures designed to prevent conflicts among multiple accounts, although there can be no assurance that conflicts may not occur.]

Harrison Street Securities, LLC (“HSS”)

HSS is the subadviser to the ASTON/ Harrison Street Real Estate Fund. HSS is located at 71 South Wacker Drive, Suite 3575, Chicago, Illinois 60606. HSS is majority-owned by HS Securities Holdings, LLC.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Regan A. Pratt[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

James H. Kammert, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

1 Messrs. Pratt and Kammert are responsible for the management of the North American assets of the Other Pooled Investment Vehicles and Other Accounts. Their managed portion is represented above.

[Compensation. Messrs. Pratt and Kammert are principals in the business of HSS. Both Mr. Pratt and Mr. Kammert receive a base salary and participate in profits of HSS. All of their compensation is tied to the success of HSS. ]

Material Conflicts of Interest. The portfolio managers manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. HSS has adopted policies and procedures that it believes address the conflicts associated with

89

managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Herndon Capital Management, LLC (“Herndon”)

Herndon is the subadviser to the ASTON/Herndon Large Cap Value Fund. Herndon was founded and registered with the SEC in 2001 and began managing assets in June 2002. The firm is an affiliate of Atlanta Life Financial Group (ALFG), a 106-year-old financial services firm that is located at Herndon Plaza, 100 Auburn Avenue, NE #300, Atlanta, GA 30303.

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Randell A. Cain Jr, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Herndon has implemented a compensation program for its portfolio managers/principals based on several components including peer group performance of the portfolios as measured against a designated universe of managers as well as profitability of the firm. For the purposes of this Fund, peer group performance will be measured against the PSN Large Cap Value Universe. The goal of the portfolio management team is to outperform the medium manager in the PSN Large Cap Value Universe over a five-year period. When the portfolio management team outperforms or underperforms the median manager in the universe, it is rewarded accordingly. The Herndon executive team believes that tying performance of the Fund to compensation of the portfolio management team keeps the portfolio management team’s interests aligned with those of our underlying clients.]

[Analysts are compensated on the basis of a subjective assessment of their contribution to the analytical portion of the investment process. Herndon’s compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long-term performance. ]

[All employees of Herndon, with the exception of the sales team who receive commissions, are entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool is funded by a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing is distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor. ]

[This bonus/profit sharing is expected to become the primary component of every employee’s overall compensation as the company’s profitability grows over time.]

[The portfolio manager has a five-year agreement effective July 1, 2009 with one year renewals thereafter. The portfolio manager has signed a non-compete agreement. ]

90

[Material Conflicts of Interest. Herndon seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and multiple separate accounts. The portfolio manager makes decisions for each account including the Fund based on the investment objectives, guidelines, directions, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of the securities purchased for the accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Herndon has adopted policies and procedures that it believes addresses the potential conflicts of interest including the allocation of investment opportunities on a fair and equitable basis over time; although there is no assurance that such policies and procedures will adequately address such conflicts. The firm’s Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.]

Lake Partners, Inc. (“Lake Partners”)

Lake Partners is the subadviser to the ASTON/Lake Partners LASSO Alternatives Fund. Lake Partners is wholly-owned by Messrs. Frederick C. Lake and Ronald A. Lake. Lake Partners is located at 24 Field Point Road, Greenwich, Connecticut 06830.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Frederick C. Lake
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Ronald A. Lake
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. As the sole owners of the subadviser, compensation to the portfolio managers for their services to the Fund is allocated out of the subadviser’s income, which is equal to net revenue minus the subadviser’s expenses.]

[The income of the subadviser and, therefore, the compensation of the portfolio managers, are determined primarily by the amount of assets under management or advisement at the subadviser as well as the investment performance of accounts managed by the subadviser. ]

[Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment

91

objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a fund, or make investment decisions that are similar to those made for a fund, both of which have the potential to adversely affect the price paid or received by a fund or the size of the security position obtainable for a fund. Lake Partners has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

M.D. Sass Investors Services, Inc. (“M.D. Sass”)

M.D. Sass is the subadviser to the ASTON/M.D. Sass Enhanced Equity Fund. M.D. Sass is wholly-controlled by Messrs. Martin D. Sass and Hugh R. Lamle. M.D. Sass is located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036. M.D. Sass has served as the subadviser to the ASTON/M.D. Sass Enhanced Equity Fund since June 1, 2009 although the portfolio manager has managed the Fund since its inception.

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Ronald A. Altman
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[ Compensation. Ronald A. Altman is entitled to receive an annual fixed base salary. Other components of the portfolio manager’s compensation may include a 401(k) profit sharing plan and various insurance benefits that are comparable to what other senior portfolio managers of M.D. Sass receive. Mr. Altman is entitled to receive an additional fixed percentage of profits, if any, that M.D. Sass derives from assets for which Mr. Altman is jointly or primarily responsible for day-to-day portfolio management. Accordingly, the portfolio manager’s compensation is not directly based on the performance of the Fund and is not directly based on the value of assets held in the Fund’s portfolio.]

[Material Conflicts of Interest. M.D. Sass is part of a group of affiliated investment advisers. Certain officers and employees of M.D. Sass are also officers and employees of one or more of the investment advisers affiliated with M.D. Sass (the “Affiliated Advisers”), and some of these officers and employees will provide investment advisory services to clients of the Affiliated Advisers. While these officers and employees will devote the time and services necessary for the conduct of M.D. Sass’s advisory business, these other business activities could, and are expected to, require a substantial amount of these persons’ time and effort.]

92

[M.D. Sass advises multiple and diverse clients, who may compete for time and attention and for limited investment opportunities. M.D. Sass has a fiduciary obligation to ensure that no client is treated unfairly in relation to any other client in the allocation of securities or investment opportunities or in the order in which transactions are executed. M.D. Sass will seek to allocate orders and investment opportunities among clients in a manner that it believes is equitable and in the best interests of all of its clients. Although such allocations may be pro rata among participating clients, they will not necessarily be so where M.D. Sass’s allocation policies (e.g., taking into account differing objectives or other considerations) dictate a different result. There can be no assurance that a particular order or investment opportunity will be allocated in a particular manner or that it will be practicable for each account to participate in every transaction or position that is suitable for its objectives and strategy.]

Montag & Caldwell, LLC (“Montag & Caldwell”)

Montag & Caldwell is the subadviser to the ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund and ASTON/Montag & Caldwell Balanced Fund. Montag & Caldwell is located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell is wholly-owned by Montag & Caldwell Management, LLC which is 100% owned by the employees of Montag & Caldwell.

The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance (In Millions)

Ronald E. Canakaris, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Andrew W. Jung, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

M. Scott Thompson, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

1 Mr. Canakaris is responsible for the management of the ASTON/Montag & Caldwell Growth Fund and ASTON/Montag & Caldwell Balanced Fund; Messrs. Jung and Thompson are jointly responsible for the management of the ASTON/Montag & Caldwell Mid Cap Growth Fund.

[Compensation. Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary. Compensation is determined by the Executive Committee, which is comprised of Montag & Caldwell’s Chairman and Chief Executive Officer/President, and is based on the success of the firm in achieving clients’ investment objectives and providing excellent client service. The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers’ compensation include a 401(k) savings and profit sharing

93

plan. Incentive compensation is not based on performance or the value of assets held in any Fund’s portfolio.]

[Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.]

[Material Conflicts of Interest. In some cases, the portfolio managers for the Funds may manage multiple accounts following Montag & Caldwell’s large cap-growth, mid-cap growth and balanced strategies. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund to the extent of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Some overlap in holdings may exist between Montag & Caldwell's mid-cap growth strategy and its large-cap growth strategy. Montag & Caldwell has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including written policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Compensation is not based on the performance of individual client accounts but rather of the firm as a whole and the firm's Code of Ethics governs personal trading by all employees and contains written policies and procedures to ensure that client interests are paramount.]

Neptune Investment Management Limited (“Neptune”)

Neptune is the subadviser to the ASTON/Neptune International Fund. Neptune is located at 3 Shortlands, London W6 8DA. Robin Geffen is the majority shareholder of the firm.

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance (In Millions)
Robin Geffen
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Compensation for the portfolio manager includes salary and discretionary annual bonuses. The portfolio manager also participates in standard company benefits including medical insurance, life insurance and pension contributions. The portfolio manager’s incentive compensation is based on the performance and the profitability of funds managed and the portfolio manager’s other contributions to Neptune. Compensation due to the performance of the Fund is determined based on the Fund’s performance relative to its peer group, weighted according to the quartile in which the Fund is ranked for the calendar year. The Fund’s performance is reviewed over 1-, 3-, and 5-years, with a greater weighting on performance within one year. Because a portion of the incentive compensation is based on the profitability of the Fund, the portfolio manager’s compensation is partially based upon the value of assets held in the Fund. The portfolio manager also shares in the pre-tax profits of Neptune.]

94

[Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decision for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. The company has adopted various procedures to manage potential conflicts including disclosure and consent, and adopting procedures designed to ensure fair treatment of all clients. The company may also manage potential conflicts of interest by establishing and maintaining a Chinese wall.]

River Road Asset Management, LLC (“River Road”)

River Road is the subadviser to the ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Select Value Fund, ASTON/River Independent Value Fund and ASTON/River Road Long-Short Fund. River Road is located at Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202, and is a wholly-owned subsidiary of Aviva Investors North America Holdings, Inc. which is an indirect subsidiary of Aviva plc.

The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance

James C. Shircliff, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Henry W. Sanders, III, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Thomas S. Forsha, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

R. Andrew Beck, CFA[1]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Eric K. Cinnamond [2]
Registered Investment Company
Other Pooled Investment Company
Other Accounts

Matthew W. Moran, CFA[3]
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Greg E. Deuser, CFA[3]
Registered Investment Companies

95

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Other Pooled Investment Vehicles
Other Accounts

1 Messrs. Shircliff, Sanders and Forsha are jointly responsible for the management of the ASTON/River Road Dividend All Cap Value Fund; Messrs. Shircliff, Sanders and Beck are jointly responsible for the management of the ASTON/River Road Small Cap Value Fund and ASTON/River Road Select Value Fund.

2Mr. Cinnamond is responsible for the management of the ASTON/River Road Independent Fund.

3Messers, Moran and Deuser are jointly responsible for the management of the ASTON/River Road Long-Short Fund.

[Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary. Additionally, for non-contractual portfolio managers, there is potential incentive compensation up to a pre-determined fixed rate. The incentive compensation is primarily based on the composite portfolio performance relative to the relevant peer group and /or benchmark indices over a 1-, 3-, and 5-year period, with the longer term periods receiving greater emphasis. The relevant index for ASTON/River Road Small Cap Value Fund and the ASTON/River Road Independent Value Fund is the Russell 2000 Value; for ASTON/River Road Dividend All Cap Value Fund, the Russell 3000 Value. The ASTON/River Road Select Value Fund’s relevant index is the Russell 2500 Value and for ASTON/River Road Long-Short Fund, the Russell 3000 Value. Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics. For portfolio managers with longer-term employment agreements (contractual arrangements), incentive compensation has been contractually determined at a fixed percentage of their base salary. R. Andrew Beck, James C. Shircliff, and Henry W. Sanders are contractual portfolio managers. ]

[Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there is no assurance that such policies and procedures will adequately address such conflicts.]

Smart Portfolios, LLC (“Smart”)

Smart is the subadviser to the ASTON Dynamic Allocation Fund. Smart was formed in April, 2002 as Asset Labs, LLC. The firm was registered as an investment adviser in 2004 as Star Investment Advisors, LLC and changed its name to Smart Portfolios LLC in 2005. The firm is wholly owned by Shield Holdings, LLC. Shield Holdings, LLC is owned by Mr. Bryce James. Smart is located at 17865 Ballinger Way NE, Seattle, Washington 98155.

The table below shows other accounts for which the portfolio manager of the Fund is primarily responsible for the day-to-day portfolio management as of October 31, 2011.

96

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Bryce James
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[ Compensation. The portfolio manager receives an annual base salary, discretionary bonus and a stock award incentive plan. The portfolio manager’s annual base salary is based on Smart’s evaluation of the market for the portfolio manager’s service to the company and the amount of that portfolio manager’s responsibility. The portfolio manager’s discretionary bonus is determined by the president and majority owner of Smart and is primarily based on the achievement or advancement of the company’s objectives and the efforts of the portfolio manager deemed to be above normal job responsibilities or higher than that normally expected of that portfolio manager. The discretionary bonus may be in the form of cash, deferred profit interests or company shares. The portfolio manager also receives stock award incentives that are vested evenly over a period of years and redeemable at termination of employment. The stock award incentives are determined at the time of hiring and based on the portfolio manager’s levelof responsibility. Additionally, the portfolio manager may receive a bonus on new business generated. Because Mr.James also has an equity stake in Shield Holdings, LLC and Smart, he will also benefit from increases in Smart’s income.]

[Material Conflicts of Interest. All separately managed account portfolios managed in the ETF Allocation Strategy will occasionally hold the same positions as the Fund. The portfolio manager encounters similar conflicts within and among its other strategies and the separately managed accounts in those strategies. Therefore, the portfolio manager employs a trading rotation system for executing orders which is designed to equitably distribute purchase and sale opportunities among the portfolio manager’s clients.]

TAMRO Capital Partners LLC (“TAMRO”)

TAMRO is the subadviser to the ASTON/TAMRO Diversified Equity Fund and ASTON/TAMRO Small Cap Fund. TAMRO is located at 1701 Duke Street, Suite 250, Alexandria, Virginia 22314. TAMRO is majority-owned by the principals of the firm.

97

The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance (In Millions)
Philip D. Tasho, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Timothy Holland
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Compensation for portfolio managers has three components: base salary, performance incentive and profit sharing through equity ownership. A portion of the performance incentive is based on an average of the investment performance for TAMRO’s two strategies (small cap and diversified equity) relative to the relevant benchmarks. A 25% weighting is applied to the one-year return and a 75% weighting is applied to the three-year return. The relevant benchmarks for TAMRO’s two strategies are the Russell 2000 Index and Russell 1000 Index, respectively. As equity owners in the firm, portfolio managers will receive their proportionate share of the profits of the firm. Firm profitability is driven by assets under management that in turn is driven by investment performance. TAMRO has identified a maximum amount of assets to be managed in the small-cap strategy.]

[Material Conflicts of Interest. The portfolio managers for the Funds manage multiple accounts, including each respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. TAMRO has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

Taplin, Canida & Habacht, LLC (“TCH”)

TCH is the subadviser to the ASTON/TCH Fixed Income Fund. TCH is a registered investment adviser founded in 1985 with offices at 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131. [TCH is a majority-owned subsidiary of BMO Financial Corp., a subsidiary of the Bank of Montreal.]

The table below shows other accounts for which the portfolio managers of the Fund are primarily responsible for the day-to-day portfolio management as of October 31, 2011.

98

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Tere Alvarez Canida
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Alan M. Habacht
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

William J. Canida
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Compensation for the portfolio managers listed above includes an annual base salary with an additional bonus based on the profits of the company. The portfolio managers’ compensation is not based on the performance of the Fund. Compensation is not directly based on value of assets held in the Fund.]

[Material Conflicts of Interest. TCH furnishes investment management and advisory services to other accounts, and TCH shall be at all times free, in its discretion, to make recommendations to other accounts which may be the same as, or may be different from those made to the Fund. It is TCH’s policy to allocate, within its reasonable discretion, investment opportunities to the Fund over a period of time on a fair and equitable basis relative to TCH’s other accounts. TCH, its affiliates, and any officer, director, stockholder, employee or any member of their families may or may not have an interest in the securities whose purchase and sale TCH may recommend, and such recommendations with respect to securities of the same kind may be the same as or different from the action which TCH, or any of its affiliates, or any partner, officer, director, stockholder, employee, or any member of their families, or other investors may take with respect hereto. In addition, TCH may aggregate certain trades done on the behalf of the client with trades in the same security on the same day done on behalf of other clients of TCH that utilize the same broker as the client. The purpose of such aggregation will be to obtain for the client, where possible, a better execution price(s) than would be the case if the client’s transaction were not aggregated with the trades of other clients. TCH has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts, although there is no assurance that such policies and procedures will adequately address such conflicts.]

Todd-Veredus Asset Management LLC (“Todd-Veredus”)

Todd-Veredus is the subadviser to the ASTON/VeredusSmall Cap Growth Fund and ASTON/Veredus Select Growth Fund. Todd-Veredus is located at National City Tower, 101 South 5th Street, Suite 3100, Louisville, Kentucky 40202. B. Anthony Weber is the largest shareholder of the firm.

The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2011.

99

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance (In Millions)
B. Anthony Weber
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Michael E. Johnson, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Charles F. Mercer, Jr., CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

John R. Prys, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Katherine A. Kunz, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[Compensation. Compensation for the portfolio managers listed above includes an annual base salary and a performance/ownership share. The performance/ownership bonus, which typically represents a significant majority of total compensation, is based on each portfolio manager’s ownership share in the firm’s income. Todd-Veredus’s income will be determined mainly by the investment performance of accounts in the firm of which the Funds are a percentage. Compensation is not directly based on value of assets held in the Fund’s portfolio, and Todd-Veredus has already determined the maximum amount of assets that can be managed in each investment style and communicated such amounts to the Funds’ Trustees.]

[Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund and a hedge fund from which Todd-Veredus receives a performance based fee and in which members of Todd-Veredus have an interest. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Todd-Veredus has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.]

100

Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund’s portfolio manager(s) as of October 31, 2011.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund

ASTON/Montag & Caldwell Growth Fund	Ronald Canakaris

ASTON/Veredus Select Growth Fund	B. Anthony Weber Charles F. Mercer, Jr. Michael E. Johnson John R. Prys Katherine A. Kunz

ASTON/TAMRO Diversified Equity Fund	Philip D. Tasho Timothy Holland

ASTON/Cornerstone Large Cap Value Fund	Christopher Reynolds John Campbell Wayne Holbrook Rick van Nostrand

ASTON/Herndon Large Cap Value Fund(1)	Randell A. Cain Jr

ASTON/River Road Dividend All Cap Value Fund	James C. Shircliff Henry W. Sanders, III Thomas S. Forsha

ASTON/Montag & Caldwell Mid Cap Growth Fund	Andrew Jung M.Scott Thompson

ASTON/Fairpointe Mid Cap Fund	Thyra Zerhusen Marie Lorden Mary Pierson

ASTON/Cardinal Mid Cap Value Fund	Amy K. Minella Eugene Fox, III Robert B. Kirkpatrick Rachel D. Matthews

ASTON/Veredus Small Cap Growth Fund	B. Anthony Weber Charles F. Mercer, Jr. Michael E. Johnson John R. Prys Katherine A. Kunz

ASTON/Crosswind Small Cap Growth Fund(2)	Andrew Morey

ASTON/TAMRO Small Cap Fund	Philip D. Tasho Timothy Holland

ASTON/River Road Select Value Fund	James. C. Shircliff R. Andrew Beck Henry W. Sanders, III

101

Fund	Portfolio Manager	Dollar Range of Securities in the Fund

ASTON/River Road Small Cap Value Fund	James C. Shircliff Henry W. Sanders, III R. Andrew Beck

ASTON/River Road Independent Value Fund(3)	Eric K. Cinnamond

ASTON/Neptune International Fund	Robin Geffen

ASTON/Barings International Fund	David Bertocchi

ASTON Dynamic Allocation Fund	Bryce James

ASTON/M.D. Sass Enhanced Equity Fund	Ronald A. Altman

ASTON/River Road Long-Short Fund(4)	Matthew W. Moran Greg E. Deuser

ASTON/Lake Partners LASSO Alternatives Fund	Frederick C. Lake Ronald A. Lake

ASTON/Harrison Street Real Estate Fund	James H. Kammert Regan A. Pratt

ASTON/Montag & Caldwell Balanced Fund	Ronald Canakaris

ASTON/DoubleLine Core Plus Fixed Income Fund(5)	Jeffrey Gundlach Philip Barach Bonnie Baha Luz Padilla

ASTON/TCH Fixed Income Fund	Tere Alvarez Canida Alan M. Habacht William J. Canida

(1)	ASTON/Herndon Large Cap Value Fund commenced operations on March 31, 2010.
(2)	ASTON/Crosswind Small Cap Growth Fund commenced operations on November 3, 2010.
(3)	ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.
(4)	ASTON/River Road Long-Short Fund commenced operations on May 4, 2011.
(5)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

For the fiscal years ended October 31, 2011, October 31, 2010 and October 31, 2009, Aston Asset Management, LP paid the following sub-advisory fees to each Fund’s subadviser:

102

Fund	Net Fees FYE Paid- 2011	Net Fees FYE Paid- 2010	Net Fees FYE Paid- 2009

ASTON/Montag & Caldwell Growth Fund		$8,862,061	$5,979,612
ASTON/Veredus Select Growth Fund		368,084	269,976
ASTON/TAMRO Diversified Equity Fund		48,538	461
ASTON/Cornerstone Large Cap Value Fund(1)		821,626	729,991
ASTON/Herndon Large Cap Value Fund(2)		*	N/A
ASTON/River Road Dividend All Cap Value Fund		730,536	365,309
ASTON/Montag & Caldwell Mid Cap Growth Fund		*	*
ASTON/Fairpointe Mid Cap Fund(3)		3,783,226	1,635,879
ASTON/Cardinal Mid Cap Value Fund		*	*
ASTON/VeredusSmall Cap Growth Fund		212,129	139,927
ASTON/Crosswind Small Cap Growth Fund(4)		N/A	N/A
ASTON/TAMRO Small Cap Fund		4,026,247	2,291,052
ASTON/River Road Select Value Fund		1,090,959	852,965
ASTON/River Road Small Cap Value Fund		2,189.106	1,598,412
ASTON/River Road Independent Value Fund(5)		N/A	N/A
ASTON/Neptune International Fund		*	*
ASTON/Barings International Fund		140,070	26,793
ASTON Dynamic Allocation Fund		161,823	54,181
ASTON/M.D.Sass Enhanced Equity Fund(6)		194,621	1,323
ASTON/Lake Partners LASSO Alternatives Fund(7)		14,076	*
ASTON/River Road Long-Short Fund(8)		N/A	N/A
ASTON/Harrison Street Real Estate Fund(9)		91,316	32,913
ASTON/Montag & Caldwell Balanced Fund		51,893	23,336
ASTON/DoubleLine Core Plus Fixed Income Fund(10)		N/A	N/A
ASTON/TCH Fixed Income Fund		27,503	35,626

*	The calculation of the sub-advisory fee for each Fund is based upon the formula described on pages [ ] and [ ]. The formula resulted in a negative amount and therefore no sub-advisory fee was payable for the fiscal year.
(1)	On July 15, 2011, Cornerstone became the subadviser to the ASTON/Cornerstone Large Cap Value Fund. Amounts prior to that time were paid to a previous subadviser
(2)	ASTON/Herndon Large Cap Value Fund commenced operations on March 31, 2010.
(3)	On April 30, 2011, Fairpointe became the subadvisor to the ASTON/Fairpointe Mid Cap Fund. Amounts prior to that time were paid to a previous subadvisor.
(4)	ASTON/Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.
(5)	ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.
(6)

ASTON/M.D. Sass Enhanced Equity Fund commenced investment operations on January 15, 2008. On June 1, 2009, M.D. Sass became the subadviser to the Fund. Amounts prior to that time were paid to a previous subadviser.

(7)	ASTON/Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.
(8)	ASTON/River Road Long-Short Fund commenced operations on May 4, 2011.
(9)	On June 30, 2011, HSS became the subadviser to the ASTON/Harrison Street Real Estate Fund. Amounts prior to that time were paid to a previous subadvisor.
(10)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

Administrator

On November 30, 2006, ABN AMRO Investment Fund Services, Inc. (“AAIFS”), the Trust and the Board assigned the Administration Agreement between the Trust and AAIFS to Aston. After the assignment, Aston became the Administrator to the Trust.

Under the Administration Agreement between Aston and the Trust, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the

103

maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds’ expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

Administration Fees

The fee schedule to the Administration Agreement is as follows:

Percentage	Average Daily Net Assets (Aggregate Fund Complex)
0.0490%	Up to $ 7.4 billion
0.0465%	Over $ 7.4 billion

The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

The following are the total fees paid to the Administrator by each Fund for the fiscal years ended October 31, 2011, October 31, 2010 and October 31, 2009:

104

Fund	Administrative Fees FYE October 31, 2011	Administrative Fees FYE October 31, 2010	Administrative Fees FYE October 31, 2009

ASTON/Montag & Caldwell Growth Fund		$1,501,253	$965,190
ASTON/Veredus Select Growth Fund		66,230	54,966
ASTON/TAMRO Diversified Equity Fund		22,503	20,298
ASTON/Cornerstone Large Cap Value Fund		137,656	125,511
ASTON/Herndon Large Cap Value Fund(1)		N/A	N/A
ASTON/River Road Dividend All Cap Value Fund		126,494	70,790
ASTON/Montag & Caldwell Mid Cap Growth Fund		18,137	16,404
ASTON/Fairpointe Mid Cap Fund		789,715	379,159
ASTON/Cardinal Mid Cap Value Fund		16,670	15,279
ASTON/Veredus Small Cap Growth Fund		40,528	40,069
ASTON/Crosswind Small Cap Growth Fund(2)		N/A	N/A
ASTON/TAMRO Small Cap Fund		482,346	291,462
ASTON/River Road Select Value Fund		130,969	102,619
ASTON/River Road Small Cap Value Fund		278,111	206,140
ASTON/River Road Independent Value Fund(3)		N/A	N/A
ASTON/Neptune International Fund		26,937	27,971
ASTON/Barings International Fund		58,607	40,933
ASTON Dynamic Allocation Fund(4)		41,027	26,311
ASTON/M.D. Sass Enhanced Equity Fund		47,178	26,217
ASTON/Lake Partners LASSO Alternatives Fund(5)		21,769	9,714
ASTON/River Road Long-Short Fund(6)		N/A	N/A
ASTON/Harrison Street Real Estate Fund		29,720	32,127
ASTON/Montag & Caldwell Balanced Fund		33,133	27,338
ASTON/DoubleLine Core Plus Fixed Income Fund(7)		N/A	N/A
ASTON/TCH Fixed Income Fund		61,487	58,975

(1)	ASTON/Herndon Large Cap Value Fund commemced operations on March 31, 2010.
(2)	ASTON/Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.
(3)	ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.
(4)	ASTON Dynamic Allocation Fund commenced investment operations on January 10, 2008.
(5)	ASTON/Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.
(6)	ASTON/River Road Long-Short Fund commenced voperations on May 4, 2011.
(7)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011

Subadministrator

BNY Mellon Investment Servicing (US), Inc. ( “BNY Mellon” or the “Subadministrator”), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (the “Subadministration Agreement”) between Aston and BNY Mellon. On November 30, 2006, the Subadministration Agreement was assigned to Aston from AAIFS, the former administrator to the Funds.

As Subadministrator, BNY Mellon provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

Subadministration Fees

The Subadministrator receives an administration fee payable by the Administrator monthly at the annual rate of 0.022% of the Fund Complex average daily net assets of all series

105

of the Trust. The Subadministrator also receives a monthly base fee payable by the Administrator in the amount of $1,000 per Fund.

Underwriter

BNY Mellon Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated July 1, 2010 (the “Distribution Agreement”) under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis.

After the initial term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust’s Board or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days’ written notice, by the Trust’s Board, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Fund may pay third-party service providers up to 0.15% of the Fund’s average daily net assets for certain “sub-transfer agency” services they provide shareholder accounts for underlying omnibus accounts. The Fund may also pay a fee of up to $20 per account for shareholder accounts for underlying omnibus accounts when the Fund pays no other fee to the third-party service provider on such assets.

The Distribution Plan

The Board has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N and Class R shares of each Fund, as applicable, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund’s average daily net assets for Class N shares and 0.50% of a Fund’s average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N shares are characterized as reimbursement plans and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act (“Independent

106

Trustees”). In adopting the Plans, the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders by resulting in greater sales of Fund shares. The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust’s Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund’s (or class’s) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

To the Trust’s knowledge, no interested person of the Trust, nor any Trustee who is not an “interested person,” has a direct or indirect financial interest in the operation of the Plan.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Fund may pay third-party service providers up to 0.15% of a Fund’s average daily net assets for certain “sub-transfer agency” services they provide for shareholder accounts underlying omnibus accounts. The Fund may also pay a fee of up to $20 per account for shareholder accounts underlying omnibus accounts when the Fund pays no other fee to the third-party service provider on such assets.

107

Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2011, are set forth below.

12b-1 Plan Expenses
Fund – Class N Shares	Printing	Distribution Services	Compensation to Broker Dealers	Compensation to Sales Personnel

ASTON/Montag & Caldwell Growth Fund
ASTON/Veredus Select Growth Fund
ASTON/TAMRO Diversified Equity Fund
ASTON/Cornerstone Large Cap Value Fund
ASTON/Herndon Large Cap Value Fund(1)
ASTON/River Road Dividend All Cap Value Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Fairpointe Mid Cap Fund
ASTON/Cardinal Mid Cap Value Fund
ASTON/Veredus Small Cap Growth Fund
ASTON/Crosswind Small Cap Growth Fund(2)
ASTON/TAMRO Small Cap Fund
ASTON/River Road Select Value Fund
ASTON/River Road Small Cap Value Fund
ASTON/River Road Independent Value Fund(3)
ASTON/Neptune International Fund
ASTON/Barings International Fund
ASTON Dynamic Allocation Fund
ASTON/M.D. Sass Enhanced Equity Fund
ASTON/Lake Partners LASSO Alternatives Fund
ASTON/River Road Long-Short Fund(4)
ASTON/Harrison Street Real Estate Fund
ASTON/Montag & Caldwell Balanced Fund
ASTON/DoubleLine Core Plus Fixed Income Fund(5)
ASTON/TCH Fixed Income Fund

(1)	ASTON/Herndon Large Cap Value Fund commemced operations on March 31, 2010.
(2)	ASTON/Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.
(3)	ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.
(4)	ASTON/River Road Long-Short Fund commenced voperations on May 4, 2011.
(5)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

108

	Marketing	Marketing	Marketing
Fund – Class N Shares	Marketing	Service Providers	Total

ASTON/Montag & Caldwell Growth Fund
ASTON/Veredus Select Growth Fund
ASTON/TAMRO Diversified Equity Fund
ASTON/Cornerstone Large Cap Value Fund
ASTON/Herndon Large Cap Value Fund(1)
ASTON/River Road Dividend All Cap Value Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Fairpointe Mid Cap Fund
ASTON/Cardinal Mid Cap Value Fund
ASTON/Veredus Small Cap Growth Fund
ASTON/Crosswind Small Cap Growth Fund(2)
ASTON/TAMRO Small Cap Fund
ASTON/River Road Select Value Fund
ASTON/River Road Small Cap Value Fund
ASTON/River Road Independent Value Fund(3)
ASTON/Neptune International Fund
ASTON/Barings International Fund
ASTON Dynamic Allocation Fund
ASTON/M.D. Sass Enhanced Equity Fund
ASTON/Lake Partners LASSO Alternatives Fund
ASTON/River Road Long-Short Fund(4)
ASTON/Harrison Street Real Estate Fund
ASTON/Montag & Caldwell Balanced Fund
ASTON/DoubleLine Core Plus Fixed Income Fund(5)
ASTON/TCH Fixed Income Fund

(1)	ASTON/Herndon Large Cap Value Fund commemced operations on March 31, 2010.
(2)	ASTON/Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.
(3)	ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.
(4)	ASTON/River Road Long-Short Fund commenced voperations on May 4, 2011.
(5)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

	Compensation	Compensation	Compensation	Compensation
12b-1 Plan Expenses
Fund – Class R Shares	Printing	Distribution Services	Compensation to Broker Dealers	Compensation to Sales Personnel

ASTON/Montag & Caldwell Growth Fund

	Providers	Providers	Providers
Fund – Class R Shares	Marketing	Service Providers	Total

ASTON/Montag & Caldwell Growth Fund

Redemption Fees

The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the system capability to impose a redemption fee on its underlying customers’ accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers’ accounts.

109

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a systematic withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

In addition to the circumstances noted in the preceding paragraph, the Funds’ Administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund and in accordance with the Funds’ policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as custodian of the Trust’s assets on behalf of the Funds. As of April 11, 2011, the Custodian Agreement between the Trust and PFPC Trust Company was assigned to The Bank of New York Mellon.

Transfer Agent and Dividend Paying Agent

BNY Mellon Investment Servicing (US), Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent and dividend paying agent for the Trust.

Counsel and Independent Registered Public Accounting Firm

Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois, 60601, serves as counsel to the Trust.

Mayer Brown LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

[], with offices at [], is the Trust’s independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of their portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the subadvisers will follow the Trust’s policy of seeking best execution of orders under the circumstances. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such

110

broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition, among other things. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The subadvisers effect portfolio transactions for other investment companies and advisory accounts. The subadvisers will attempt to equitably allocate portfolio transactions among the Funds and other client accounts whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and other client accounts, the main, but not exclusive, factors to be considered are the availability of cash for investment, the duration of the portfolio, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

Amounts spent on behalf of each Fund for brokerage commissions during the fiscal years ended October 31, 2011, October 31, 2010 and October 31, 2009 are set forth below.

111

	Commissions	Commissions	Commissions
Fund	Brokerage Commissions FYE 2011	Brokerage Commissions FYE 2010	Brokerage Commissions FYE 2009

ASTON/Montag & Caldwell Growth Fund		$2,230,750	$1,717,563
ASTON/Veredus Select Growth Fund		857,481	792,731
ASTON/TAMRO Diversified Equity Fund		21,401	13,230
ASTON/Cornerstone Large Cap Value Fund		150,286	170,169
ASTON/Herndon Large Cap Value Fund(1)		N/A	N/A
ASTON/River Road Dividend All Cap Value Fund		148,627	178,615
ASTON/Montag & Caldwell Mid Cap Growth Fund		988	1,445
ASTON/Fairpointe Mid Cap Fund		677,184	346,563
ASTON/ Cardinal Mid Cap Value Fund		1,401	2,214
ASTON/Veredus Small Cap Growth Fund		587,824	635,880
ASTON/Crosswind Small Cap Growth Fund(2)		N/A	N/A
ASTON/ TAMRO Small Cap Fund		1,437,018	1,556,859
ASTON/River Road Select Value Fund		306,128	316,262
ASTON/ River Road Small Cap Value Fund		806,045	713,038
ASTON/ River Road Independent Value Fund(3)		N/A	N/A
ASTON /Neptune International Fund		686	14,191
ASTON/ Barings International Fund		73,166	50,847
ASTON Dynamic Allocation Fund(4)		131,940	48,271
ASTON/M.D. Sass Enhanced Equity Fund(5)		83,528	21,300
ASTON/Lake Partners LASSO Alternatives Fund(6)		407	127
ASTON/ River Road Long-Short Fund(7)		N/A	N/A
ASTON/ Harrison Street Real Estate Fund		51,749	86,261
ASTON/Montag & Caldwell Balanced Fund		13,048	10,423
ASTON/DoubleLine Core Plus Fixed Income Fund(8)		N/A	N/A
ASTON/TCH Fixed Income Fund		N/A	N/A

(1)	ASTON/Herndon Large Cap Value Fund commemced operations on March 31, 2010.

(2)ASTON/Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.

(3)ASTON/River Road Independent Value Fund commenced operations on December 31, 2010.

(4)ASTON Dynamic Allocation Fund commenced investment operations on January 10, 2008.

(5)ASTON/M.D. Sass Enhanced Equity Fund commenced investment operations on January 15, 2008.

(6) ASTON/Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

(7)	ASTON/River Road Long-Short Fund commenced voperations on May 4, 2011.
(8)	ASTON/DoubleLine Core Plus Fixed Income Fund commenced operations on July 18, 2011.

The aggregate dollar amount of brokerage commissions paid by certain Funds during the fiscal year ended October 31, 2011 differed materially from the aggregate amount of brokerage commissions paid by the Funds during the fiscal years ended October 31, 2010 and/or October 31, 2009 as a result of a significant change in net assets and/or a change in portfolio turnover.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds’ Adviser and subadvisers are brokers in the brokerage network. There were no brokerage commissions paid by the Funds to any affiliates of the Funds or the Adviser or the subadvisers during the fiscal years ended October 31, 2011, October 31, 2010 and October 31, 2009.

As of October 31, 2011 the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, with the following market values:

112

Fund	Broker Dealer	Market Value

The Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds (each an “Intermediary”) out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund’s Prospectus for distribution and/or shareholder servicing, if any. Such additional payments (“Additional Payments”) may be for: 1) sales of shares, 2) services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services, 3) distribution including, but not limited to, access to a third party platform, fund offering list or other marketing programs and/or “shelf space.”Additional Payments for marketing programs include, but are not limited to, inclusion of a Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the Intermediary’s sales force and obtaining other forms of marketing support. These Additional Payments made by the Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each Fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same Intermediary or within the same Fund at the same Intermediary. For several Funds, revenue sharing differs for the same Fund across certain Intermediaries.

A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund’s status on a preferred or recommended fund list, access to an Intermediary’s personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, including sponsorship of Intermediary and third-party sponsored educational seminars for investment professionals and clients, and payment or reimbursement of expenses, including but not limited to meals and hotel accommodations, incurred by Intermediary investment professionals in connection with certain meetings held by the Trust or the Adviser for the purpose of training or education of such Intermediary investment professionals.

Portfolio Turnover

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover

113

may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Funds to receive favorable federal income tax treatment. Portfolio turnover is generally not expected to exceed 100% in the Funds,[except for ASTON/Veredus Small Cap Growth Fund, ASTON/Veredus Select Growth Fund, ASTON Dynamic Allocation Fund, ASTON/Barings International Fund, ASTON/Lake Partners LASSO Alternatives Fund and ASTON/Harrison Street Real Estate Fund. ] A high portfolio turnover rate (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of a Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.

The portfolio turnover rate for each Fund for its most recent fiscal period may be found under “FINANCIAL HIGHLIGHTS” in each Fund’s Prospectus. [The portfolio turnover rate for ASTON/Veredus Select Growth Fund, ASTON/Veredus Small Cap Growth Fund and ASTON Dynamic Allocation Fund varied significantly between fiscal year 2011 and fiscal year 2010 due to managing the Funds’ portfolios during periods of extremely high market volatility.]

DISCLOSURE OF PORTFOLIO HOLDINGS

Except for ASTON/Neptune International Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Long-Short Fund and ASTON/Fairpointe Mid Cap Fund, each Fund’s portfolio holdings as of the end of each calendar month are generally posted on the Funds’ website, www.astonfunds.com, on or about the fifteenth day after the month-end. Portfolio holdings for ASTON/Neptune International Fund are made available as of the end of each calendar quarter and are generally posted on the Funds’ website on or about the thirtieth day after the quarter-end. Portfolio holdings for ASTON/TAMRO Small Cap Fund, ASTON/River Road Long-Short Fund and ASTON/Fairpointe Mid Cap Fund are made available as of the end of each calendar quarter and are generally posted on the Funds’ website on or about the fifteenth day after the quarter-end. Portfolio holdings information is made available to investors and to Intermediaries selling Fund shares only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, including the Trust’s custodian, pricing services, fund accountants, Adviser, subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Funds have a legitimate business purpose to provide the information and the disclosure is in the Funds’ best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the CCO or Chief Executive Officer of the Trust or of the applicable service provider approves of the disclosure. These

114

conditions do not apply to portfolio holdings information released to such third parties after it is posted on the website. A list of the third parties (other than service providers) that receive the Funds’ portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

Name	Frequency	Funds	Lag Time

Tracking Service
VESTEK	Monthly	ASTON/Montag & Caldwell Growth Fund ASTON/TAMRO Diversified Equity Fund ASTON/Veredus Small Cap Growth Fund ASTON/Montag & Caldwell Balanced Fund ASTON/TCH Fixed Income Fund	None

VESTEK	Quarterly	ASTON/Fairpointe Mid Cap Fund ASTON/TAMRO Small Cap Fund

Disclosure of the Funds’ portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the CCO or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The CCO or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

Each Fund discloses its portfolio holdings to the extent required by law.

115

DESCRIPTION OF SHARES

The table below summarizes the class(es) of shares that each Fund offers.

Fund	Class N	Class I	Class R

ASTON/Montag & Caldwell Growth Fund	•	•	•
ASTON/Veredus Select Growth Fund	•	•
ASTON/TAMRO Diversified Equity Fund	•	•
ASTON/Cornerstone Large Cap Value Fund	•	•
ASTON/Herndon Large Cap Value Fund	•	•
ASTON/River Road Dividend All Cap Value Fund	•	•
ASTON/Montag & Caldwell Mid Cap Growth Fund	•
ASTON/Fairpointe Mid Cap Fund	•	•
ASTON/Cardinal Mid Cap Value Fund	•
ASTON/Veredus Small Cap Growth Fund	•	•
ASTON/Crosswind Small Cap Growth Fund	•	•
ASTON/TAMRO Small Cap Fund	•	•
ASTON/River Road Select Value Fund	•	•
ASTON/River Road Small Cap Value Fund	•	•
ASTON/River Road Independent Value Fund	•	•
ASTON/Neptune International Fund	•	•
ASTON/Barings International Fund	•	•
ASTON Dynamic Allocation Fund	•	•
ASTON/M.D. Sass Enhanced Equity Fund	•	•
ASTON/Lake Partners LASSO Alternatives Fund	•	•
ASTON/River Road Long-Short Fund	•
ASTON/Harrison Street Real Estate Fund	•	•
ASTON/Montag & Caldwell Balanced Fund	•	•
ASTON/DoubleLine Core Plus Fixed Income Fund	•	•
ASTON/TCH Fixed Income Fund	•	•

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are three classes of shares issued by the Funds. Class N, I and R shares are not subject to an initial sales charge or a contingent deferred sales charge. Class N shares have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class R shares are subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Because each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights, except that Class I shares have no rights with respect to a Fund’s Plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I and Class R shares is available by calling 800-992-8151.

Minimum Initial Investments

The minimum initial investment for Class N and Class R shares is $2,500 for each Fund, and the subsequent minimum investment is $50. The minimum initial investment for the Class N shares of each Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50.

The minimal initial investment for Class I shares is $1,000,000, with the exception of ASTON/Lake Partners LASSO Alternatives Fund and ASTON/DoubleLine Core Plus Fixed Income Fund, which is $100,000.

116

For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment requirement may be waived for Trustees of the Trust and employees of the Adviser and their spouses, employees of the subadvisers and their spouses, and affiliates of the Adviser. The minimum investment requirement may be waived for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers. The minimum investment requirement may be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved intermediaries. The Trust reserves the right to waive a Fund’s minimum initial investment requirement for any reason.

There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

Anti-Money Laundering Laws

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

117

Voting Rights

Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class R shares have exclusive voting rights with respect to the Plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholder Meetings

The Board does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Funds entitled to vote. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee.

Certain Provisions of the Trust Instrument

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Expenses

Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Aston Fund on the basis of relative net assets of the Funds. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class of such Fund on the basis of relative net assets of the classes. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds’ custodian, Administrator, Subadministrator, transfer agent and other service providers, including third-party service providers that provide “sub-transfer agency” services for shareholder accounts underlying omnibus accounts, and costs of obtaining quotations of portfolio securities and pricing of Fund shares. Class-specific expenses relating to distribution and service fee payments associated with a Rule 12b-1 plan for a particular class of shares and other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class. Other fees and expense that may differ between classes may include but are not limited to, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of matters relating to a specific class.

118

Notwithstanding the foregoing, the Adviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

NET ASSET VALUE

The net asset value per share of each Fund is computed as of the close of the regular trading session on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices may be used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board.

Fixed income securities are valued using evaluated prices obtained from independent pricing service in accordance with guidelines adopted and periodically reviewed by the Board. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and subadvisers in accordance with guidelines adopted by the Board. Under the fair valuation procedures adopted by the Board, certain Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain market events occur. The Board receives a summary of any actions taken under the Funds’ fair valuation procedures.

REDEMPTIONS-IN-KIND

Larger redemptions may be detrimental to a Fund’s existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued the same way as they are valued for purposes of computing the Fund’s net asset value. This is called “redemption-in-kind.” A

119

shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes in the same manner as other distributions.

FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

Fund Taxation

Each Fund intends to qualify or to continue to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax-exempt income, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or in the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may significantly limit the extent to which a Fund may invest in some investments, including certain commodity ETFs and commodity-linked investments.

To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98%

120

of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A Fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term,

121

depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. These Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss, together with the gain or loss on actual sales, is treated as a 60/40 gain or loss.

A Fund’s entry into a short sale transaction, an option or certain other transactions could be treated as the constructive sale of an appreciated financial position, causing a Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to a Fund’s shareholders as long as a Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had a Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had a Fund invested directly in the securities held by the investment companies in which it invests.

A Fund may invest to a limited degree in MLPs and ETFs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal

122

quarter may be invested in securities of qualified publicly traded partnerships. If an MLP or ETF in which a Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP’s or ETF’s income regardless of whether the Fund receives any distribution from the MLP or ETF. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to a Fund from an MLP or ETF that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP or ETF. If a Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

Distributions from royalty and income trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. A Fund will invest only in royalty and income trusts that are expected to be treated as corporations for U.S. federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

If a Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

123

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

A Fund’s investments in REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Shareholder Taxation” below).

The Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of a Fund’s income from a REIT (or other pass-through entity) that is attributable to a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income.

For taxable years beginning prior to January 1, 2013, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and certain qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2012 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by a Fund may also

124

qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received from most REITs and on stocks of certain foreign issuers are not eligible for the dividends-received deduction when distributed to the Funds’ corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund’s shareholders to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

If a Fund receives dividends from an underlying fund, including an ETF, that qualifies as a RIC and the underlying fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the underlying fund.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of dividends and distribution it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold a portion of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The backup withholding rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after

125

December 31, 2012, unless Congress enacts legislation providing otherwise. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extend that such person’s “modified adjusted gross income”(in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and subadvisers intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if the Fund is a qualified fund of funds (see “Investment Companies” below), such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund or in the case of a qualified fund of funds, such taxes paid by an underlying fund that has made the election. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, in each case subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) for more than 15 days during the 31-day period beginning 15 days before the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules also generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by a Fund, the source of the electing Fund’s income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund.

If the Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

126

Investment Companies

The use of a fund-of-funds structure by ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund (each a “Fund-of-Funds”) could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders. Because each Fund-of-Funds will invest a large portion of its assets in shares of other funds, its distributable income and gains will normally consist largely of distributions from the underlying funds in which it invests and gains and losses on disposition of shares of the underlying funds.

Generally, the character of the income or capital gains that a Fund-of-Funds receives from an underlying fund will pass through to the Fund-of-Funds’ shareholders as long as the Fund-of-Funds and underlying fund qualify as RICs. However, to the extent that an underlying fund that qualifies as a RIC realizes net losses on its investments for a given taxable year, a Fund-of-Funds will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds in which it invests) until it disposes of shares of such underlying fund. Moreover, even when a Fund-of-Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund-of-Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains from an underlying fund that qualifies as a RIC).

In addition, in certain circumstances, the “wash sale” rules may apply to a Fund-of-Funds’ sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund-of-Funds at a loss and the Fund-of-Funds acquires additional shares of that same underlying fund or other substantially identical stock or securities 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund-of-Funds’ hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund-of-Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund-of-Funds (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds.

If a Fund-of-Funds is a ‘qualified fund of funds’ (i.e., a RIC that invests at least 50% of its total assets in other RICs at the close of each quarter of its taxable year), it may elect to pass through to its own shareholders foreign tax credits received from underlying funds that make the election to pass such foreign tax credits through to their shareholders (see “Foreign Taxation” above).

The foregoing is only a general description of the federal income tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of shares of a Fund-of-Funds are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Other Taxes

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

127

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of a Fund beginning before January 1, 2012, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation providing otherwise, this “look-through” treatment for distributions by a Fund to foreign persons applies only to such distributions that are attributable to distributions received by the Fund from a lower-tier REIT and are required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of a Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term capital gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled qualified investment entities. Unless legislation is enacted this exemption, beginning on January 1, 2012, such withholding is required, without regard to whether a Fund or any RIC in which it invests is domestically controlled.

128

PERFORMANCE INFORMATION

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations in these communications, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended October 31, 2011, including the report of __________, the independent registered public accounting firm for each Fund, are incorporated herein by reference to the Funds’ Annual Report as filed with the SEC. The Funds’ Annual and Semi-Annual Reports are available upon request and without charge.

OTHER INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to, are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

129

APPENDIX A

COMMERCIAL PAPER RATINGS

The Standard & Poor’s Ratings Services (“S&P”) commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” – A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” – A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” – A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” – Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch Ratings (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

The following summarizes the ratings used by S&P for corporate and municipal debt:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

– PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings

“C” – Bonds are the lowest rated Class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

The S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:

- Amortization schedule–the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of payment–the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

The following summarizes the ratings used by S&P for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

“MIG-1”/ “VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2”/ “VMIG-2” – This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/ “VMIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Aston Funds

Baring Asset Management Group Companies

Cardinal Capital Management LLC

Cornerstone Investment Partners, LLC

Crosswind Investments, LLC

DoubleLine Capital, LP

Fairpointe Capital, LLC

Harrison Street Securties, LLC

Herndon Capital Management, LLC

Lake Partners, Inc.

M.D. Sass Investors Services, Inc.

Montag & Caldwell, LLC

Neptune Investment Management Limited

River Road Asset Management, LLC

Smart Portfolios LLC

TAMRO Capital Partners LLC

Taplin, Canida & Habacht, LLC

Todd Veredus Asset Management LLC

ASTON FUNDS

PROXY VOTING POLICIES AND PROCEDURES

1. Definitions.

“Sub-Adviser” shall mean any investment adviser hired to implement and oversee the investment program of a respective Fund through a sub-investment advisory agreement with Aston. The term includes all sub-advisers to the Funds.

“Sub-Advisers’ Proxy Voting Policies and Procedures” shall mean the Proxy Voting Policies and Procedures of each Sub-Adviser, as amended from time to time.

“Board” shall mean the Board of Trustees of Aston Funds.

“Fund” shall mean a series of Aston Funds.

“Fund Management” shall mean the Chief Executive Officer, President or Chief Compliance Officer of Aston Funds.

“Trust” shall mean Aston Funds.

2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

3. Limitations on the Advisers’ Responsibilities.

(i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

(ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser’s duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

(iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund’s proxies in a manner that is different from the guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund’s proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund’s proxy voting records or filings on Form N-PX.

6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser’s Proxy Voting Policies and Procedures address conflicts of interest, each Sub-Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser’s other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

(i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

(ii) Fund Management may disclose the potential conflict to the Board and obtain the Board’s consent before directing the Sub-Adviser to vote in the manner approved by the Board;

(iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

(iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

7. Approval of Material Changes. Any material changes to the Trust’s Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

(i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

(ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser’s Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers’ experience under these Proxy Voting Policies and Procedures and each Sub-Adviser’s Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC’s EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

Amended: September 30, 2010

Amended: June 13, 2011

BARING ASSET MANAGEMENT GROUP COMPANIES

(THE “COMPANIES”)

Proxy Voting Policies and Procedures

Executive Summary

The Companies owe fiduciary, contractual, and statutory duties to vote proxies on the securities that they manage for many of their clients. The Companies will vote client proxies in accordance with the procedures set forth below unless the client retains in writing the right to vote proxies or the Companies determine that any benefit the client may gain from voting a proxy would be outweighed by the costs associated therewith. For many clients, the Companies have assumed contractual responsibility to vote proxies on the securities that they manage for those clients’ accounts. For ERISA clients (i.e., employee benefit plans formed pursuant to the Employee Retirement Income Security Act of 1974), the Companies owe fiduciary and statutory duties to vote proxies on ERISA client securities unless the ERISA clients have explicitly retained the obligation to do so. The Companies also vote proxies for those clients who have invested in certain commingled funds, but do not vote proxies for clients who have invested in the “active/passive” commingled funds maintained at State Street Bank and Trust (“State Street”), as State Street retains authority to vote proxies for those clients. To ascertain whether a particular client has delegated proxy voting responsibility to the Companies, please contact the Global Events Department or Legal and Compliance Department.

The Companies reserve the right to amend these Proxy Voting Policies and Procedures from time to time without prior notice to their clients.

Special Circumstances When Proxy Votes May Not Be Cast

In some cases, the Companies may determine that it is not in the best economic interests of clients to vote proxies. For example, some non-U.S. securities issuers impose fees on shareholders or their custodians for exercising the right to vote proxies. Other issuers may “block,” or prohibit, shareholders from transferring or otherwise disposing of their shares for a period of time after the securities holders have noticed their intent to vote their proxies. Moreover, some issuers require the registration of securities in the name of the beneficial owners before permitting proxies to be cast, and thus mandate the disclosure of the identity of beneficial owners of securities, which may be contrary to the wishes of the Companies’ clients.

The U.S. Department of Labor (the “U.S. Labor Department”), which enforces ERISA, recognizes that ERISA clients may incur additional costs in voting proxies linked to shares of non-U.S. corporations. The U.S. Labor Department advises that investment advisers, such as the Companies, should weigh the effect of voting clients’ shares against the cost of voting.

In these instances, the Global Events Department will notify the appropriate portfolio managers of the costs or restrictions that may apply in voting proxies. Portfolio managers, with guidance from the Proxy Committee if desired, will weigh the economic benefit to the Companies’ clients of voting those proxies against the cost of doing so. The Global Events Department shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of the Companies.

Institutional Shareholder Services (“ISS”)

The Companies have contracted with ISS, an independent third party service provider, to vote the Companies’ clients’ proxies according to ISS’s proxy voting recommendations. ISS will also provide proxy analysis, vote recommendations, vote execution and record-keeping services for clients for which the Companies have proxy voting responsibility.

The clients’ custodians forward proxy materials to ISS for those clients who rely on the Companies to vote proxies. ISS forwards proxy proposals along with ISS proxy analysis and vote recommendations to the Companies. The Companies maintain standing instructions that direct ISS to vote all proxies in accordance with ISS recommendations.

ISS Conflict of Interest

There may be instances when ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest. In these situations, the applicable portfolio manager will review the issue and, if the Companies do not also have a conflict of interest, direct the Global Events Department to direct ISS how to vote the proxies. If the Companies have a conflict of interest, the Companies, in their sole discretion, shall either engage an independent third party to provide a vote recommendation or contact the client for direction as to how to vote the proxies.

Override of ISS Recommendation

There may be occasions where the Companies’ portfolio managers seek to override ISS’s recommendations if they believe that ISS’s recommendations are not in accordance with the best economic interests of clients. In the event that the Companies’ portfolio managers disagree with an ISS recommendation on a particular voting issue, the appropriate portfolio manager shall document in writing the reasons that the portfolio manager believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Global Events Department.

The Global Events Team shall review the rationale stated to ensure that it is expressed in clear, understandable and complete sentences. Any concerns should be returned to the Portfolio Manager for clarification and revision of the rationale. The Global Events Team shall ensure that when the company is a client of Barings and we wish to vote with the company contrary to the recommendation of ISS, that the procedure set out in this policy under ‘Conflicts of Interest’ is followed.

Responsibility for the provision of a clear rationale for each occasion when ISS recommendation is not to be followed rests with the Portfolio Manager. The Proxy Voting Committee at each meeting will collectively review and approve the rationale given. If any rationale is judged to be inadequate, further clarification will be requested from the Portfolio Manager.

The Global Events Team can refer the matter to the Proxy Committee where they are concerned with the rationale for overriding ISS recommendations.

Special Client Instructions

There are instances when a client has instructed the Companies how they would like the Companies to vote proxies on particular issues of corporate governance or other matters. The Companies will be responsible for voting in accordance with the client instructions. The Global Events Department will maintain a list of clients that have provided the Companies with special proxy voting instructions, and will ensure that the client’s account is set up as a segregated account with ISS. Furthermore, the Global Events Department is responsible for sending a request form to the Client Service Representative responsible for that client to obtain from the Client Service Representative the specific voting instructions on behalf of that client.

Proxy Committee

The Companies have established a Proxy Voting Committee, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A list of the current members of the Proxy Voting Committee is attached hereto as Schedule A. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The Proxy Committee meetings may be conducted in person, telephonically, or via electronic communication (e-mail). A member of the Global Events Department will manage the proxy voting process, which includes the taking of minutes of the Proxy Committee, the voting of proxies, and the maintenance of appropriate records.

The Global Events Department shall call Proxy Committee meetings, prior to the casting of a vote, to review votes where ISS is conflicted. In these situations, the Proxy Committee shall meet to review the issue and direct ISS how to vote the proxy. The Proxy Committee shall review information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall describe any real or perceived conflict of interest and any procedures used to address such conflict of interest.

The Global Events Department shall also call quarterly Proxy Committee meetings to: (i) monitor the Companies’ adherence to these Procedures; (ii) review votes against ISS recommendations or where ISS was conflicted; (iii) review the list of client requests for a copy of these Procedures and/or the proxy voting record; and (iv) review new corporate governance issues and industry trends and determine whether changes to these Procedures are necessary or appropriate.

Conflicts of Interest – general

To avoid voting proxies in circumstances where the Companies have or may have any conflict of interest, real or perceived, the Companies have contracted with ISS to provide proxy analysis, vote recommendations and voting of proxies, as discussed herein. In instances where ISS has recused itself and makes no recommendation on a particular matter the portfolio manager can direct the Global Events department to direct ISS how to vote proxies assuming the portfolio manager and the Proxy Committee confirm the Companies are not conflicted. If an override submission is requested by a portfolio manager, the Proxy Committee shall determine how the proxy is to be voted, in which case the Proxy Committee will determine whether a conflict of interest exists and that the rationale to vote against ISS is reasonable and is in the best interests of clients.

There may be occasions when a portfolio manager and/or member of its team who are involved in the proxy voting decision may have a conflict of interest, or the Companies have a business relationship with the company soliciting the proxy. A person shall not be considered to have a conflict of interest if the person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any person with actual knowledge of a conflict of interest relating to a particular item shall disclose that conflict to the Global Events Department.

The following are examples of situations where a conflict of interest may exist:

•	The company soliciting the proxy is a client of the Companies;
•	The company soliciting the proxy is an affiliate of the Companies;
•	An employee of the Companies is a also a director, officer or employee of the company soliciting the proxy; and
•	A portfolio manager and/or a partner/spouse of a SIT member, who is involved in making the voting decision is a director, officer, or employee of the company soliciting the proxy.

To monitor the above examples of where a conflict of interest may exist, the Global Events Department is responsible for maintaining a list of all publicly traded clients (and the client’s parent company) of the Companies. The Companies currently have no affiliates that are publicly traded companies. The London Legal Department shall maintain a list of all employees of the Companies who are directors or officers of publicly traded companies, and shall advise, as applicable, the London Head of Compliance, who will then advise the Global Events Department. The portfolio manager and members of the SIT who are involved in the voting decision are responsible for notifying the Global Events Department, via the proxy voting form, if said portfolio manager, member or said member’s partner/spouse is a director, officer or employee of the company soliciting the proxy or if the SIT member is aware of any other possible real or perceived conflicts of interest.

The Companies have a duty to vote proxies in the best interests of their clients. Therefore, in situations where there is a real or perceived conflict of interest, the Companies will either vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service, or disclose the conflict to the client and obtain the client’s direction to vote the proxy.

Conflicts of interest – Barings Mutual Funds

Discretionary Clients.

Where the IMA requires it OR for UK mutual funds, we cannot vote our Clients’ holdings of any mutual funds or other securities managed or advised by Barings or any other member of the MassMutual group - an “In-House Vote” - unless we have obtained the relevant Client’s prior instructions on how to vote that particular holding - and irrespective of whether we are voting in line with ISS’s recommendation.

In this scenario, each Client will need to be contacted and their specific instructions sought on how we should vote. These instructions should be obtained in accordance with any applicable requirements as regards obtaining instructions as specified in the relevant IMA / Authorised Signatory list, with appropriate records maintained to demonstrate that this has been done.

The default position will be that it is assumed the client must be contacted unless proved otherwise (note: for UK mutual funds we must always contact the clients). Where the IMA does not require the client to be contacted, then we can only vote in line with ISS recommendations. If the Portfolio Manager wishes to override ISS recommendations they must get the written agreement of the client.

Mutual Funds

In a situation where one Barings mutual fund is invested in another Barings mutual fund then the following process should be followed.

UK Funds. These units cannot be voted. This is in accordance with FSA requirements.

Non UK Funds. Voting should be undertaken in accordance with the provisions stated in the general ‘Conflict of Interest’ section above. If a Portfolio Manager wishes to override ISS (or another independent third party) recommendation then this will be referred to the Proxy Voting Committee for review. Any decision by the Proxy Voting Committee to override the recommendation of an independent third party must demonstrate why it is considered to be in the interests of Barings’ clients.

ISS Proxy Voting Guidelines

A copy of ISS’s proxy voting guidelines can be found on the ISS Website at http://www.issproxy.com/policy/2006policy.jsp.

CARDINAL CAPITAL MANEGEMENT, L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

As of August 1, 2006

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Proxy Voting Procedures

(a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:

(1) Keep a record of each proxy received;

(2) Forward the proxy to the appropriate Portfolio Manager.

(3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

(4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

(5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

(6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas J. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1) Whether the proposal was recommended by management and Cardinal Capital’s opinion of management;

(2) Whether the proposal acts to entrench existing management; and

(3) Whether the proposal fairly compensates management for past and future performance.

IV. Conflicts of Interest

(1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer’s affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

(2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V. Disclosure

(a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at tspelman@cardcap.com in order to obtain information on how Cardinal Capital voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client’s proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital’s Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. Recordkeeping

Thomas J. Spelman will maintain files relating to Cardinal Capital’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

(c) A record of each vote that Cardinal Capital casts.

(d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how Cardinal Capital voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

Cornerstone Investment Partners, LLC

PROXY VOTING POLICIES

A.	Introduction

Rule 204-2 of the Advisers Act requires that investment advisers adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how CIP has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, CIP’s general policies and procedures for voting proxies are set forth below.

B.	Proxy Voting Principles and Guidelines

Please see Exhibit XII

C.	Specific Proxy Voting Policies and Procedures

CIP believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

Edward Mitchell Jr., CFA, Managing Partner is responsible for overseeing the proxy voting program and Broadridge is Cornerstone’s proxy voting platform. Broadridge provides the connectivity with all of our custodians.

For each proxy, every ballot initiative is reviewed and compared to Cornerstone’s Principles and Guidelines and any client specific guidelines. Cornerstone uses research from Egan Jones to gain further insight into each ballot initiative. For any ballot items that require additional research, those items are referred to the Investment Committee for further review.

CROSSWIND INVESTMENTS, LLC

PROXY VOTING

A. STATEMENT OF APPLICABLE LAW AND POLICY: PROXY VOTING

The Advisers Act requires the adviser to, at all times, act solely in the best interest of its clients. Rule 206(4)-6 of the Advisers Act requires any adviser who votes proxies on behalf of clients to have written policies and procedures. The Adviser believes that one of the privileges of owning stock in a company is the right to vote on matters concerning aspects of a company’s structure and operations. Therefore, the Adviser has adopted Proxy Voting Policies and Procedures that it believes are reasonably designed to insure that proxies are voted in the best interest of clients, and in accordance with its fiduciary duties and Rule 206(4)-6 under the Advisers Act.

B. PROCEDURES: PROXY VOTING

The CCO is responsible for implementing, updating and monitoring the Adviser’s Proxy Voting Policies and Procedures, for insuring appropriate disclosure is given to clients, and assisting in the resolution of conflicts of interests. The CCO also is responsible for maintaining, as part of the Adviser’s books and records, copies of the Adviser’s Procedures, proxies records and backup documentation relating to voting decisions and conflict resolution in accordance with applicable record keeping requirements. The CCO can delegate in writing any of his or her responsibilities under this policy to another person.

A copy of Crosswind’s Proxy Voting Policies and Procedures (the “Procedures”) is attached to this Manual as Exhibit F. The Procedures provide detailed guidelines as to the manner in which proxies will be voted and the basis for the voting decisions. The key elements for administering the Procedures are summarized below:

The CCO should monitor, evaluate and update the Procedures, as appropriate, including:

•	Providing a copy of the Procedures, and amendments, to all PMs.

•	Insuring that voting responsibility between the Adviser and the client is clearly established and recorded in the client file.

•	Ensuring that all clients who have retained authority to vote their own proxies document such on the Administrator application.

•	Overseeing the process by which the PM votes the proxies to ensure they are in accordance with the Adviser’s guidelines, as set forth in the Procedures.

•	Ensuring that, if a client has any specific voting requests, such requests are noted in the client file.

•

Assisting the PM in identifying conflicts that may exist between the interests of the Adviser and its clients by reviewing the relationship of the Adviser with the issuer of any security for which a proxy is being voted to determine if the Adviser or its employees has a financial, business or personal relationship with the issuer.

•	When a material conflict of interest has been identified, taking the necessary steps to resolve the matter in accordance with Crosswind’s Procedures.

•	Reviewing the Procedures at least annually to assess their adequacy.

•	Ensuring that the Procedures are updated with information about new accounts for which Crosswind has assumed proxy voting responsibility.

Crosswind is required to provide clients with disclosure summarizing its Procedures. A summary of Crosswind’s Procedures is contained in Schedule F of Form ADV Part II. All prospective clients will receive disclosure of a summary of Crosswind’s in Form ADV Part II, a copy of which is required to be delivered as part of the new client intake process.

For accounts for which Crosswind has proxy voting rights or has otherwise assumed proxy voting responsibility, PMs may to vote on each matter on a proxy. If the PM so elects, the PM shall obtain the concurrence of the CEO or, in his absence, the COO. PMs will then coordinate the submission of the proxy voting materials with the CCO.

All PMs should forward any requests by a client for their proxy voting records to the CEO. The CEO should respond to all client requests for documentation relating to proxies voted on their behalf.

DOUBLELINE FUNDS TRUST

DOUBLELINE CAPITAL, LP

DOUBLELINE PRIVATE FUNDS

PROXY VOTING, CORPORATE ACTIONS AND CLASS ACTIONS

January 2011

I. Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP (“DoubleLine”, the “Adviser” or the “Firm”) and DoubleLine Funds Trust (the “Trust”) on behalf of each of its series (“the Funds”) to provide a method of monitoring proxy voting and action taken in respect of corporate actions and class actions, and reporting appropriately, to meet regulatory requirements and client needs. DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Clients”) pursuant to contractual delegation of such authority. Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities), each of which is a “Private Fund” and collectively “Private Funds”) managed by DoubleLine also adopts this policy.

The Funds and the Private Funds rely upon DoubleLine to provide advice as to how and when to vote proxies related to their portfolio holdings. The Funds have retained U.S. Bancorp Fund Services, LLC (“USBFS”) for various related administrative activities, including filing Form N-PX.

II. Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III. Policy – Proxies and Corporate Actions

As a fixed income manager, it is not anticipated that DoubleLine will vote many (if any) proxies. However, because this Proxy Policy also applies to voting and/or consent rights of securities held by DoubleLine Clients, DoubleLine will, on behalf of each Client (including the Funds or the Private Funds), with respect to debt securities, vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Clients’ best interests in mind. To the extent that voting a proxy is desirable, DoubleLine votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts and considers each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of Clients to do so.

In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of clients, enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines (listed below), DoubleLine will vote in accordance with its contractual obligations.

In addition, where the Adviser determines that there are unusual costs and/or difficulties associated with voting a proxy, which more typically might be the case with respect to proxies of non-U.S. issuers, the Adviser reserves the right to not vote a proxy unless it determines that the potential benefits of voting the proxy exceed the expected cost to the Client. Other factors that may influence DoubleLine’s determination not to vote a proxy for a debt or equity security include if: (1) the effect on the applicable Client’s economic interests or the value of the portfolio holding is insignificant in relation to the Client’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The Guidelines provide a basis for making decisions in the voting of proxies or corporate actions for Clients of DoubleLine. When voting proxies or corporate actions, DoubleLine’s utmost concern is that all decisions be made solely in the interests of the Client and with the goal of maximizing the value of the Client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine will vote (assuming it votes at all) for or against a particular type of proposal. DoubleLine’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of DoubleLine’s clients, are best able to determine how to further client interests and goals and are primarily responsible for determining how to vote proxies in accordance with this policy. The portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management and, if desired, an outside service.

All proxies or corporate actions received shall be retained by the Chief Risk Officer or designate. Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted. The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy or corporate actions information will be delivered to them.

IV. Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, DoubleLine will assist clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine. DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held any former client. DoubleLine will complete proofs-of-claim for the Funds and Private Funds.

V. Class Actions Policy

As a fixed income manager, it is not anticipated that DoubleLine will receive regular or frequent notices regarding Class Action lawsuits related to Client portfolio securities. In the event that Client securities become the subject of a Class Action lawsuit, the portfolio manager will assess the value to Clients in participating in such legal action. If the portfolio manager decides that participating in the Class Action is in the Client’s best interest, DoubleLine will submit appropriate documentation on Clients’ behalf, subject to contractual or other authority. DoubleLine may consider any relevant information in determining whether participation in a Class Action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in a Class Action, including in comparison to the Client pursuing other legal recourse against the issuer. DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the Class Action, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI. Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to vote proxies or take action in respect of corporate actions on behalf of Clients when a Client’s relevant securities are on loan in accordance with the Client’s securities lending program that is controlled by a securities lending agent or custodian acting independently of DoubleLine. Notwithstanding this fact, in the event that DoubleLine becomes aware of a proxy or corporate action voting matter that would enhance the economic value of the client’s position and that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to vote the proxy until or unless the Client recalls the lent security. When such situations relate to the Funds or the Private Funds, DoubleLine will take actions to recall the lent security.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s investment personnel as to whether voting would be in the Client’s best interest.

VII. Procedures for Material Conflicts of Interest

Should material conflicts of interest arise as to a proxy or corporate action, the proxy or corporate action shall be brought to the attention of the Chief Compliance Officer or designate, who shall involve other executive managers or legal counsel as may be deemed necessary by the Chief Compliance Officer to attempt to resolve such conflicts. Such individuals also shall determine the materiality of such conflict if the conflict cannot be resolved. (An example of a specific conflict of interest that should be brought to the Chief Compliance Officer (or designate) is a situation where a proxy contest involves securities issued by a DoubleLine Client. When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Chief Compliance Officer or designate.)

If, after appropriate review, a material conflict is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the voting guidelines or factors set forth in this Policy; (ii) convening a committee consisting of the Chief Compliance Officer and other non-investment executive officers of DoubleLine to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen non-investment executive officers of DoubleLine; or (iv) voting (or not voting) in accordance with the instructions of such Client or (v) not voting the Proxy (if consistent with DoubleLine’s fiduciary obligations).

VIII. Procedures for Proxy Solicitation

In the event that any Employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event, then the Employee must forward the solicitation request to the Chief Compliance Officer or designate. Such requests shall be reviewed with appropriate executive and senior management. Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designate.

IX. Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon USBFS to prepare and make their filings on Form N-PX. DoubleLine shall assist USBFS by providing information regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

B. Providing Policies and Procedures

Mutual funds that invest in voting securities are required to describe in their statements of additional information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. USBFS shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf.

A Fund is required to send this description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon USBFS to provide this service.

The Funds may describe file these policies and procedures as part of their registration statements on Form N-1A or chose to include these policies and procedures as part of their registration statement.

X. Recordkeeping

A.	DoubleLine must maintain the documentation described in this policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained.

B.	Client request to review proxy votes:

Any request from a Client, whether written (including e-mail) or oral, received by any Employee of DoubleLine, must be retained.

The Client Service group will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested. If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular client redacted.

Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and maintained in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

C.	Proxy voting records:

Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XI. Disclosure

The CCO or designate will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Attachment A to DoubleLine Capital LP and DoubleLine Funds Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For trustee nominees in uncontested elections
•	For management nominees in contested elections
•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
•	For changing the company name
•	For approving other business
•	For adjourning the meeting
•	For technical amendments to the charter and/or bylaws
•	For approving financial statements

Capital Structure

•	For increasing authorized common stock
•	For decreasing authorized common stock
•	For amending authorized common stock
•	For the issuance of common stock, except against if the issued common stock has superior voting rights
•	For approving the issuance or exercise of stock warrants
•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•	For decreasing authorized preferred stock
•	For canceling a class or series of preferred stock
•	For amending preferred stock
•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
•	For eliminating preemptive rights
•	For creating or restoring preemptive rights
•	Against authorizing dual or multiple classes of common stock
•	For eliminating authorized dual or multiple classes of common stock
•	For amending authorized dual or multiple classes of common stock
•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
•	For a stock repurchase program
•	For a stock split
•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company
•	For recapitalization
•	For restructuring the company
•	For bankruptcy restructurings
•	For liquidations
•	For reincorporating in a different state
•	For a leveraged buyout of the company
•	For spinning off certain company operations or divisions
•	For the sale of assets
•	Against eliminating cumulative voting
•	For adopting cumulative voting

Board of Trustees

•	For limiting the liability of trustees
•	For setting the board size
•	For allowing the trustees to fill vacancies on the board without shareholder approval
•	Against giving the board the authority to set the size of the board as needed without shareholder approval
•	For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
•	For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board
•	Against amending a classified board
•	For repealing a classified board
•	Against ratifying or adopting a shareholder rights plan (poison pill)
•	Against redeeming a shareholder rights plan (poison pill)
•	Against eliminating shareholders’ right to call a special meeting
•	Against limiting shareholders’ right to call a special meeting
•	For restoring shareholders’ right to call a special meeting
•	Against eliminating shareholders’ right to act by written consent
•	Against limiting shareholders’ right to act by written consent
•	For restoring shareholders’ right to act by written consent
•	Against establishing a supermajority vote provision to approve a merger or other business combination
•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
•	For eliminating a supermajority vote provision to approve a merger or other business combination
•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid
•	Against establishing a fair price provision

Fairpointe Capital LLC

Proxy Voting Summary

Fairpointe Capital LLC (“Fairpointe”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Clients may obtain information with respect to the voting of proxies for their securities by contacting their portfolio manager or the firm’s compliance officer.

Fairpointe has retained Risk Metric’s ISS and Broadridge’s ProxyEdge service to assist in the proxy voting process. The Portfolio Managers review each proxy and will approve or override the recommendations of ISS according to the firm’s guidelines. The proxies are voted electronically with Broadridge’s ProxyEdge system. Complete records of proxy votes are maintained electronically through ProxyEdge.

As a matter of firm policy the following guidelines are intended to assist in the proxy voting process:

(a)	Fairpointe generally vote in favor of the following routine matters: name changes, election of directors, appointment of independent auditors, increase in the outstanding common stock or other equity classes, date and place of annual meeting, ratification of directors’ actions on routine matters, indemnification of directors and/or officers; employee stock purchase or ownership plans within dilution limits, annual elections and confidential voting.

(b)	Fairpointe generally votes in favor of mergers, acquisitions, restructurings, re-incorporations, changes in capitalization and employee and director compensation within reason and when pay and performance are aligned. However, other financial issues may need additional consideration and may involve issues such as hostile takeovers and mergers.

(c)	Fairpointe will generally vote against any proposal that attempts to limit shareholder democracy, such as increased indemnification for directors and officers, certain supermajority rights, classified boards, cumulative voting, authorization of new securities that are unduly dilutive and amending state of corporation.

(d)	Fairpointe intends to vote on a case-by-case basis on social issues.

(e)	A client may have their own set of proxy voting guidelines which may conflict with Fairpointe or another client. If such situation arises, it is our intention to comply with client guidelines by voting proxies attributable to that client on a proportionate basis.

Should a conflict of interest arise, Fairpointe will resolve the conflict with the view of the best interest of the investors. If Fairpointe determines there is a material conflict of interest in connection with a proxy vote, Fairpointe will vote clients’ proxies according to recommendations made by ISS, an independent third party.

HARRISON STREET SECURITIES, LLC

Proxy Voting

Policy

HSS, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Director of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

HSS has adopted procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

• All employees will forward any proxy materials received on behalf of clients to the Director of Operations;

• The Director of Operations will determine which client accounts hold the security to which the proxy relates;

• Absent material conflicts, the Director of Operations will determine how HSS should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

• HSS will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how HSS voted a client’s proxies, and that clients may request a copy of these policies and procedures.

• The Director of Operations will also send a copy of this summary to all existing clients who have previously received HSS’s Disclosure Document; or the Director of Operations may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

• All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Director of Operations.

• In response to any request the Director of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how HSS voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

• In the absence of specific voting guidelines from the client, HSS will vote proxies in the best interests of each particular client. HSS’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on HSS’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

• HSS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

• HSS will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

• In reviewing proposals, HSS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

• HSS will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of HSS with the issuer of each security to determine if HSS or any of its employees has any financial, business or personal relationship with the issuer.

• If a material conflict of interest exists, the Director of Operations will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

• HSS will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Director of Operations shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

• These policies and procedures and any amendments;

• Each proxy statement that HSS receives;

• A record of each vote that HSS casts;

• Any document HSS created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Director of Operations or proxy committee, if applicable.

• A copy of each written request from a client for information on how HSS voted such client’s proxies, and a copy of any written response.

(NOTE: In the event an adviser retains the research, voting and/or recordkeeping services of an outside proxy firm, the adviser must tailor its proxy policy and procedures to be consistent with the services received and the firm’s actual proxy handling and voting processes.)

In addition, advisers should conduct initial due diligence reviews of any proxy service firm engaged as well as oversight on an on-going or periodic basis. These reviews of the proxy firms’ services and practices should include conflicts of interest, consistency of voting with guidelines, fees and disclosures, as relevant, among other things. Advisers as a matter of best practices should document any initial and oversight reviews.

HERNDON CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY

Herndon Capital Management, LLC (“Herndon Cap”) has a fiduciary obligation to, at all times, place the best interest of advisory clients (e.g. plan participants and beneficiaries) as the sole consideration when voting proxies of portfolio companies. Herndon Cap has retained Proxy Governance, Inc. (“PGI”) for proxy voting services. PGI will analyze the voting issues and carry out the actual voting process in accordance with its guidelines which have been agreed to by Herndon Cap’s Proxy Committee. Proxy issues receive consideration based on all relevant facts and circumstances.

Some accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the contract that Herndon Cap will not vote their proxies. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its accounts, and will do so through PGI.

Proxy Committee. Herndon Cap has established a Proxy Committee. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues. The Proxy Committee has reviewed and agreed with PGI’s proxy voting guidelines and instructed them to vote on Herndon Cap’s behalf in accordance with those guidelines for Herndon Cap’s clients. As PGI amends their guidelines the Proxy Committee will review and based on the agreement of the terms will provide PGI voting instruction.

Herndon Cap provides PGI with the list of accounts and their holdings monthly to ensure that PGI has record of the clients and their holdings for proxy purposes.

The Proxy Committee meets at least annually to review any guideline changes from PGI, should any exist.

In compliance with the U. S. Department of Labor, the Director of Operations maintains applicable records regarding proxy voting for accounts. The Director of Operations can access a report online on any given day. Any voting decision that may require a deviation from the standard policies will be deferred to the Proxy Committee from PGI for further analysis and a final decision. In these rare situations, outside legal counsel may be sought for additional guidance, and reasons for such action will be noted in the committee’s “special” meeting minutes.

ERISA Accounts. It is Herndon Cap’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the client agreement that Herndon Cap will not vote proxies on their behalf. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its ERISA accounts.

Material Conflicts. Regardless of material conflict, Herndon Cap through PGI will, at all times, vote in the best interest of the client.

Criteria. PGI on behalf of Herndon Cap votes proxies related to securities held by clients in a manner solely in the interest of the client, which is in accordance with written PGI guidelines. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, PGI shall vote in the prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Checks and Balances. Periodically, Herndon Cap will:

1. Spot check to verify that proxies received have been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries;

2. Provide a proxy voting report to those clients that request it; in a manner consistent with the client’s request, which may vary.

Herndon Cap through PGI will provide investment company clients with the information necessary to comply with filing requirements of Form N-PX on a timely basis.

Lake Partners, Inc.

Proxy Voting

November 29, 2004

As amended: March 6, 2009

Policy

Lake Partners, Inc. (the “Adviser”) has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). These policies and procedures are designed to ensure that the Adviser is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations.

The Adviser considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which the Adviser has voting authority. The Adviser’s authority to vote proxies is established by the investment management agreement (as amended from time to time) and/or the brokerage account application agreement with the client. In all circumstances, the Adviser will comply with specific client directions to vote proxies, whether or not such client directions deviate from the Adviser’s policies and procedures.

The Adviser seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. The Adviser evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.

The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals. Generally, the Adviser will oppose management in order to further the independence of the board of directors, to preserve the rights of shareholders (such as by resisting attempts to entrench management), and to oppose compensation packages that the Adviser deems to be excessive.

Proxy Committee: Proxy Voting Guidelines

The Adviser has established a Proxy Committee. The members of the Proxy Committee are appointed by the Board of Directors of the Adviser from time to time and are listed on Attachment A. The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Controller acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser’s clients, including developing, authorizing, implementing and updating the Adviser’s proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Committee typically reviews reports on the Adviser’s proxy voting activity at least annually and as necessary to fulfill its responsibilities. The Proxy Committee reports to the Adviser’s Board of Directors at least annually regarding the administration of these policies and procedures and any changes deemed appropriate.

The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser’s Proxy Voting Guidelines (the “Guidelines”), a copy of which is attached hereto as Attachment B. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser’s evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company or investment company whose proxy is being voted.

Proxy Voting Procedure

The Adviser establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to the Adviser. In every case where a client has delegated responsibility for voting proxies to the Adviser, the Adviser tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.

Prior to a proxy voting deadline, the appropriate analyst of the Adviser (who may be a member of the Proxy Committee) will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company or investment company, shareholder groups and independent proxy research services. An analyst may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had the Adviser not sought to exercise voting rights with respect to those securities.

The Adviser is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

The Adviser will use echo voting for the investment company shares when required by law.

Conflicts of Interest

The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company or investment company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances. Whenever an analyst determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.

A. Identifying Conflicts of Interest

For purposes of identifying conflicts under these procedures, the Proxy Committee will rely on publicly available information about a company or investment company and its affiliates, information about the company or investment company and its affiliates that is generally known by the Adviser’s employees, and other information actually known by a member of the Proxy Committee.

The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

1. Significant Business Relationships – The Proxy Committee will consider whether the matter involves an issuer or proponent with which the Adviser has a significant business relationship. The Adviser has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a “significant business relationship” is one that might create an incentive for the Adviser to vote in favor of management.

2. Significant Personal or Family Relationships – The Proxy Committee will consider whether the matter involves an issuer, proponent or individual with which an employee of the Adviser who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Adviser votes the proxy. Employees of the Adviser who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Committee members, senior management, as applicable) are required to disclose to the Proxy Committee any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter.

3. Contact with Proxy Committee Members – If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser’s Chief Compliance Officer who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the member of the Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.

B. Determining Whether a Conflict is Material

In the event that the Proxy Committee determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Adviser’s conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

C. Voting Proxies Involving a Material Conflict

In the event that the Proxy Committee determines that the Adviser has a material conflict of interest with respect to a proxy proposal, the proposal shall be voted in accordance with Lake Partners’ proxy voting guidelines. However, if a material conflict of interest is identified and the guidelines do not address how to vote on the proposal, the Proxy Committee may: (i) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) fully disclose the nature of the conflict to the client and obtain the client’s consent as to how Lake Partners shall vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

The Adviser may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.1

The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the Adviser does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Committee.

5. DISCLOSURE

In accordance with the Advisers Act, the Adviser reports upon request to its clients regarding the manner in which their proxies are voted. It is the Adviser’s general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

6. RECORD RETENTION

The Adviser maintains the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required.

Attachments

Attachment A – Members of the Proxy Committee

Attachment B – Lake Partners, Inc. Proxy Voting Guidelines

1 The existence of a material conflict of interest will not affect an analyst’s determination that it is in the best interests of clients not to vote a proxy.

Attachment A

Members of the Proxy Committee

Members of the Proxy Committee

Ronald A. Lake, Co-Chairman, President, Director

Frederick C. Lake, Co-Chairman, Secretary, Treasurer

Maurice A. Cabral, Controller, Chief Compliance Officer

Attachment B

LAKE PARTNERS, INC.

Proxy Voting Guidelines

One of the primary factors Lake Partners, Inc. (the “Adviser”) considers when determining the desirability of investing in a [particular company] or investment company is the quality and depth of its management. Accordingly, the Adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the Adviser will vote on most issues presented in a [company] or investment company proxy statement in accordance with the position of the company’s management, unless the Adviser determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the security. However, the Adviser will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in the Adviser’ judgment, it would not be in the best interests of the client to do so.

The Adviser generally characterizes proxy voting issues into three Levels (I, II and III). The Level of proposal will determine the depth of research required by the analyst when deciding how to vote each proxy. Level I matters normally are voted based on the recommendation of the issuer’s management. Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders. Whenever an analyst determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.

A.        Level I Proposals

Level I proposals are those which do not propose to change the structure, bylaws, or operations of a company or investment company to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. However, the appropriate analyst of the Adviser will research the issue before making a conclusion as to how a vote would be in the best interest of the client.

☐ Approval of auditors

☐ Election of directors and officers of the corporation

☐ Indemnification provisions for directors

☐ Liability limitations of directors

☐ Name changes

☐ Declaring stock splits

☐ Elimination of preemptive rights

☐ Incentive compensation plans

☐ Changing the date and/or the location of the annual meetings

☐ Minor amendments to the articles of incorporation

☐ Employment contracts between the company and its executives and remuneration for directors

☐ Automatic dividend reinvestment plans

☐ Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

B.        Level II Proposals

Issues in this category are more likely to affect the structure and operations of a company or investment company and, therefore, will have a greater impact on the value of a client’s investment. The applicable analyst on the security will review each issue in this category on a case-by-case basis and perform diligent research to make a decision based on the best interest of the client. In those instances where the decision is not clear cut, the analyst will consult with the Proxy Committee and solicit their input. As stated previously, voting decisions will be made based on the perceived best interest of the clients. Level II proposals include:

☐ Mergers and acquisitions

☐ Restructuring

☐ Re-incorporation or formation

☐ Changes in capitalization

☐ Increase or decrease in number of directors

☐ Increase or decrease in preferred stock

☐ Increase or decrease in common stock

☐ Material changes in terms for fees or expenses of an investment company

☐ Material changes in investment policies or guidelines of an investment company

☐ Stock option plans or other compensation plans

☐ Social issues

B.        Level III (Corporate Governance) Proposals

The Adviser generally will vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. In addition to the steps taken to render a decision in the above-mentioned scenarios (Level I and Level II proposals), the analyst may find it necessary to contact company or investment company management to discuss any such proposal to gain a more complete understanding before casting a vote. Proposals in Level III may include:

☐ Poison pills

☐ Golden parachutes

☐ Greenmail

☐ Supermajority voting

☐ Board classification without cumulative voting

☐ Confidential voting

PROXY VOTING POLICY AND PROCEDURES

M.D. SASS INVESTORS SERVICES, INC.

The Investment Advisers Act of 1940 imposes on us as an investment manager a general fiduciary responsibility to act in the best interest of our clients.

In cases where voting authority has been delegated to us, we have determined that, as a general matter, it is consistent with those responsibilities to support the management position on many issues presented for stockholder approval. Where we believe that support for the management position conflicts with our fiduciary responsibilities to investors, or where support for the management position would materially diminish stockholder rights, we will vote against the management position.

Voting decisions will be made based on what is in the best economic interest of our clients.

GENERAL POLICIES WITH RESPECT TO SPECIFIC PROPOSALS

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of plan participants and beneficiaries, we will generally vote FOR the following proposals if we believe they are in the best interests of our clients. Additional considerations effecting the decision to vote for are listed below:

a.	Election of management slate of directors – consider board independence as well as long term performance of the directors and the company.

In voting on entire Board:

(i) 2/3 of the Directors should be independent (have only one connection to the corporation which is the directorship or if the person is a rank and file employee). A more complete definition is attached as Exhibit A.

(ii) Consider company’s long-term value growth as judged by performance indicators.

(iii) Consider actions taken by the Board that may not be in the Company’s long term best interest i.e. awarding themselves excessive compensation.

(iv) Consider the Board’s responsiveness to shareholder concerns – proposals.

In voting on individual Directors:

(i) Committees – Audit, Nominating and Compensation may be required to be 100% composed of independent directors. This should be considered and vote against non-independent director nominee serving on these committees. Also consider performance of committees i.e. approving excessive compensation, failing to address auditor conflicts).

(ii) Attendance at 75% of meetings or withhold vote.

(iii) If the Director is employed full time – service on no more than 3 public company Boards. If retired, no more than 5 public company Boards.

Contested Elections: consider Board independence, background of proxy contest, evaluate the competing strategic corporate plans, impact on constituents and equity ownership of individual directors.

b.	Appointment of auditors – vote for unless any of the following factors, then vote against ratification:

(i) We determine that there is a change in auditors from prior years and the cause is a disagreement between the terminated auditor and the company on a matter of accounting principles and practices.

(ii) Auditor provides advice on tax avoidance strategies (see tax services in proxy) where we believe this may put auditor in role of advocate for the Company.

(iii) Fees for non-audit services are more than 20 % of all fees, we should be concerned.

(iv) The Company has had the same auditor for more than 7 years.

c.	Cumulative voting.
d.	Profit sharing/remuneration plans.
e.	Pension/retirement plans.
f.	Authorization of new securities if there is no intent to unduly dilute shareholder’s proportionate interest, reverse stock splits.

(i) Common stock – support if reasonable and management provides persuasive justification. Vote against increase of existing authorization by more than 50%.

(ii) Preferred stock – approve unless Board has unlimited rights to set the terms and conditions of the shares.

(iii) Support reverse stock split if management provides reasonable justification.

(iv) Vote against issuance of new classes of stock with unequal voting rights (dual class voting).

g.	Acquisition of property
h.	Asset restructuring
i.	Option/incentive plans and revisions thereof.

(i) Support if performance-based (includes premium price – strike price of 100% + of fair market value on date of grant or linked to market or industry stock price index).

(ii) Support expensing of stock options.

(iii) Plan should not exceed an annual stock option grant rate of 1 % of shares outstanding to senior executives.

(iv) Vote against a plan that does not prohibit repricing of underwater stock options with new unless Company has a policy against repricing.

(v) Vote against proposal if total dilution of outstanding voting power or shareholders’ equity is greater than 10%

(vi) Vote against reloading (to replace options which have been exercised).

(vii) Oppose plans where more than 10 % of option shares were issued to the top 5 executives in the last year.

(viii) Vote for plans where the executive is required to hold a substantial portion of the award while at the Company i.e. 75 % of their equity compensation awards, including shares from option exercises.

(ix) Support performance-vesting restricted stock (as opposed to time-lapsing) provided amount of stock granted is reasonable in proportion to the executive’s total compensation. Executive should be required to hold while at the Company.

j.	Compensation plans and revisions thereof

(i) Base compensation should be reasonable – minimum necessary for retention and recruitment.

(ii) Variable compensation – support plans that use explicit operating performance benchmarks i.e. improving EPS.

(iii) Executive perks and benefits. – support greater disclosure and oversight; vote against benefit to executives that exceeds that offered to other employees.

(iv) Golden parachutes – support shareholder approval of them. Vote to eliminate severance package for any senior executive which provides for benefits not generally offered to other Company employees. Severance plan or stock option “change in control” vesting feature should be contingent upon completion of merger rather than lesser standard of shareholder approval.

(v) Outside Director Compensation – significant proportion should be stock and subject to reasonable holding requirements.

(vi) Oppose management proposal to issue tracking stock to reflect performance of a particular business segment.

k.	Increasing indebtedness within prudent limits.
l.	Anti-greenmail amendments
m.	Preemptive rights

n.	Employee related proposals – employee stock purchase plan and high-performance workplace practices (if we conclude in shareholders’ best interests and do not unduly interfere with the Company’s operation). Employees should have pension choice defined benefit vs. cash-balance plans.
o.	Fair-Price Provisions
p.	Shareholder proposals.

(i) Adoption of codes or policies based on the United Nations’ International Labor Organization’s Fundamental Conventions (ILO) (freedom of association, equality, abolition of forced (convict) and child labor and standard supplier resolutions not to do business with suppliers that use forced, child labor etc).

(ii) Reports on human rights.

(ii) MacBride Principles which deal with Northern Ireland.

(iii) Environmental issues – adoption of CERES principles (that encourage Company to protect the environment and health and safety of its employees)

(iv) EEO – proposals for reports on diversity in the workplace if there are no arbitrary or unreasonable goals or require the Company to hire people who are unqualified for their position. Support sexual orientation anti-bias position. Diversity – women and minority group Board members.

(v) Proposals for reports on financial institutions fair-lending compliance practices.

(vi) Proposals seeking review of business strategies that may present a significant risk to long term corporate value (if the review does not impose undue costs on the Company).

(vii) Analyst independence from investment banking business (IPO allocation) and sell-side research.

(viii) Proposals that provide access to proxy statement to advance non-management candidates unless the access right could be used to promote hostile takeovers.

(ix) Proposal to separate Chairman and CEO – to require an independent Director (who has not been an executive) be Chairman of the Board. If there is no separation, support proposal to establish a lead independent Director.

(x) Proposals for greater Board and Auditor independence (i.e. audit firm rotation, limit or prohibit non-audit services).

(xi) Proposals asking for additional disclosure of the role of the Board in developing business.

(xii) Proposals that seek greater confidential voting (this does not apply to proxy vote disclosure after the meeting).

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of our clients, we will generally vote AGAINST the following proposals if we believe they are not in the best interests of our clients:

a.	Easing standards of indemnification for directors or corporate officers.
b.	Staggered terms for directors; term limits.
c.	Authorizations of new securities if intent appears to be to unduly dilute stockholder’s proportionate interest.
d.	Poison pill/anti-takeover measures that do not require submission to the Board every 3 years.
e.	Re-incorporation in the State of Delaware if intent is to protect management and directors.
f.	Elimination of waivers of preemptive rights.
g.	Alteration of voting provisions; proportionate ratio of number of shares per vote if not in the best interest of shareholders.
h.	Fair price provisions/amendments.
i.	Granting of stock options to non-employee directors.

j.	Proposals to change the state of incorporation where the effect could be to reduce shareholder’s rights to participate in the decision-making process or present other risks that outweigh benefits. This is also applicable to reincorporation in other countries, particularly offshore tax havens. Vote against unless:

(i) Criteria for supporting – Company makes compelling case and the proposal will not harm or weaken shareholder rights or lessen management accountability; will contribute quantifiable benefits to Company’s long term value and not adversely impact Company’s employees and communities where they live.

(ii) Vote against reincorporation in offshore tax haven or to limit Director liability or as takeover defense.

k.	Supermajority voting requirements.
l.	Board size – to be less than 5 or more than 15.
m	Limit or eliminating the Shareholders’ right to call Special Meetings and act by Written Consent without a meeting if provided for in the By-Laws.
n.	Approving other business.

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of our clients, we will vote on issues such as mergers and reorganizations on a case by case basis taking into account the following factors:

a.	Impact of the merger on long-term corporate value, including the prospects of the combined companies.
b.	Anticipated financial and operating benefits.
c.	Offer price (cost vs. premium).
d.	How the deal was negotiated
e.	Changes in corporate governance and their impact on shareholder rights
f.	Impact on key constituents at both companies, including employees and communities.

EXHIBIT A

Independent Director – A director is defined as independent if he or she has only one nontrivial connection to the corporation, that of his or her directorship or is a rank and file employee. A director generally will not be considered independent if currently or previously employed by the Company or an affiliate in an executive capacity; if employed by a present or former auditor of the Company in the past five years; if employed by a firm that is one of the Company’s paid advisors or consultants; if employed by a customer or supplier with a nontrivial business relationship; if employed by a foundation or university that receives grants or endowments from the Company; if the person has any personal services contract with the Company; if related to an executive or director of the Company; or if an officer of a firm on which the Company’s chairman or chief executive officer also is a board member.

MONTAG & CALDWELL, INC.

PROXY VOTING POLICY

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. (“M&C”) in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which it has discretionary voting authority in the manner believed is most likely to enhance shareholder value. Where practical, M&C may consider requests to vote proxies in accordance with client specific guidelines.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

Once discretionary voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee. If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

It is against M&C’s policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C’s advisory clients.

The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

1. Auditors

M&C will generally vote to ratify auditors, unless

•	An auditor has a financial interest in or association with the company and is thus not independent,

•	There is evidence the independent auditor has issued an inaccurate or misleading opinion,

•	Fees for non-audit services are excessive

2. Board of Directors

M&C will generally vote for routine election or re-election of directors.

M&C will generally vote for proposals to repeal classified boards, and to elect all directors annually.

M&C will generally vote against proposals to classify boards

MONTAG & CALDWELL, INC.

PROXY VOTING POLICIES

M&C will generally vote against proposals to allow cumulative voting.

3. Proxy Contests

M&C will review contested director elections on a case-by-case basis.

4. Takeover Defenses

M&C will generally vote for shareholder proposals requesting that a company submit its poison pill to a shareholder vote or redeem it unless the company has:

•	A shareholder approved poison pill in place,

•	The company has an acceptable policy covering the future adoption of a poison pill.

M&C will generally vote for shareholder proposals calling for a poison pill to be put to a vote within a time period of less than one year after adoption

M&C will review on a case-by-case basis management proposals on poison pill ratification.

M&C will generally vote against proposals to require a supermajority of shareholder vote

M&C will generally vote for proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

M&C will review mergers, acquisitions, and restructurings on a case-by-case basis.

6. State of Incorporation

M&C will review proposals to change a company’s state of incorporation on a case-by-case basis.

7. Capital Structure

M&C will generally vote to increase the number of shares of common stock authorized unless

•	The explicit purpose of the increase is to implement a non-shareholder approved rights plan (poison pill)

M&C will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

M&C will review other proposals regarding preferred stock on a case-by-case basis

MONTAG & CALDWELL, INC.

PROXY VOTING POLICIES

8. Compensation Issues

M&C will review the following issues on a case-by-case basis:

•	Equity compensation plans,

•	Director Compensation,

•	Employee Stock Purchase Plans – Qualified Plans

•	Employee Stock Purchase Plans – Non-Qualified Plans

•	Severance Agreements

9. Corporate Responsibility

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

M&C will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of corporate responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following areas:

•	Animal Rights

•	Drug Pricing and Re-importation

•	Genetically Modified Foods

•	Tobacco

•	Artic National Wildlife Refuge

•	Concentrated Area Feeding Operations

•	Global Warming and Kyoto Protocol Compliance

•	Political Contributions

•	Outsourcing/Off-shoring

•	Country-specific Human Rights Reports

•	Placing arbitrary restrictions on environmental practices

MONTAG & CALDWELL, INC.

PROXY VOTING POLICIES

10. Administrative Issues

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

If a client’s shares are on loan at the time of voting, it is not M&C’s policy to request that the custodian recall the shares on loan.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

M&C will maintain records of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C’s response to the client’s written or verbal requests.

The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Reviewed April 9, 2009

NEPTUNE INVESTMENT MANAGEMENT LIMITED (“NEPTUNE” OR “THE COMPANY”)

PROXY VOTINGPOLICIES AND PROCEDURES

ASTON NEPTUNE INTERNATIONAL FUND (“THE FUND”)

1. Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be applied to ensure that such rights are exercised in a properly and timely exercised manner.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

2. Policy

Neptune’s, policy for proxy voting, which it considers to be a vital component of its fiduciary duty to its clients, is to fulfill its responsibility for voting proxies for the portfolio’s securities in a consistent manner with the best economic interests of the fund. Neptune maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to the fund about the voting of proxies for the portfolio’s securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents to the client or another party, Neptune will exercise discretionary voting authority over proxies issued on securities held in the fund.

It is the policy of Neptune to vote, focused on the investment implications of each issue and in a manner that Neptune believes is in the best interests of the fund.

3. Responsibility

The Neptune Proxy Voting Policy Committee and its designated service provider, currently this is Glass Lewis through Broadridge, have the responsibility for the implementation and monitoring of the Company’s proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

4. Procedures

Neptune has adopted procedures to implement the Company’s policy and conducts reviews to monitor and ensure the policy is observed, implemented properly and amended or updated, as appropriate. These procedures may be summarized as follows:

4.01 Proxy Committees

Neptune has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer, the Head of Research, the Chief Compliance Officer and the designated Proxy Officer. No less than annually, the Committee is responsible for reviewing the guidelines it has established amending them as required and reviewing the performance of its voting agents. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Chief Compliance Officer, designated Investment Administration personnel and the Proxy Officer. No less than annually, the Committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

4.02 Voting

The Proxy Voting Policy Committee is advised by the designated service provider, Glass Lewis through Broadridge. Neptune employs Glass Lewis, the specialist voting agency, to analyze every resolution of every meeting for each of the companies we invest in for the fund. In common with most institutions, the vast majority of meetings are non-controversial. Nonetheless, every resolution is voted and tested by Glass Lewis in accordance with agreed proxy voting guidelines, version January 2009.

The voting agent analyses proxy proposals, tracks and receives proxies for the fund for which Neptune are entitled to vote and votes proxies pursuant to agreed upon guidelines. Neptune compiles and retains voting records. A Proxy Officer has been designated to coordinate communications between the Fund Administration personnel and the voting agent. The Proxy Officer named is Nicola Weigert, in Nicola’s absence Daniel Dent will be the reserve.

The steps for reviewing and submitting votes are as follows:

•	The voting agent will transmit each vote 72 hours in advance of the vote deadline to the Proxy Officer.

•	In order to give the manager an opportunity to override a vote the Proxy Officer prints copies of the upcoming votes for the manager’s review.

•	The Proxy Officer will document any vote overridden by the Portfolio Manager and advised to the voting agent.

•	The Compliance Department will review, on a semi-annual basis, the Proxy Officer’s voting files to ensure there is evidence of review.

•	For each vote, the Proxy Voting Officer reviews the number of shares held for reasonableness to ensure that the voting agent has an accurate record of the shares Neptune is responsible for voting.

5. Voting Guidelines

In the absence of specific voting guidelines from the client, Neptune will vote proxies in the best interests of the fund. The fund is permitted to place reasonable restrictions on Neptune’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

6. Conflicts Of Interest

Neptune has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the relevant Glass Lewis guidelines adopted by the relevant Proxy Committee. In cases where Neptune believes there may be an actual or perceived conflict of interest, it seeks to address such conflicts in various ways, including the following:

•	Documenting fully the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

•	Requiring the approval of the Chief Compliance Officer prior to providing voting instructions to the voting agent;

•	Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

•	Seeking legal counsel.

In situations where Neptune perceives a material conflict of interest, it may:

•	Defer to the voting recommendation of the voting agent;

•	Vote pursuant to client direction (following disclosure of the conflict to the client),

•	Vote reflectively (in the same proportion and manner as other shareholders),

•	Abstain from voting; or

•	Take such other action which, in the considered view of the Proxy Committee, protects the interests of its clients.

Circumstances necessitating such actions may include the voting of proxies on securities issued by Neptune or the voting of proxies where Neptune or its affiliates have a direct financial interest.

The Proxy Officer and the Compliance Department will identify any conflicts that exist between the interests of Neptune and the fund by reviewing the relationship of Neptune with the issuer of each security to determine if Neptune or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the fund, to give the fund an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Neptune will maintain a record of the voting resolution of any conflict of interest.

7. Recordkeeping

The Proxy Voting Policy Committee shall retain the following proxy records in accordance with the applicable regulator’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that Neptune receives;

•	A record of each vote that Glass Lewis casts on behalf of Neptune in accordance with agreed proxy voting guidelines (version January 2009);

•	Any document that Neptune created that was material to making a decision on how to vote proxies, or that documents that decision, including period reports to the fund;

•	A copy of each written request from the fund for information on how Neptune voted such client’s proxies, and a copy of any written response.

8. Disclosure

Neptune will provide the Fund on request, a summary of its proxy voting policy and procedures, including a statement, if required, detailing how Neptune voted the fund’s proxies.

9. Fund Requests for Information

•	The Fund’s requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer, Karen Barker.

•

In response to any request, the Proxy Committee will prepare a written response to the Fund with the information requested and, as appropriate will include the name of the issuer, the proposal voted upon, and how Neptune voted the Fund’s proxy with respect to each proposal about which the Fund enquired.

RIVER ROAD ASSET MANAGEMENT, LLC

PROXY VOTING

POLICIES AND PROCEDURES

Policy

River Road Asset Management, LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services (“ISS”), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

River Road Asset Management has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

Proxy Committee’s

River Road Asset Management has established two Proxy Committee’s to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. There responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minumim of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

Voting

The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which River Road Asset Management’s clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for River Road Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Keri Chandler.

The steps for reviewing and submitting votes are as follows:

•	The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

•	The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by River Road Asset Management.

•

The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

•	The Compliance Department will review on a semi-annually basis, the Proxy Analyst’s proxy files to ensure there is evidence of review.

•

For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares River Road Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

•

Once a month or more often, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to River Road Asset Management are included in this feed.

•	ISS matches the client accounts to the applicable proxy and records the vote.

Voting Guidelines

In the absence of specific voting guidelines from the client, River Road Asset Management will vote proxies in the best interests of each particular client. River Road Asset Management’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on River Road Asset Management’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities. 2005 Approved Proxy Voting Guidelines.

Conflicts Of Interest

River Road Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where River Road Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

•	Documenting the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

•	Requiring the approval of the Department Head and the CCO prior to providing voting instructions to the voting agent;

•	Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

•	Seeking legal counsel.

In situations where River Road Asset Management perceives a material conflict of interest, the Adviser may:

•	Defer to the voting recommendation of ISS or another independent third party;

•	Vote pursuant to client direction (following disclosure of the conflict to the client)

•	Vote reflectively (in the same proportion and manner as other shareholders),

•	Abstain from voting; or

•	Take such other action which protects the interests of its clients.

Circumstances necessitating such actions may include the voting of proxies on securities issued by River Road Asset Management’s affiliated corporations or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of River Road Asset Management with the issuer of each security to determine if River Road Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Aston Funds will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that River Road Asset Management receives;

•	A record of each vote that River Road Asset Management casts;

•	Any document River Road Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the GENERAL MANAGER;

•	A copy of each written request from a client for information on how River Road Asset Management voted such client’s proxies, and a copy of any written response.

Disclosure

•

River Road Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how River Road Asset Management voted a client’s proxies, and that clients may request a copy of these policies and procedures.

•

The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received River Road Asset Management’s Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests For Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

•

In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how River Road Asset Management voted the client’s proxy with respect to each proposal about which client enquired.

Regulatory Reference

Proxy Voting

MANUAL VERSION RELEASE DATE: 1/5/2006 10:24:47 AM

323-A Main St. – P.O. Box 71 – Lakeville, CT, 06039 – (860) 435-0200 –

fax (860) 435-0031

(C) Copyright 2005-2006, National Regulatory Services. All Rights Reserved.

Smart Portfolios LLC

IA Policies and Procedures Manual

12/04/07 to Current

Proxy Voting

Policy

Smart Portfolios LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Investment Policy Committee has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Smart Portfolios LLC has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

- All employees will forward any proxy materials received on behalf of clients to the Investment Policy Committee;

- The Investment Policy Committee or designated personnel will determine which client accounts hold the security to which the proxy relates;

- Absent material conflicts, the Investment Policy Committee will determine how Smart Portfolios LLC should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

- Smart Portfolios LLC will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Smart Portfolios LLC voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

- All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Investment Policy Committee.

- In response to any request the Investment Policy Committee will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Smart Portfolios LLC voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

- In the absence of specific voting guidelines from the client, Smart Portfolios LLC will vote proxies in the best interests of each particular client. Smart Portfolios LLC’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Smart Portfolios LLC’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

- Smart Portfolios LLC will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

- Smart Portfolios LLC will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

- Smart Portfolios LLC will use echo voting for investment company shares when required by law.

- In reviewing proposals, Smart Portfolios LLC will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

- Smart Portfolios LLC will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Smart Portfolios LLC with the issuer of each security to determine if Smart Portfolios LLC or any of its employees has any financial, business or personal relationship with the issuer.

- If a material conflict of interest exists, the Investment Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

- Smart Portfolios LLC will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Investment Policy Committee shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

- These policies and procedures and any amendments;

- Each proxy statement that Smart Portfolios LLC receives;

- A record of each vote that Smart Portfolios LLC casts;

- Any document Smart Portfolios LLC created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Investment Policy Committee or proxy committee, if applicable.

- A copy of each written request from a client for information on how Smart Portfolios LLC voted such client’s proxies, and a copy of any written response.

PROXY VOTING

POLICIES AND PROCEDURES

TAMRO CAPITAL PARTNERS, LLC

Policy

TAMRO, as a matter of policy and as a fiduciary to clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of clients. The Company maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company’s proxy policies and practices. Company policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as make information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents for the client or another party, TAMRO will exercise discretionary voting authority over proxies issued on securities held in client accounts. It is TAMRO policy to vote with a focus on the basis of the investment implications of each issue and in a manner that the Company believes is in the best interest of its clients.

Where possible, it is TAMRO policy to take action on behalf of clients with regard to portfolio holdings which are subject to corporate actions (of a non-proxy nature) so long as the Company is in a position to: (1) have reason to know that the client portfolio holds such a security for which there is a corporation action; and (2) have receipt of notice of corporate action from the client custodian who maintains custody of such security on behalf of the client. Common corporate actions include tender offers, spin-offs, mergers/de-mergers, and name changes.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are exercised properly and in a timely fashion. Investment advisers registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

It is the Trader’s responsibility to notify the Investment Team of all pending proxy votes. The Investment Team and its designated proxy service provider have the responsibility for the implementation and monitoring of the Company’s proxy voting policy, practices, disclosures and record keeping. The Investment Team considers the recommendations of the proxy service provider, but may override such recommendations as deemed appropriate. The CIO is responsible for all override approvals. It is the responsibility of client custodians to notify the Company of pending corporate actions which impact securities held in client portfolios managed by TAMRO.

Procedures / Internal Controls

TAMRO has adopted procedures to implement, monitor, and amend as necessary the Company’s corporate action and proxy policies, as summarized below.

Role of Investment Team

It is the responsibility of the Investment Team to oversee the proxy process. At least annually, the Investment Team is responsible for approving or amending the guidelines it has established, reviewing the performance of the proxy service provider, and addressing any procedural issues that may arise in proxy voting processes. Meetings may be called by any Investment Team member throughout the year, based on issues that arise.

Proxy Voting

The proxy service provider offers analysis of proxy proposals, tracks and receives proxies for which TAMRO clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for the Company.

The steps for reviewing and submitting votes are as follows:

• The Trader reviews the proxy system on a weekly basis during proxy season.

• The Trader saves copies of the upcoming voting agendas and the number of shares held by TAMRO.

• The Trader reviews the voting agendas, determines if there are any issues to report to the Investment Team, documents evidence of their review of the agenda, and maintains the copies in a proxy file.

• For each vote, the Trader reviews the number of shares held for reasonability to ensure that the provider has an accurate record of the shares TAMRO is responsible for voting.

• If the Investment Team chooses to override the proxy service provider’s recommendations, the CIO will complete and sign a Proxy Override Form to document the decision. Override forms are maintained in proxy files held by the Trader.

• Once a week the Operations Department submits a file of current clients and their holdings to the proxy provider. Only clients that have delegated voting to TAMRO are included in this feed.

• The proxy service provider matches the client accounts to the applicable proxy, records the vote and reconciles shares held in TAMRO client accounts against the ballots received for the accounts. Exact matches may not occur due to certain accounts having securities lending arrangements.

• The CCO will review on a periodic basis the Trader’s proxy files to ensure there is evidence of review.

Voting Guidelines

In the absence of specific voting guidelines from the client, TAMRO will vote proxies in the best interests of each particular client. The Company’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on the Company’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

Conflicts of Interest

There may be instances where the Company or its access persons are subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, due to personal or familial relationships of personnel or when TAMRO has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company), or a third party that is a proponent of a particular outcome on a proxy issue. TAMRO requires documentation regarding potential conflicts of interest. In cases where it believes there may be an actual or perceived conflict of interest, the Company requires additional steps that may include obtaining the prior approval of the CCO, obtaining Investment Team review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (in the same proportion and manner as other shareholders) or taking such other action as necessary to protect the interests of clients. In all such cases, proxy records will fully reflect such conflicts and their resolution, and include evidence of approvals as necessary.

Recordkeeping

TAMRO and the service provider shall retain the following proxy records in accordance with SEC retention requirements:

• These policies and procedures and any amendments.

• Each proxy statement that TAMRO receives.

• A record of each vote that TAMRO casts.

• Any document TAMRO created that was material to making a decision how to vote proxies, or that memorializes that decision, including Proxy Override Forms.

• A copy of each written request from a client for information on how TAMRO voted such client’s proxies, and a copy of any written response.

Disclosure

• TAMRO will provide information in its ADV Form, Part II summarizing proxy voting policy and procedures, including a statement that clients may request information regarding how the Company voted proxies, and that clients may request a copy of these policies and procedures. Form ADV Part II is provided at the time of contract execution and offered annually thereafter.

Other Corporate Actions

• At the time of a new client relationship, TAMRO shall direct the client’s custodian to add the Company to the mailing/notification list should a corporate action notice come to the attention of the custodian for a holding in the client’s TAMRO portfolio. Copies of corporate action notices should be sent to the attention of the Trader.

• The Investment Team shall act upon all such corporate action notices upon receipt, where possible, in a manner that is deemed to be in the client’s best interests.

• All copies of approved corporate action records are maintained in the designated centralized client files maintained by the COO.

Client Requests for Information

• All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

• In response to any request the Investment Team and its designated service provider will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and the manner in which TAMRO voted the client’s proxy with respect to each proposal about which the client inquired.

PROXY VOTING

POLICIES AND PROCEDURES

TAPLIN, CANIDA & HABACHT, INC.

Policy

TCH, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients. The Adviser may offer assistance as to proxy matters upon a client’s request, but the client in all cases has either retained the proxy voting responsibility or designated the responsibility to the custodian or other third party. Upon client request, TCH would consider accepting such responsibility. Consequently, TCH would amend current disclosures and adopt appropriate policies.

TCH’s policy of having no proxy voting responsibility is disclosed to clients in the ADV. TCH has also adopted the policy to include disclosure in all future contracts that the Adviser does not vote proxies.

The vast majority of ERISA accounts to which TCH acts as investment advisor are fixed-income accounts, which do not participate in proxy voting.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are property and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how your address material conflicts that may arise between your interests and those of your client’s (b) to disclose to clients how they may obtain information from you with respect to the voting of proxies for their securities; and (c) to describe to clients a summary of your proxy voting policies and procedures and, upon request, furnish a copy to your clients.

VEREDUS ASSET MANAGEMENT

PROXY VOTING POLICIES AND PROCEDURES

AS OF MAY 31, 2005

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. When Veredus Asset Management (VAM) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Voting Guidelines

In the absence of specific voting guidelines from the client, VAM will vote proxies in the best interests of the clients.

The key objectives of the following policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

III. Proxy Voting Procedures

(1)	In an effort to assist VAM in gathering information and voting, VAM has outsourced proxy voting to Institutional Shareholder Services (ISS), a leading provider of proxy voting and corporate governance services. All proxy ballots are sent directly to ISS from the custodian banks. ISS researches the proxy issues and provides a voting recommendation based upon their proxy-voting manual utilized consistently among all clients (a summary of the ISS proxy voting manual may be obtained upon request). VAM accesses this information via the internet and determines if we agree with the recommendations made by ISS. VAM maintains the right to determine the final vote made. If ISS recommends voting against management, special attention is given to the issue to determine if VAM agrees with the recommendation. VAM will research the issue and discuss it with the portfolio managers and if it is determined that a vote with management is in the best interest of the client, we will change the vote by logging onto the ISS Proxymaster website where a manual vote change can be made.

(2)	As VAM is utilizing ISS, a third party proxy service, we must ensure that ISS does not have a conflict through a separate relationship with an issuer prior to VAM accepting recommendations on voting issues. As part of our voting procedures, VAM will contact ISS and obtain information on any services ISS has performed for the issuer in question and the dollar amount paid for the service. VAM will then assess the information and determine if a conflict exists. If it is determined that a conflict does exist, VAM will perform it’s own research of the issues and make an informed decision on the vote. If no conflict exists, VAM will consider the ISS recommendation as usual.

IV. Conflicts Of Interest

(1)	The Proxy Administrator will identify any conflicts that exist between the interests of VAM and its clients. This examination will include a review of the relationship of VAM and its affiliates with the issuer of each security (and any of the issuer’s affiliates) to determine if the issuer is a client of VAM or an affiliate of VAM or has some other relationship with VAM or a client of VAM.

(2)	If a material conflict exists, VAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. VAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when VAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, VAM will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of VAM when voting proxies if such a conflict exists.

V. Disclosure

(1)	VAM will disclose in its Form ADV Part II that clients may contact the Proxy Administrator, Amy Benningfield, via e-mail, abenningfield@veredus.com or telephone (502) 214-5281 in order to obtain information on how VAM voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Administrator will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how VAM voted the client’s proxy.

(2)	A concise summary of these Proxy Voting Policies and Procedures will be included in VAM’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Proxy Administrator will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. Recordkeeping

The Proxy Administrator will maintain files relating to VAM’s proxy voting procedures in VAM’s office. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of VAM. Records of the following will be included in the files:

(1)	Copies of these proxy voting policies and procedures, and any amendments thereto.

(2)	A copy of any document VAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

(3)	A copy of each written client request for information on how VAM voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how VAM voted its proxies.

As VAM has access to proxy statements and records of each vote cast via the ISS Proxymaster website on the internet, we will not maintain paper copies within our office.

PART C: OTHER INFORMATION

ITEM  28. EXHIBITS

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)	(1)	Amended and Restated By-Laws dated July 8, 2010 are incorporated herein by reference to Exhibit (b)(4) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement dated April 15, 2010 between the Trust and Aston Asset Management, LP is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 112 to the Registration Statement as filed on August 30, 2010.

	(2)	Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management, LP are incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 136 to the Registration Statement as filed on December 21, 2011.

	(3)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Montag & Caldwell, Inc. (currently known as Montag & Caldwell LLC) is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(4)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(5)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Todd-Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(6)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 2010.

(7)	Revised Schedule A to the Sub-Investment Advisory Agreement dated December 29, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 2010.

(8)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Taplin, Canida, and Habacht, LLC is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(9)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Neptune Investment Management Limited is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(10)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Cardinal Capital Management LLC is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(11)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Baring International Investment Limited is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(12)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Smart Portfolios, LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 113 to the Registration Statement as filed on September 1, 2010.

(13)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(14)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(19) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(15)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Herndon Capital Management, LLC is incorporated herein by reference to Exhibit (d)(26) to Post-Effective Amendment No. 119 to the Registration Statement as filed on December 27, 2010.

(16)	Sub-Investment Advisory Agreement dated October 20, 2010 between Aston Asset Management, LP and Crosswind Investments, LLC is incorporated herein by reference to

2

Exhibit (d)(21) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(17)	Sub-Investment Advisory Agreement dated December 28, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(29) to Post-Effective Amendment No. 120 to the Registration Statement as filed on December 28, 2010.

	(18)	Sub-Investment Advisory Agreement dated July 13, 2011 between Aston Asset Management, LP and DoubleLine Capital LP is filed herewith as Exhibit (d)(18).

	(19)	Sub-Investment Advisory Agreement dated December 21, 2011 between Aston Asset Management, LP and Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 136 to the Registration Statement as filed on December 21, 2011.

	(20)	Sub-Investment Advisory Agreement dated April 29, 2011 between Aston Asset Management, LP and Fairpointe Capital LLC is filed herewith as Exhibit (d)(20).

	(21)	Sub-Investment Advisory Agreement dated July 15, 2011 between Aston Asset Management, LP and Cornerstone Investment Partners, LLC is filed herewith as Exhibit (d)(21).

	(22)	Sub-Investment Advisory Agreement dated June 30, 2011 between Aston Asset Management, LP and Harrison Street Securities, LLC is filed herewith as Exhibit (d)(22).

(e)	(1)	Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(2)	Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(6)	Distribution Agreement between Aston Funds and BNY Mellon Distributors Inc is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

3

	(7)	Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(7).

	(8)	Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(9)	ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(10)	Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 49 as filed on June 30, 2003.

	(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(3)	Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).

	(4)	Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(5)	Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(6)	Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(7)	Letter Agreement between Aston Funds and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager to be filed by amendment.

(h)	(1)	Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

4

(2)	Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(4)	Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(5)	Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(6)	Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(7)	Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8)	Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) to Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

(9)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10)	Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13)	Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(13).

(14)	Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

5

(15)	Amendment to Transfer Agency Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)	Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(17)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(18)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(19)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(20)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(21)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(22)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(23)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(24)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 50 to the Registration Statement as filed on December 30, 2003.

(25)	Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(26)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

6

(27)	Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective amendment No. 136 to the Registration Statement as filed on December 21, 2011.

(28)	Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(29)	Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(30)	Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(31)	Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(32)	Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(33)	Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(34)	Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(35)	Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(36)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(37)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(38)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

7

	(39)	Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 97 to the Registration Statement as filed on February 28, 2008.

	(40)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(40).

	(41)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(i)	Opinion of Vedder Price P.C. to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 136 to the Registration Statement dated December 21, 2011.

	(5)	Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(6)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(7)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(n)	(1)	Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

8

	(2)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(5) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

	(6)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 129 to the Registration Statement as filed on May 27, 2011.

	(7)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 133 to the Registration Statement as filed on July 13, 2011.

(o)	(1)	Power of Attorney dated June 24, 2010 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

(p)	(1)	Amended Code of Ethics of Todd-Veredus Asset Management LLC is filed herewith as Exhibit (p)(1).

	(2)	Amended Code of Ethics of Aston Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

	(3)	Amended Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 130 to the Registration Statement as filed on May 27, 2011.

	(4)	Amended and Restated Code of Ethics of Aston Asset Management, LP is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 133 to the Registration Statement as filed on July 13, 2011.

	(5)	Amended Code of Ethics of Taplin, Canida & Habacht, LLC is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(6)	Code of Ethics of Neptune Investment Management Limited is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

9

(7)	Amended Code of Ethics of Cardinal Capital Management, L.L.C. is filed herewith as Exhibit (p)(7).

(8)	Amended Code of Ethics of Baring International Investment Limited is filed herewith as Exhibit (p)(8).

(9)	Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(10)	Code of Ethics of M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(11)	Amended Code of Ethics of TAMRO Capital Partners, LLC filed herewith as Exhibit (p)(11).

(12)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell LLC is filed herewith as Exhibit (p)(12).

(13)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(14)	Code of Ethics of Herndon Capital Management, LLC is filed herewith as Exhibit (p)(14).

(15)	Amended Code of Ethics of Crosswind Investments, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 129 to the Registration Statement as filed on May 27, 2011.

(16)	Amended Code of Ethics of DoubleLine Capital LP is filed herewith as Exhibit (p)(16).

(17)	Code of Ethics of Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 136 to the Registration Statement as filed on December 21, 2011.

(18)	Code of Ethics of Fairpointe Capital LLC is filed herewith as Exhibit (p)(18).

(19)	Code of Ethics of Cornerstone Investment Partners, LLC is filed herewith as Exhibit (p)(19).

(20)	Code of Ethics of Harrison Street Securities, LLC is filed herewith as Exhibit (p)(20).
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

10

ITEM 30. INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

11

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A. ASTON ASSET MANAGEMENT, LP

Aston Asset Management, LP (formerly, Aston Asset Management LLC) (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-71598 and 801-66837).

ITEM 32.	PRINCIPAL UNDERWRITER.

Item 32. Principal Underwriter

(a) BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 12, 2011 the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Funds I

Highland Funds II

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

Versus Global Multi-Manager Real Estate Income Fund LLC

(b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

12

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position

John F. Fulgoney	Director
Michael DeNofrio	Director
Steven Turowski	Director
Dennis J. Westley	Director
Scott P. LaVasseur	Director

Officers

Name	Position(s) with Distributor

John F. Fulgoney	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Ellen C. Krause	Chief Risk Officer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Vice President
Dianna A. Stone	Assistant Secretary and Assistant Clerk
Kevin D. Peterson	Assistant Treasurer – Tax
Gary E. Abbs	Assistant Treasurer – Tax
Joanne S. Huber	Assistant Treasurer – Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Adviser

Aston Asset Management, LP, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

Subadvisers

Montag & Caldwell, LLC, 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Todd-Veredus Asset Management LLC, National City Tower, 101 South Fifth Street, Suite 3100, Louisville, KY 40202

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

13

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830

Herndon Capital Management, LLC, 100 Auburn Avenue, Suite 300, Atlanta, Georgia 30303

Crosswind Investments, LLC, Two International Place, Boston, Massachusetts 02110

Fairpointe Capital LLC, 1 N. Franklin Street, Suite 3300, Chicago, Illinois 60606

DoubleLine Capital LP, 333 S. Grand Avenue, Los Angeles, California 90036

Silvercrest Asset Management Group LLC, 1330 Avenue of the Americas, 38th Fl., New York NY 10019

Cornerstone Investment Partners, LLC, 3438 Peachtree Rd. NE, Suite 900, Atlanta, GA 30326

Harrison Street Securities, LLC, 71 South Wacker Drive, Suite 3575, Chicago, IL 60606

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286

Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 4400 Computer Drive, Westborough, MA 01581 and 201 Washington Street Boston, MA 02109

Distributor

BNY Mellon Distributors, Inc. (formerly, PFPC Distributors, Inc.), 760 Moore Road, King of Prussia, PA 19406

ITEM 34.	MANAGEMENT SERVICES.

Not Applicable.

ITEM 35.	UNDERTAKINGS.

Not Applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 29th day of December, 2011.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 29th day of December, 2011.

Signature	Capacity	Date

Jack W. Aber*	Trustee
Jack W. Aber

Stuart D. Bilton*	Trustee
Stuart D. Bilton

William E. Chapman, II*	Independent Chairman, Trustee
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Jeffrey S. Murphy*	Trustee
Jeffrey S. Murphy

Gregory T. Mutz*	Trustee
Gregory T. Mutz

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Robert B. Scherer*	Trustee
Robert B. Scherer

15

Signature	Capacity	Date

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

/s/ Stuart D. Bilton	Chief Executive Officer	December 29, 2011
Stuart D. Bilton

/s/ Laura M. Curylo	Chief Financial Officer and Treasurer	December 29, 2011
Laura M. Curylo

/s/ Laura M. Curylo	Attorney-in-Fact	December 29, 2011
Laura M. Curylo

* Signed by Laura M. Curylo pursuant to a Power of Attorney filed previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

16

EXHIBIT INDEX

(d)(18)	Sub-Investment Advisory Agreement for DoubleLine Capital LP

(d)(20)	Sub-Investment Advisory Agreement for Fairpointe Capital LLC

(d)(21)	Sub-Investment Advisory Agreement for Cornerstone Investment Partners, LLC

(d)(22)	Sub-Investment Advisory Agreement for Harrison Street Securities, LLC

(e)(7)	Revised Schedule A to the Distribution Agreement

(g)(3)	Revised Exhibit A to the Custodian Services Agreement

(h)(13)	Revised Exhibit A to the Transfer Agency Services Agreement

(h)(40)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement

(p)(1)	Amended Code of Ethics of Todd-Veredus Asset Management LLC

(p)(7)	Amended Code of Ethics of Cardinal Capital Management, L.L.C.

(p)(8)	Amended Code of Ethics of Baring International Investment Limited

(p)(11)	Amended Code of Ethics of TAMRO Capital Partners, LLC

(p)(12)	Amended Code of Ethics of Montag & Caldwell, LLC

(p)(14)	Code of Ethics of Herndon Capital Management, LLC

(p)(16)	Amended Code of Ethics of DoubleLine Capital LP

(p)(18)	Code of Ethics of Fairpointe Capital LLC

(p)(19)	Code of Ethics of Cornerstone Investment Partners, LLC

(p)(20)	Code of Ethics of Harrison Street Securities, LLC

17